UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Susan McWhan Tobin, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2139

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

Item 1. Reports to Stockholders.

(a)	The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report
March 31, 2024

Loomis Sayles Core Plus Bond Fund
Loomis Sayles Global Allocation Fund
Loomis Sayles Growth Fund
Loomis Sayles Intermediate Duration Bond Fund
Loomis Sayles Limited Term Government and Agency Fund

IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission (SEC) has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports. Beginning in July 2024, Funds will be required by the SEC to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that is currently being provided. If you would like to receive shareholder reports and other communications from the Funds electronically, instead of by mail, you may make that request at www.icsdelivery.com/natixisfunds. If you have already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action.

Loomis Sayles Core Plus Bond Fund

Managers
Ian Anderson
Peter W. Palfrey, CFA®
Richard G. Raczkowski
Barath W. Sankaran, CFA®
Loomis, Sayles & Company, L.P.

Symbols
Class A	NEFRX
Class C	NECRX
Class N	NERNX
Class Y	NERYX

Investment Goal
The Fund seeks high total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns —March 31, 2024[1]
	6 Months	1 Year	5 Years	10 Years	Expense Ratios[2]
					Gross	Net
Class Y
NAV	6.93%	1.86%	1.17%	1.97%	0.50%	0.49%
Class A
NAV	6.77	1.62	0.91	1.71	0.75	0.74
With 4.25% Maximum Sales Charge	2.19	-2.71	0.03	1.27
Class C
NAV	6.36	0.85	0.15	1.09	1.50	1.49
With CDSC[3]	5.36	-0.13	0.15	1.09
Class N
NAV	6.98	1.96	1.26	2.06	0.40	0.40
Comparative Performance
Bloomberg U.S. Aggregate Bond Index[4]	5.99	1.70	0.36	1.54
Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.
2
Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the
Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/25. When a
Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

3
Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase, and includes automatic conversion to Class A shares after eight years.

4
Bloomberg U.S. Aggregate Bond Index is a broad-based index that covers the U.S. dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-
registered securities. The index includes bonds from the U.S. Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

1 |

Loomis Sayles Global Allocation Fund

Managers
Matthew J. Eagan, CFA®
Eileen N. Riley, CFA®
David W. Rolley, CFA®
Lee M. Rosenbaum
Loomis, Sayles & Company, L.P.

Symbols
Class A	LGMAX
Class C	LGMCX
Class N	LGMNX
Class Y	LSWWX

Investment Goal
The Fund seeks high total investment return through a combination of capital appreciation and current income.

Average Annual Total Returns —March 31, 2024[1]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Expense Ratios[2]
						Gross	Net
Class Y
NAV	19.94%	22.30%	8.55%	7.96%	— %	0.92%	0.92%
Class A
NAV	19.79	22.01	8.28	7.69	—	1.17	1.17
With 5.75% Maximum Sales Charge	12.90	15.02	7.01	7.05	—
Class C
NAV	19.36	21.12	7.48	7.04	—	1.92	1.92
With CDSC[3]	18.36	20.12	7.48	7.04	—
Class N (Inception 2/1/17)
NAV	19.97	22.44	8.65	—	9.42	0.82	0.82
Comparative Performance
MSCI All Country World Index (Net)[4]	20.14	23.22	10.92	8.66	10.56
Blended Index[5]	14.28	13.71	6.18	5.29	6.53
Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.
2
Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the
Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/25. When a
Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

3
Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase, and includes automatic conversion to Class A shares after eight years.

4	MSCI All Country World Index (Net) is an unmanaged index that captures large and mid-cap representation across developed markets and emerging markets countries.
5
Blended Index is an unmanaged, blended index composed of the following weights:  60% MSCI All Country World Index (Net) and 40% Bloomberg Global Aggregate
Bond Index. The Bloomberg Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The four major components of this index are the U.S. Aggregate, the Pan-European Aggregate, the Asian-Pacific Aggregate, and the Canadian Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and USD investment grade 144A securities.

| 2

Loomis Sayles Growth Fund

Managers
Aziz V. Hamzaogullari, CFA®
Loomis, Sayles & Company, L.P.

Symbols
Class A	LGRRX
Class C	LGRCX
Class N	LGRNX
Class Y	LSGRX

Investment Goal
The Fund seeks long-term growth of capital.

Average Annual Total Returns —March 31, 2024[1]
	6 Months	1 Year	5 Years	10 Years	Expense Ratios[2]
					Gross	Net
Class Y
NAV	28.22%	40.15%	16.95%	15.55%	0.67%	0.67%
Class A
NAV	28.02	39.80	16.65	15.25	0.92	0.92
With 5.75% Maximum Sales Charge	20.69	31.79	15.27	14.57
Class C
NAV	27.49	38.68	15.77	14.56	1.67	1.67
With CDSC[3]	26.49	37.68	15.77	14.56
Class N
NAV	28.20	40.24	17.04	15.63	0.58	0.58
Comparative Performance
S&P 500® Index[4]	23.48	29.88	15.05	12.96
Russell 1000® Growth Index[5]	27.19	39.00	18.52	15.98
Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.
2
Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the
Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/25. When a
Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

3
Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase, and includes automatic conversion to Class A shares after eight years.

4
Effective February 1, 2024, the Fund's primary broad-based performance index changed to the S&P 500® Index. The S&P 500® Index is a broad-based securities market index that represents the overall market applicable to the Fund. S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the U.S. equities market.

5
Russell 1000® Growth Index is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those
Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Fund will retain the Russell 1000® Growth Index as its additional benchmark for performance comparison.

3 |

Loomis Sayles Intermediate Duration Bond Fund

Managers
Daniel Conklin, CFA®
Christopher T. Harms
Clifton V. Rowe, CFA®
Loomis, Sayles & Company, L.P.

Symbols
Class A	LSDRX
Class C	LSCDX
Class N	LSDNX
Class Y	LSDIX

Investment Goal
The Fund seeks above-average total return through a combination of current income and capital appreciation.

Average Annual Total Returns —March 31, 2024[1],[2]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Expense Ratios[3]
						Gross	Net
Class Y
NAV	5.02%	3.84%	1.55%	1.96%	— %	0.46%	0.40%
Class A
NAV	4.87	3.54	1.27	1.69	—	0.71	0.65
With 4.25% Maximum Sales Charge	0.38	-0.87	0.40	1.25	—
Class C (Inception 8/31/16)
NAV	4.49	2.79	0.53	1.07	—	1.46	1.40
With CDSC[4]	3.49	1.79	0.53	1.07	—
Class N (Inception 2/1/19)
NAV	4.93	3.89	1.58	—	1.91	0.39	0.35
Comparative Performance
Bloomberg U.S. Aggregate Bond Index[5]	5.99	1.70	0.36	1.54	0.76
Bloomberg U.S. Intermediate Government/Credit Bond Index[6]	4.40	2.69	1.09	1.61	1.37
Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.
2
As of August 31, 2016, the Fund's Retail Class shares and Institutional Class shares were redesignated as Class A shares and Class Y shares, respectively.
Accordingly, the returns shown in the table for Class A shares prior to August 31, 2016 are those of Retail Class shares, restated to reflect the sales loads of Class A shares, and the returns in the table for Class Y shares prior to August 31, 2016 are those of Institutional Class shares. Prior to the inception of Class C shares
(August 31, 2016), performance is that of Retail Class shares, restated to reflect the higher net expenses and sales loads of Class C shares.

3
Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the
Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/25. When a
Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

4
Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase, and includes automatic conversion to Class A shares after eight years.

5
Effective February 1, 2024, the Fund's primary broad-based performance index changed to the Bloomberg U.S. Aggregate Bond Index. The Bloomberg U.S. Aggregate
Bond Index is a broad-based securities market index that represents the overall market applicable to the Fund. The Bloomberg U.S. Aggregate Bond Index covers the
U.S. dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the U.S. Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

6
Bloomberg U.S. Intermediate Government/Credit Bond Index includes securities in the intermediate maturity range within the Government and Credit Indices. The
Government Index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. The Fund will retain the
Bloomberg U.S. Intermediate Government/Credit Bond Index as its additional benchmark for performance comparison.

| 4

Loomis Sayles Limited Term Government and Agency Fund

Managers
Daniel Conklin, CFA®
Christopher T. Harms
Clifton V. Rowe, CFA®
Loomis, Sayles & Company, L.P.

Symbols
Class A	NEFLX
Class C	NECLX
Class N	LGANX
Class Y	NELYX

Investment Goal
The Fund seeks high current return consistent with preservation of capital.

Average Annual Total Returns —March 31, 2024[1]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Expense Ratios[2]
						Gross	Net
Class Y
NAV	3.53%	3.71%	1.19%	1.20%	— %	0.53%	0.45%
Class A
NAV	3.31	3.45	0.92	0.94	—	0.77	0.70
With 2.25% Maximum Sales Charge	1.02	1.10	0.46	0.71	—
Class C
NAV	2.93	2.68	0.15	0.33	—	1.53	1.45
With CDSC[3]	1.93	1.68	0.15	0.33	—
Class N (Inception 2/1/17)
NAV	3.46	3.76	1.24	—	1.37	0.43	0.40
Comparative Performance
Bloomberg U.S. Aggregate Bond Index[4]	5.99	1.70	0.36	1.54	1.14
Bloomberg U.S. 1-5 Year Government Bond Index[5]	3.15	2.44	0.93	1.10	1.10
Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.
2
Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the
Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/25. When a
Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

3
Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase, and includes automatic conversion to Class A shares after eight years.

4
Effective February 1, 2024, the Fund's primary broad-based performance index changed to the Bloomberg U.S. Aggregate Bond Index. The Bloomberg U.S. Aggregate
Bond Index is a broad-based securities market index that represents the overall market applicable to the Fund. The Bloomberg U.S. Aggregate Bond Index covers the
U.S. dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the U.S. Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

5
Bloomberg U.S. 1-5 Year Government Bond Index is a subindex of the Bloomberg U.S. Government Index, which is comprised of the Bloomberg U.S. Treasury and
U.S. Agency Indices. The Bloomberg U.S. Government Index includes Treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and U.S. agency debentures (publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the
U.S. government). The Bloomberg U.S. Government Index is a component of the Bloomberg U.S. Government/Credit Index and the Bloomberg U.S. Aggregate Bond
Index. The Fund will retain the Bloomberg U.S. 1-5 Year Government Bond Index as its additional benchmark for performance comparison.

5 |

ADDITIONAL INFORMATION
All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.
ADDITIONAL INDEX INFORMATION
This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.
The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.
PROXY VOTING INFORMATION
A description of the Natixis Funds' proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com, and on the Securities and Exchange Commission (“SEC”) website at www.sec.gov. Information about how the Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available through the Natixis Funds’ website and the SEC website.
QUARTERLY PORTFOLIO SCHEDULES
The Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC website at www.sec.gov. First and third quarter schedules of portfolio holdings are also available at im.natixis.com/funddocuments. A hard copy may be requested from the Fund at no charge by calling 800-225-5478.
TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE-TRADED FUNDS
In October 2022, the SEC adopted rule and form amendments requiring mutual funds and exchange-traded funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed with the SEC on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.
CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.
| 6

Understanding Fund Expenses
As a mutual fund shareholder, you incur different costs:  transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees ("12b-1 fees"), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds' prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.
The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2023 through March 31, 2024. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown for your class.
The second line in the table for each class of fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.
Loomis Sayles Core Plus Bond Fund	Beginning Account Value 10/1/2023	Ending Account Value 3/31/2024	Expenses Paid During Period* 10/1/2023 – 3/31/2024
Class A
Actual	$1,000.00	$1,067.70	$3.83
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$3.74
Class C
Actual	$1,000.00	$1,063.60	$7.69
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.52
Class N
Actual	$1,000.00	$1,069.80	$2.07
Hypothetical (5% return before expenses)	$1,000.00	$1,023.00	$2.02
Class Y
Actual	$1,000.00	$1,069.30	$2.53
Hypothetical (5% return before expenses)	$1,000.00	$1,022.55	$2.48

*
Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement):  0.74%, 1.49%, 0.40% and 0.49% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half–year (183), divided by 366 (to reflect the half–year period).

7 |

Loomis Sayles Global Allocation Fund	Beginning Account Value 10/1/2023	Ending Account Value 3/31/2024	Expenses Paid During Period* 10/1/2023 – 3/31/2024
Class A
Actual	$1,000.00	$1,197.90	$6.43
Hypothetical (5% return before expenses)	$1,000.00	$1,019.15	$5.91
Class C
Actual	$1,000.00	$1,193.60	$10.47
Hypothetical (5% return before expenses)	$1,000.00	$1,015.45	$9.62
Class N
Actual	$1,000.00	$1,199.70	$4.56
Hypothetical (5% return before expenses)	$1,000.00	$1,020.85	$4.19
Class Y
Actual	$1,000.00	$1,199.40	$5.06
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$4.65

*
Expenses are equal to the Fund's annualized expense ratio:  1.17%, 1.91%, 0.83% and 0.92% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half–year (183), divided by 366 (to reflect the half–year period).

Loomis Sayles Growth Fund	Beginning Account Value 10/1/2023	Ending Account Value 3/31/2024	Expenses Paid During Period* 10/1/2023 – 3/31/2024
Class A
Actual	$1,000.00	$1,280.20	$5.19
Hypothetical (5% return before expenses)	$1,000.00	$1,020.45	$4.60
Class C
Actual	$1,000.00	$1,274.90	$9.44
Hypothetical (5% return before expenses)	$1,000.00	$1,016.70	$8.37
Class N
Actual	$1,000.00	$1,282.00	$3.25
Hypothetical (5% return before expenses)	$1,000.00	$1,022.15	$2.88
Class Y
Actual	$1,000.00	$1,282.20	$3.77
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$3.34

*
Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement):  0.91%, 1.66%, 0.57% and 0.66% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half–year (183), divided by 366 (to reflect the half–year period).

| 8

Loomis Sayles Intermediate Duration Bond Fund	Beginning Account Value 10/1/2023	Ending Account Value 3/31/2024	Expenses Paid During Period* 10/1/2023 – 3/31/2024
Class A
Actual	$1,000.00	$1,048.70	$3.33
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	$3.29
Class C
Actual	$1,000.00	$1,044.90	$7.16
Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$7.06
Class N
Actual	$1,000.00	$1,049.30	$1.79
Hypothetical (5% return before expenses)	$1,000.00	$1,023.25	$1.77
Class Y
Actual	$1,000.00	$1,050.20	$2.05
Hypothetical (5% return before expenses)	$1,000.00	$1,023.00	$2.02

*
Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement):  0.65%, 1.40%, 0.35% and 0.40% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half–year (183), divided by 366 (to reflect the half–year period).

Loomis Sayles Limited Term Government And Agency Fund	Beginning Account Value 10/1/2023	Ending Account Value 3/31/2024	Expenses Paid During Period* 10/1/2023 – 3/31/2024
Class A
Actual	$1,000.00	$1,033.10	$3.56
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$3.54
Class C
Actual	$1,000.00	$1,029.30	$7.36
Hypothetical (5% return before expenses)	$1,000.00	$1,017.75	$7.31
Class N
Actual	$1,000.00	$1,034.60	$2.03
Hypothetical (5% return before expenses)	$1,000.00	$1,023.00	$2.02
Class Y
Actual	$1,000.00	$1,035.30	$2.29
Hypothetical (5% return before expenses)	$1,000.00	$1,022.75	$2.28

*
Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement):  0.70%, 1.45%, 0.40% and 0.45% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half–year (183), divided by 366 (to reflect the half–year period).

9 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Core Plus Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 88.6% of Net Assets

Non-Convertible Bonds — 88.5%
	ABS Car Loan — 2.1%
$4,420,000	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class C, 5.800%, 12/18/2028	$4,463,307
2,206,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025(a)	2,192,884
7,064,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027(a)	6,666,822
8,160,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-1A, Class A, 3.830%, 8/21/2028(a)	7,828,032
1,840,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-2A, Class A, 5.200%, 10/20/2027(a)	1,836,416
3,245,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class A, 6.020%, 2/20/2030(a)	3,349,330
4,224,254	Carvana Auto Receivables Trust, Series 2023-N1, Class A, 6.360%, 4/12/2027(a)	4,234,227
9,895,000	Carvana Auto Receivables Trust, Series 2023-P1, Class A3, 5.980%, 12/10/2027(a)	9,938,173
7,300,000	Credit Acceptance Auto Loan Trust, Series 2023-1A, Class A, 6.480%, 3/15/2033(a)	7,379,053
2,020,000	DT Auto Owner Trust, Series 2023-1A, Class C, 5.550%, 10/16/2028(a)	2,011,562
672,631	Exeter Automobile Receivables Trust, Series 2021-2A, Class C, 0.980%, 6/15/2026	667,930
4,320,000	Exeter Automobile Receivables Trust, Series 2023-1A, Class C, 5.820%, 2/15/2028	4,314,492
4,805,000	Ford Credit Auto Lease Trust, Series 2023-B, Class C, 6.430%, 4/15/2027	4,896,026
3,455,000	Ford Credit Auto Owner Trust, Series 2018-1, Class B, 3.340%, 7/15/2031(a)	3,383,991
7,240,000	Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.850%, 8/15/2035(a)	7,209,918
4,950,000	GM Financial Automobile Leasing Trust, Series 2023-1, Class B, 5.510%, 1/20/2027	4,923,349
12,845,000	Hertz Vehicle Financing III LLC, Series 2023-2A, Class A, 5.570%, 9/25/2029(a)	12,938,171
9,874,000	Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.210%, 12/26/2025(a)	9,640,246
9,930,000	NextGear Floorplan Master Owner Trust, Series 2023-1A, Class A2, 5.740%, 3/15/2028(a)	10,023,402
10,730,000	OneMain Direct Auto Receivables Trust, Series 2023-1A, Class A, 5.410%, 11/14/2029(a)	10,716,330
915,883	Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class B, 6.451%, 12/15/2032(a)	918,150
581,020	Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class C, 6.986%, 12/15/2032(a)	583,258
1,418,949	Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.950%, 9/15/2027	1,413,530
19,695,000	Santander Drive Auto Receivables Trust, Series 2022-2, Class B, 3.440%, 9/15/2027	19,390,614
6,865,000	Westlake Automobile Receivables Trust, Series 2022-2A, Class C, 4.850%, 9/15/2027(a)	6,804,574
1,295,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class B, 5.410%, 1/18/2028(a)	1,291,649
4,910,000	Westlake Automobile Receivables Trust, Series 2023-2A, Class C, 6.290%, 3/15/2028(a)	4,956,542
		153,971,978
	ABS Home Equity — 0.4%
2,211,984	CoreVest American Finance Ltd., Series 2019-3, Class A, 2.705%, 10/15/2052(a)	2,161,281
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$9,671	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)(c)	$9,436
880,547	OBX Trust, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048(a)(c)	811,290
2,963,430	Progress Residential Trust, Series 2023-SFR1, Class A, 4.300%, 3/17/2040(a)	2,863,362
6,214,413	PRPM LLC, Series 2024-1, Class A1, 6.959%, 2/25/2029(a)(c)	6,197,255
69,654	Sequoia Mortgage Trust, Series 2017-CH1, Class A1, 4.000%, 8/25/2047(a)(c)	65,057
319,015	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.000%, 3/25/2048(a)(c)	293,970
215,269	Sequoia Mortgage Trust, Series 2018-CH3, Class A2, 4.000%, 8/25/2048(a)(c)	208,607
3,660,000	Toorak Mortgage Trust, Series 2024-RRTL1, Class A1, 6.597%, 2/25/2039(a)(c)	3,657,328
1,220,110	Towd Point Mortgage Trust, Series 2015-1, Class A5, 4.534%, 10/25/2053(a)(c)	1,208,675
1,912,002	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.750%, 4/25/2055(a)(c)	1,885,240
5,101,352	Towd Point Mortgage Trust, Series 2016-2, Class M2, 3.000%, 8/25/2055(a)(c)	4,697,340
3,662,152	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058(a)(c)	3,521,926
		27,580,767
	ABS Other — 1.6%
2,230,000	Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.610%, 1/18/2028(a)	2,243,479
6,018,683	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046(a)	5,338,758
11,764,212	DB Master Finance LLC, Series 2021-1A, Class A2II, 2.493%, 11/20/2051(a)	10,377,365
570,689	Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2, 0.560%, 12/11/2034(a)	568,452
7,910,400	Jack in the Box Funding LLC, Series 2022-1A, Class A2I, 3.445%, 2/26/2052(a)	7,334,396
13,310,400	Jack in the Box Funding LLC, Series 2022-1A, Class A2II, 4.136%, 2/26/2052(a)	11,579,216
5,863,596	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046(a)	5,211,119
8,475,997	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046(a)(c)	7,529,355
13,500,000	OneMain Financial Issuance Trust, Series 2021-1A, Class A2, 30 day USD SOFR Average + 0.760%, 6.079%, 6/16/2036(a)(c)	13,392,459
3,025,000	SCF Equipment Leasing LLC, Series 2023-1A, Class A2, 6.560%, 1/22/2030(a)	3,055,059
2,785,984	Textainer Marine Containers VII Ltd., Series 2020-2A, Class A, 2.100%, 9/20/2045(a)	2,528,656
15,890,000	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038(a)	15,897,627
15,765,919	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	16,512,783
13,900,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640%, 4/20/2054(a)	13,894,315
		115,463,039
	ABS Student Loan — 0.5%
2,616,759	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069(a)	2,415,226
See accompanying notes to financial statements.
| 10

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Student Loan — continued
$7,592,854	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.060%, 10/15/2069(a)	$6,671,834
8,025,437	Navient Private Education Refi Loan Trust, Series 2023-A, Class A, 5.510%, 10/15/2071(a)	8,065,179
2,778,781	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.070%, 1/15/2053(a)	2,451,125
6,674,813	SMB Private Education Loan Trust, Series 2021-C, Class A2, 1 mo. USD SOFR + 0.914%, 6.240%, 1/15/2053(a)(c)	6,610,839
7,852,199	SMB Private Education Loan Trust, Series 2023-A, Class A1A, 5.380%, 1/15/2053(a)	7,862,854
1,834,650	SoFi Professional Loan Program LLC, Series 2020-A, Class A2FX, 2.540%, 5/15/2046(a)	1,723,809
		35,800,866
	ABS Whole Business — 0.3%
7,125,200	Domino's Pizza Master Issuer LLC, Series 2018-1A, Class A2I, 4.116%, 7/25/2048(a)	6,931,275
4,689,300	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.251%, 12/05/2051(a)	4,377,708
11,867,800	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2II, 4.008%, 12/05/2051(a)	10,528,519
		21,837,502
	Aerospace & Defense — 0.2%
15,199,000	Boeing Co., 5.705%, 5/01/2040	14,547,593
	Agency Commercial Mortgage-Backed Securities — 0.5%
6,026,450	Federal Home Loan Mortgage Corp., 3.350%, 8/01/2037	5,231,131
3,586,531	Federal Home Loan Mortgage Corp., 3.450%, 5/01/2037	3,158,378
1,238,268	Federal Home Loan Mortgage Corp., 3.700%, 5/01/2037	1,121,710
8,591,744	Federal Home Loan Mortgage Corp., 3.750%, 5/01/2037	7,684,659
2,075,130	Federal Home Loan Mortgage Corp., 3.900%, 7/01/2037	1,900,240
2,077,127	Federal Home Loan Mortgage Corp., 3.900%, 7/01/2037	1,878,971
7,013,000	Federal National Mortgage Association, 3.850%, 9/01/2037	6,325,327
160,000	Federal National Mortgage Association, 3.940%, 9/01/2032	151,413
6,572,870	Federal National Mortgage Association, 4.240%, 7/01/2038	6,158,131
		33,609,960
	Airlines — 0.7%
4,405,584	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026(a)	4,375,581
5,620,467	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029(a)	5,524,668
1,351,518	Continental Airlines Pass-Through Trust, Series 2012-2, Class A, 4.000%, 4/29/2026	1,334,380
14,751,433	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.750%, 10/20/2028(a)	14,427,743
2,733,296	United Airlines Pass-Through Trust, Series 2020-1, Class B, 4.875%, 7/15/2027	2,684,725
Principal Amount (‡)	Description	Value (†)

	Airlines — continued
$14,440,000	United Airlines Pass-Through Trust, Series 2023-1, Class A, 5.800%, 7/15/2037	$14,647,936
2,266,000	United Airlines, Inc., 4.375%, 4/15/2026(a)	2,190,629
4,293,000	United Airlines, Inc., 4.625%, 4/15/2029(a)	3,992,491
		49,178,153
	Apartment REITs — 0.0%
1,715,000	American Homes 4 Rent LP, 3.375%, 7/15/2051	1,141,868
	Automotive — 1.9%
3,200,000	Ford Motor Credit Co. LLC, 4.271%, 1/09/2027	3,078,278
9,430,000	Ford Motor Credit Co. LLC, 6.800%, 5/12/2028	9,796,720
5,315,000	Ford Motor Credit Co. LLC, 6.950%, 3/06/2026	5,416,282
5,450,000	Ford Motor Credit Co. LLC, 7.122%, 11/07/2033	5,863,716
17,142,000	General Motors Co., 5.000%, 4/01/2035	16,245,895
1,000,000	General Motors Financial Co., Inc., 2.350%, 1/08/2031	825,729
5,067,000	General Motors Financial Co., Inc., 2.900%, 2/26/2025	4,942,830
7,442,000	Goodyear Tire & Rubber Co., 5.625%, 4/30/2033	6,796,675
6,206,000	Hyundai Capital America, 2.375%, 10/15/2027(a)	5,626,364
10,356,000	Hyundai Capital America, 2.650%, 2/10/2025(a)	10,094,140
7,453,000	Hyundai Capital America, 3.000%, 2/10/2027(a)	6,997,002
11,455,000	Hyundai Capital America, 6.100%, 9/21/2028(a)	11,800,979
1,725,000	Lear Corp., 3.550%, 1/15/2052	1,202,084
12,381,000	Lear Corp., 5.250%, 5/15/2049	11,297,390
4,550,000	Nissan Motor Acceptance Co. LLC, 7.050%, 9/15/2028(a)	4,756,036
3,075,000	Phinia, Inc., 6.750%, 4/15/2029(a)	3,104,652
33,235,000	Volkswagen Group of America Finance LLC, 6.450%, 11/16/2030(a)	35,312,082
		143,156,854
	Banking — 6.9%
4,075,000	AIB Group PLC, (fixed rate to 3/28/2034, variable rate thereafter), 5.871%, 3/28/2035(a)	4,086,420
10,051,000	Banco Santander Chile, 2.700%, 1/10/2025(a)	9,816,797
11,000,000	Banco Santander SA, 1.849%, 3/25/2026	10,275,269
3,800,000	Banco Santander SA, 2.958%, 3/25/2031	3,274,349
4,000,000	Bank of America Corp., (fixed rate to 11/10/2027, variable rate thereafter), 6.204%, 11/10/2028	4,137,823
26,146,000	Bank of America Corp., (fixed rate to 4/22/2024, variable rate thereafter), 0.976%, 4/22/2025	26,068,338
5,475,000	Bank of America Corp., (fixed rate to 4/24/2027, variable rate thereafter), 3.705%, 4/24/2028	5,238,503
16,280,000	Bank of America Corp., (fixed rate to 4/25/2033, variable rate thereafter), 5.288%, 4/25/2034	16,230,502
24,210,000	Bank of America Corp., MTN, (fixed rate to 4/23/2026, variable rate thereafter), 3.559%, 4/23/2027	23,360,795
18,664,000	Barclays PLC, (fixed rate to 3/10/2041, variable rate thereafter), 3.811%, 3/10/2042	14,393,507
950,000	Barclays PLC, (fixed rate to 5/09/2033, variable rate thereafter), 6.224%, 5/09/2034	979,828
7,864,000	BBVA Bancomer SA, 1.875%, 9/18/2025(a)	7,466,054
13,513,000	BNP Paribas SA, (fixed rate to 1/13/2026, variable rate thereafter), 1.323%, 1/13/2027(a)	12,560,883
26,613,000	BNP Paribas SA, (fixed rate to 11/19/2024, variable rate thereafter), 2.819%, 11/19/2025(a)	26,099,378
23,750,000	Capital One Financial Corp., (fixed rate to 6/08/2033, variable rate thereafter), 6.377%, 6/08/2034	24,664,708
See accompanying notes to financial statements.
11 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Banking — continued
$1,154,000	Citigroup, Inc., (fixed rate to 5/01/2024, variable rate thereafter), 0.981%, 5/01/2025	$1,148,946
10,085,000	Credit Agricole SA, (fixed rate to 1/10/2034, variable rate thereafter), 6.251%, 1/10/2035(a)	10,250,652
9,038,000	Deutsche Bank AG, 1.686%, 3/19/2026	8,461,170
8,585,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	7,091,271
6,737,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	5,674,143
1,750,000	Deutsche Bank AG, (fixed rate to 11/10/2032, variable rate thereafter), 7.079%, 2/10/2034	1,799,751
10,680,000	Deutsche Bank AG, (fixed rate to 11/24/2025, variable rate thereafter), 2.129%, 11/24/2026	10,071,357
12,486,000	Goldman Sachs Group, Inc., 6.750%, 10/01/2037	13,641,421
6,320,000	Goldman Sachs Group, Inc., (fixed rate to 6/05/2027, variable rate thereafter), 3.691%, 6/05/2028	6,047,037
1,326,000	HSBC Holdings PLC, 4.950%, 3/31/2030	1,316,702
13,610,000	HSBC Holdings PLC, (fixed rate to 5/24/2024, variable rate thereafter), 0.976%, 5/24/2025	13,505,249
9,610,000	Intesa Sanpaolo SpA, 7.200%, 11/28/2033(a)	10,387,449
4,740,000	Intesa Sanpaolo SpA, (fixed rate to 6/01/2031, variable rate thereafter), 4.198%, 6/01/2032(a)	3,961,455
24,590,000	JPMorgan Chase & Co., (fixed rate to 10/15/2029, variable rate thereafter), 2.739%, 10/15/2030	21,776,289
14,076,000	JPMorgan Chase & Co., (fixed rate to 5/13/2030, variable rate thereafter), 2.956%, 5/13/2031	12,304,644
14,145,000	Macquarie Bank Ltd., 3.231%, 3/21/2025(a)	13,860,324
10,590,000	Mitsubishi UFJ Financial Group, Inc., (fixed rate to 7/20/2031, variable rate thereafter), 2.309%, 7/20/2032	8,804,346
13,321,000	Morgan Stanley, 3.591%, 7/22/2028(c)	12,656,364
1,500,000	Morgan Stanley, (fixed rate to 2/01/2028, variable rate thereafter), 5.123%, 2/01/2029	1,496,343
10,135,000	Morgan Stanley, MTN, (fixed rate to 4/20/2028, variable rate thereafter), 5.164%, 4/20/2029	10,126,820
5,600,000	PNC Financial Services Group, Inc., (fixed rate to 1/24/2033, variable rate thereafter), 5.068%, 1/24/2034	5,424,732
11,465,000	Santander Holdings USA, Inc., (fixed rate to 1/06/2027, variable rate thereafter), 2.490%, 1/06/2028	10,419,528
24,503,000	Societe Generale SA, 2.625%, 1/22/2025(a)	23,879,353
13,420,000	Societe Generale SA, (fixed rate to 1/19/2054, variable rate thereafter), 7.132%, 1/19/2055(a)	13,397,312
18,840,000	Standard Chartered PLC, (fixed rate to 1/12/2032, variable rate thereafter), 3.603%, 1/12/2033(a)	15,934,495
22,346,000	Standard Chartered PLC, (fixed rate to 1/30/2025, variable rate thereafter), 2.819%, 1/30/2026(a)	21,776,252
660,000	Standard Chartered PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.866%, 3/15/2033(a)	628,780
5,660,000	Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	5,388,026
10,888,000	Sumitomo Mitsui Financial Group, Inc., 3.040%, 7/16/2029	9,872,650
Principal Amount (‡)	Description	Value (†)

	Banking — continued
$6,655,000	Truist Financial Corp., MTN, (fixed rate to 6/08/2033, variable rate thereafter), 5.867%, 6/08/2034	$6,736,596
5,040,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(a)	6,115,264
690,000	UBS Group AG, (fixed rate to 7/15/2025, variable rate thereafter), 6.373%, 7/15/2026(a)	694,838
7,695,000	UBS Group AG, (fixed rate to 8/11/2027, variable rate thereafter), 6.442%, 8/11/2028(a)	7,926,389
15,845,000	UniCredit SpA, (fixed rate to 6/03/2026, variable rate thereafter), 1.982%, 6/03/2027(a)	14,624,403
		505,853,505
	Building Materials — 0.4%
15,155,000	American Builders & Contractors Supply Co., Inc., 3.875%, 11/15/2029(a)	13,620,556
8,962,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	7,940,414
9,128,000	Mohawk Industries, Inc., 3.625%, 5/15/2030	8,412,274
		29,973,244
	Cable Satellite — 0.6%
17,010,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(a)	12,840,066
21,060,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.500%, 4/01/2063	16,515,955
5,285,000	Time Warner Cable LLC, 4.500%, 9/15/2042	3,909,877
783,000	Time Warner Cable LLC, 5.500%, 9/01/2041	651,802
2,245,000	Time Warner Cable LLC, 5.875%, 11/15/2040	1,944,666
7,162,000	Time Warner Cable LLC, 6.550%, 5/01/2037	6,770,003
1,707,000	Time Warner Cable LLC, 6.750%, 6/15/2039	1,625,867
		44,258,236
	Chemicals — 1.1%
1,610,000	Alpek SAB de CV, 3.250%, 2/25/2031(a)	1,378,649
21,698,000	Braskem America Finance Co., 7.125%, 7/22/2041(a)	19,576,387
1,873,000	Celanese U.S. Holdings LLC, 6.050%, 3/15/2025	1,876,604
4,145,000	Celanese U.S. Holdings LLC, 6.330%, 7/15/2029	4,298,159
6,640,000	Celanese U.S. Holdings LLC, 6.379%, 7/15/2032	6,888,428
4,410,000	Nutrien Ltd., 5.800%, 3/27/2053	4,502,592
8,271,000	Orbia Advance Corp. SAB de CV, 5.875%, 9/17/2044(a)	7,525,556
9,466,000	Orbia Advance Corp. SAB de CV, 6.750%, 9/19/2042(a)	9,476,990
3,830,000	Sociedad Quimica y Minera de Chile SA, 3.500%, 9/10/2051(a)	2,602,370
9,154,000	Sociedad Quimica y Minera de Chile SA, 4.250%, 1/22/2050(a)	7,033,110
13,835,000	Sociedad Quimica y Minera de Chile SA, 6.500%, 11/07/2033(a)	14,458,128
		79,616,973
	Collateralized Mortgage Obligations — 1.0%
31,857,418	Federal Home Loan Mortgage Corp., Series 406, Class F15, 30 day USD SOFR Average + 1.450%, 6.770%, 10/25/2053(c)	32,339,448
30,435,000	Federal Home Loan Mortgage Corp., Series 5365, Class LY, REMICS, 6.500%, 12/25/2053	31,358,002
7,850,000	Federal National Mortgage Association, Series 2023-51, Class L, REMICS, 6.500%, 11/25/2053	8,088,475
See accompanying notes to financial statements.
| 12

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Collateralized Mortgage Obligations — continued
$122,090	Government National Mortgage Association, Series 2010-H24, Class FA, 1 mo. USD SOFR + 0.464%, 5.794%, 10/20/2060(c)	$121,742
75,385	Government National Mortgage Association, Series 2012-H18, Class NA, 1 mo. USD SOFR + 0.634%, 5.964%, 8/20/2062(c)	75,252
469	Government National Mortgage Association, Series 2013-H01, Class FA, 1.650%, 1/20/2063(b)	407
8,634	Government National Mortgage Association, Series 2013-H03, Class HA, 1.750%, 12/20/2062(b)	7,533
7,103	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063(b)	6,194
86,819	Government National Mortgage Association, Series 2013-H10, Class PA, 2.500%, 4/20/2063(b)	74,602
2,733,646	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	2,634,430
6,609	Government National Mortgage Association, Series 2015-H13, Class FL, 1 mo. USD SOFR + 0.394%, 5.724%, 5/20/2063(b)(c)	6,258
		74,712,343
	Consumer Cyclical Services — 0.0%
1,791,000	Expedia Group, Inc., 6.250%, 5/01/2025(a)	1,798,831
	Consumer Products — 0.1%
2,157,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031(a)	1,826,719
1,425,000	Natura &Co. Luxembourg Holdings SARL, 6.000%, 4/19/2029(a)	1,385,456
2,738,000	Natura Cosmeticos SA, 4.125%, 5/03/2028(a)	2,500,460
		5,712,635
	Electric — 1.1%
3,587,000	AES Corp., 3.300%, 7/15/2025(a)	3,474,839
1,609,000	AES Corp., 3.950%, 7/15/2030(a)	1,463,370
10,104,000	Calpine Corp., 5.000%, 2/01/2031(a)	9,268,373
6,110,000	CenterPoint Energy, Inc., SOFR Index + 0.650%, 6.004%, 5/13/2024(c)	6,110,733
13,354,000	Clearway Energy Operating LLC, 3.750%, 2/15/2031(a)	11,461,605
19,884,788	Cometa Energia SA de CV, 6.375%, 4/24/2035(a)	20,046,670
2,415,000	DPL, Inc., 4.350%, 4/15/2029	2,211,650
852,000	Edison International, 4.950%, 4/15/2025	845,142
2,811,000	Enel Americas SA, 4.000%, 10/25/2026	2,700,204
1,348,000	Enel Generacion Chile SA, 4.250%, 4/15/2024	1,344,640
4,316,000	Entergy Corp., 2.800%, 6/15/2030	3,771,428
750,000	IPALCO Enterprises, Inc., 4.250%, 5/01/2030	697,810
10,966,000	National Rural Utilities Cooperative Finance Corp., 3 mo. USD SOFR + 3.172%, 8.489%, 4/30/2043(c)	10,938,617
3,509,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.500%, 8/15/2028(a)	3,270,897
7,133,000	Transelec SA, 4.250%, 1/14/2025(a)	7,040,308
		84,646,286
	Finance Companies — 2.0%
6,365,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	5,759,183
7,145,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.100%, 1/19/2029	7,102,798
18,150,000	Air Lease Corp., GMTN, 3.750%, 6/01/2026	17,505,412
Principal Amount (‡)	Description	Value (†)

	Finance Companies — continued
$20,287,000	Aircastle Ltd., 2.850%, 1/26/2028(a)	$18,210,430
22,772,000	Ares Capital Corp., 2.150%, 7/15/2026	20,969,136
15,425,000	Avolon Holdings Funding Ltd., 2.750%, 2/21/2028(a)	13,801,512
4,262,000	Blue Owl Capital Corp., 2.625%, 1/15/2027	3,892,763
13,397,000	Blue Owl Capital Corp., 3.400%, 7/15/2026	12,621,452
10,958,000	Blue Owl Technology Finance Corp., 3.750%, 6/17/2026(a)	10,147,340
18,679,000	FS KKR Capital Corp., 3.400%, 1/15/2026	17,725,835
2,730,000	Main Street Capital Corp., 6.950%, 3/01/2029	2,773,091
8,000,000	Navient Corp., 5.000%, 3/15/2027	7,664,337
6,564,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	5,718,552
1,655,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	1,401,935
		145,293,776
	Financial Other — 0.1%
4,763,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	4,060,899
	Food & Beverage — 0.7%
14,008,000	BRF SA, 5.750%, 9/21/2050(a)	11,108,624
2,032,000	Gruma SAB de CV, 4.875%, 12/01/2024(a)	2,015,206
24,100,000	JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL, 7.250%, 11/15/2053(a)	25,902,102
11,530,000	Minerva Luxembourg SA, 4.375%, 3/18/2031(a)	9,639,599
3,534,000	Post Holdings, Inc., 4.500%, 9/15/2031(a)	3,178,805
1,599,000	Smithfield Foods, Inc., 3.000%, 10/15/2030(a)	1,323,744
		53,168,080
	Gaming — 0.2%
4,340,000	Caesars Entertainment, Inc., 6.500%, 2/15/2032(a)	4,378,218
11,765,000	MGM Resorts International, 6.500%, 4/15/2032	11,726,103
		16,104,321
	Government Owned - No Guarantee — 1.0%
6,872,000	Antares Holdings LP, 3.950%, 7/15/2026(a)	6,452,602
2,585,000	Ascot Group Ltd., 4.250%, 12/15/2030(a)	2,125,613
8,635,000	Ecopetrol SA, 8.375%, 1/19/2036	8,716,333
3,903,000	Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/2050(a)	2,347,363
8,230,000	Freeport Indonesia PT, 5.315%, 4/14/2032(a)	8,033,468
7,985,000	OCP SA, 3.750%, 6/23/2031(a)	6,795,235
11,538,000	Saudi Arabian Oil Co., 3.500%, 11/24/2070(a)	7,502,238
10,070,000	Tennessee Valley Authority, 4.250%, 9/15/2065	8,779,109
7,669,000	Tennessee Valley Authority, 4.625%, 9/15/2060	7,265,757
5,427,000	Tennessee Valley Authority, 4.875%, 1/15/2048	5,466,807
9,290,000	Tennessee Valley Authority, 5.250%, 9/15/2039	9,731,551
		73,216,076
	Health Insurance — 0.1%
7,364,000	Centene Corp., 3.375%, 2/15/2030	6,516,637
	Healthcare — 0.1%
12,395,000	HCA, Inc., 4.625%, 3/15/2052	10,359,301
	Home Construction — 0.2%
4,801,000	Forestar Group, Inc., 3.850%, 5/15/2026(a)	4,584,912
8,905,000	NVR, Inc., 3.000%, 5/15/2030	7,907,777
		12,492,689
	Independent Energy — 0.5%
10,350,000	Baytex Energy Corp., 7.375%, 3/15/2032(a)	10,455,661
8,952,000	Devon Energy Corp., 4.500%, 1/15/2030	8,628,454
See accompanying notes to financial statements.
13 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Independent Energy — continued
$1,765,000	EQT Corp., 3.125%, 5/15/2026(a)	$1,672,735
4,696,000	EQT Corp., 3.900%, 10/01/2027	4,463,708
601,000	EQT Corp., 5.000%, 1/15/2029	588,743
9,078,204	Leviathan Bond Ltd., 6.125%, 6/30/2025	8,938,490
4,320,000	Pan American Energy LLC, 9.125%, 4/30/2027(a)	4,513,709
		39,261,500
	Industrial Other — 0.0%
3,408,000	Georgetown University, Series A, 5.215%, 10/01/2118	3,218,243
	Life Insurance — 0.2%
14,171,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030	14,222,649
2,327,000	OneAmerica Financial Partners, Inc., 4.250%, 10/15/2050(a)	1,639,116
		15,861,765
	Lodging — 0.1%
6,397,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032(a)	5,507,829
	Media Entertainment — 0.6%
54,020,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	2,047,168
5,553,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.250%, 1/15/2029(a)	5,030,898
12,303,000	Prosus NV, 3.680%, 1/21/2030(a)	10,799,405
13,750,000	Prosus NV, 3.832%, 2/08/2051(a)	8,463,064
20,770,000	Warnermedia Holdings, Inc., 5.391%, 3/15/2062	17,236,553
		43,577,088
	Metals & Mining — 0.9%
1,835,000	Anglo American Capital PLC, 2.250%, 3/17/2028(a)	1,630,812
3,620,000	Anglo American Capital PLC, 3.875%, 3/16/2029(a)	3,386,632
3,322,000	Anglo American Capital PLC, 3.950%, 9/10/2050(a)	2,497,657
7,696,000	Anglo American Capital PLC, 5.625%, 4/01/2030(a)	7,798,605
9,977,000	FMG Resources August 2006 Pty. Ltd., 4.375%, 4/01/2031(a)	8,914,109
14,428,000	Fresnillo PLC, 4.250%, 10/02/2050(a)	10,816,095
25,662,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	21,786,781
5,290,000	POSCO, 5.625%, 1/17/2026(a)	5,302,216
3,555,000	SunCoke Energy, Inc., 4.875%, 6/30/2029(a)	3,218,708
		65,351,615
	Midstream — 0.6%
568,000	Energy Transfer LP, 5.150%, 2/01/2043	507,406
1,500,000	Energy Transfer LP, 5.300%, 4/15/2047	1,363,758
125,000	Energy Transfer LP, 5.400%, 10/01/2047	115,358
4,900,000	Energy Transfer LP, 5.950%, 10/01/2043	4,841,213
8,548,000	Energy Transfer LP, 6.500%, 2/01/2042	9,065,562
1,338,000	Energy Transfer LP, 6.625%, 10/15/2036	1,416,163
8,045,000	EQM Midstream Partners LP, 6.375%, 4/01/2029(a)	8,104,087
2,445,000	EQM Midstream Partners LP, 6.500%, 7/01/2027(a)	2,466,624
2,014,000	Gray Oak Pipeline LLC, 2.600%, 10/15/2025(a)	1,919,905
982,000	Gray Oak Pipeline LLC, 3.450%, 10/15/2027(a)	921,717
Principal Amount (‡)	Description	Value (†)

	Midstream — continued
$14,215,000	Sempra Global, 3.250%, 1/15/2032(a)	$11,733,251
930,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.500%, 7/15/2027	940,278
		43,395,322
	Mortgage Related — 24.9%
45,683,412	Federal Home Loan Mortgage Corp., 1.500%, with various maturities from 2050 to 2051(d)	33,601,084
110,199,783	Federal Home Loan Mortgage Corp., 2.000%, with various maturities from 2050 to 2052(d)	86,783,093
40,773,386	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2050 to 2051(d)	33,746,964
29,186,774	Federal Home Loan Mortgage Corp., 3.000%, with various maturities from 2042 to 2051(d)	25,352,860
5,740,291	Federal Home Loan Mortgage Corp., 3.500%, with various maturities from 2043 to 2050(d)	5,227,633
58,284,714	Federal Home Loan Mortgage Corp., 4.000%, with various maturities from 2044 to 2052(d)	54,067,012
23,884,110	Federal Home Loan Mortgage Corp., 4.500%, with various maturities from 2041 to 2052(d)	22,803,800
11,541,652	Federal Home Loan Mortgage Corp., 5.000%, with various maturities in 2048(d)	11,449,330
28,973,669	Federal Home Loan Mortgage Corp., 5.500%, with various maturities in 2053(d)	29,072,391
37,231,805	Federal Home Loan Mortgage Corp., 6.000%, with various maturities from 2035 to 2054(d)	38,214,518
54,817,812	Federal Home Loan Mortgage Corp., 6.500%, with various maturities from 2053 to 2054(d)	56,670,670
20,980,960	Federal Home Loan Mortgage Corp., 7.000%, with various maturities from 2053 to 2054(d)	21,901,223
6,968,436	Federal Home Loan Mortgage Corp., 7.500%, 1/01/2054	7,314,091
248,101	Federal Home Loan Mortgage Corp., 8.000%, 2/01/2054	259,933
4,677,897	Federal National Mortgage Association, 1.500%, 9/01/2051	3,528,646
331,600,499	Federal National Mortgage Association, 2.000%, with various maturities from 2037 to 2052(d)	267,763,844
712,856,362	Federal National Mortgage Association, 2.500%, with various maturities from 2045 to 2062(d)	571,987,408
140,008,769	Federal National Mortgage Association, 3.000%, with various maturities from 2045 to 2063(d)	118,187,843
163,782,766	Federal National Mortgage Association, 3.500%, with various maturities from 2045 to 2063(d)	144,093,512
36,389,652	Federal National Mortgage Association, 4.000%, with various maturities from 2041 to 2052(d)	33,954,581
17,112,672	Federal National Mortgage Association, 4.500%, with various maturities from 2043 to 2053(d)	16,447,010
11,280,621	Federal National Mortgage Association, 5.000%, with various maturities from 2048 to 2053(d)	11,159,298
7,940,616	Federal National Mortgage Association, 5.500%, with various maturities from 2050 to 2053(d)	8,011,823
See accompanying notes to financial statements.
| 14

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$53,630,879	Federal National Mortgage Association, 6.000%, with various maturities from 2034 to 2053(d)	$54,995,648
22,851,591	Federal National Mortgage Association, 6.500%, with various maturities from 2029 to 2054(d)	23,622,832
14,756,070	Federal National Mortgage Association, 7.000%, with various maturities from 2030 to 2054(d)	15,365,761
7,393	Federal National Mortgage Association, 7.500%, with various maturities from 2024 to 2032(d)	7,484
336,871	Federal National Mortgage Association, 8.000%, 1/01/2054	354,190
4,578	Government National Mortgage Association, 3.659%, 7/20/2063(c)	4,454
932	Government National Mortgage Association, 3.890%, 12/20/2062(c)	885
734,489	Government National Mortgage Association, 4.348%, 6/20/2064(c)	721,108
5,178,364	Government National Mortgage Association, 4.388%, 12/20/2066(c)	5,048,741
17,455	Government National Mortgage Association, 4.390%, 11/20/2062(c)	16,747
3,505,146	Government National Mortgage Association, 4.394%, with various maturities in 2066(c)(d)	3,424,513
858,786	Government National Mortgage Association, 4.398%, 2/20/2066(c)	836,828
2,353	Government National Mortgage Association, 4.422%, 5/20/2063(c)	2,300
2,170,602	Government National Mortgage Association, 4.432%, 11/20/2066(c)	2,122,700
1,569,787	Government National Mortgage Association, 4.481%, 9/20/2066(c)	1,537,354
197,919	Government National Mortgage Association, 4.483%, 1/20/2064(c)	196,022
2,286,895	Government National Mortgage Association, 4.497%, 6/20/2066(c)	2,241,150
1,754,765	Government National Mortgage Association, 4.503%, 12/20/2064(c)	1,729,554
2,803,857	Government National Mortgage Association, 4.519%, with various maturities from 2063 to 2064(c)(d)	2,758,554
2,134,124	Government National Mortgage Association, 4.575%, 2/20/2065(c)	2,105,718
646,985	Government National Mortgage Association, 4.583%, 1/20/2065(c)	638,072
3,352,598	Government National Mortgage Association, 4.587%, with various maturities from 2065 to 2066(c)(d)	3,282,473
969,907	Government National Mortgage Association, 4.593%, 3/20/2065(c)	955,999
570,663	Government National Mortgage Association, 4.595%, 6/20/2064(c)	558,301
1,016,930	Government National Mortgage Association, 4.604%, 4/20/2066(c)	998,099
2,163,346	Government National Mortgage Association, 4.609%, 3/20/2066(c)	2,113,365
1,336,342	Government National Mortgage Association, 4.613%, 12/20/2064(c)	1,318,181
4,098,996	Government National Mortgage Association, 4.656%, 12/20/2066(c)	4,007,232
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$2,743	Government National Mortgage Association, 4.657%, 5/20/2063(c)	$2,695
3,544	Government National Mortgage Association, 4.677%, 8/20/2061(c)	3,495
1,778,919	Government National Mortgage Association, 4.690%, 1/20/2065(c)	1,750,820
1,106,781	Government National Mortgage Association, 4.700%, with various maturities from 2062 to 2066(c)(d)	1,082,348
866,147	Government National Mortgage Association, 4.752%, 1/20/2064(c)	855,385
70,427	Government National Mortgage Association, 5.500%, 4/15/2038	72,356
11,246	Government National Mortgage Association, 6.000%, with various maturities from 2029 to 2038(d)	11,484
13,674	Government National Mortgage Association, 6.500%, with various maturities from 2029 to 2032(d)	14,018
7,259	Government National Mortgage Association, 7.000%, 9/15/2025	7,242
1,176	Government National Mortgage Association, 7.500%, with various maturities from 2025 to 2030(d)	1,185
84,951,000	Uniform Mortgage-Backed Security, TBA, 2.500%, 4/01/2054(e)	70,208,630
13,407,000	Uniform Mortgage-Backed Security, TBA, 3.000%, 4/01/2054(e)	11,532,851
11,592,000	Uniform Mortgage-Backed Security, TBA, 3.500%, 4/01/2054(e)	10,373,418
		1,828,478,759
	Natural Gas — 0.0%
2,701,000	Boston Gas Co., 3.001%, 8/01/2029(a)	2,387,700
	Non-Agency Commercial Mortgage-Backed Securities — 1.8%
22,085,000	AOA Mortgage Trust, Series 2021-1177, Class A, 1 mo. USD SOFR + 0.989%, 6.315%, 10/15/2038(a)(c)	21,478,632
1,531,640	BANK, Series 2019-BN16, Class A4, 4.005%, 2/15/2052	1,455,124
3,409,380	BANK, Series 2019-BN20, Class A3, 3.011%, 9/15/2062	3,024,749
12,696,152	BANK, Series 2019-BN22, Class A4, 2.978%, 11/15/2062	11,374,363
6,138,240	BANK, Series 2019-BN24, Class A3, 2.960%, 11/15/2062	5,491,846
7,135,000	BPR Trust, Series 2021-NRD, Class A, 1 mo. USD SOFR + 1.525%, 6.851%, 12/15/2038(a)(c)	6,743,727
14,179,842	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	12,639,046
7,070,071	Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A4, 3.038%, 11/10/2052	6,200,915
8,877,514	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class A5, 2.717%, 2/15/2053	7,776,645
698,971	Commercial Mortgage Trust, Series 2010-C1, Class D, 5.793%, 7/10/2046(a)(c)	644,604
2,112,208	Credit Suisse Mortgage Trust, Series 2014-USA, Class A1, 3.304%, 9/15/2037(a)	1,851,580
11,367,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	10,059,795
See accompanying notes to financial statements.
15 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$8,025,000	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314%, 9/12/2040(a)	$8,203,460
7,400,900	Extended Stay America Trust, Series 2021-ESH, Class A, 1 mo. USD SOFR + 1.194%, 6.520%, 7/15/2038(a)(c)	7,398,575
1,357,670	Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD SOFR + 2.364%, 7.690%, 7/15/2038(a)(c)	1,355,973
5,627,003	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.152%, 8/10/2044(a)(c)	4,137,153
6,596,065	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	5,827,579
8,330,022	Med Trust, Series 2021-MDLN, Class A, 1 mo. USD SOFR + 1.064%, 6.390%, 11/15/2038(a)(c)	8,309,197
4,982,141	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D, 4.979%, 6/15/2044(a)(c)	4,192,431
5,245,978	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class AS, 4.176%, 5/15/2047	4,978,477
		133,143,871
	Other REITs — 0.0%
3,790,000	EPR Properties, 3.600%, 11/15/2031	3,167,530
	Paper — 0.1%
11,175,000	Klabin Austria GmbH, 7.000%, 4/03/2049(a)	11,306,049
	Pharmaceuticals — 0.4%
12,370,000	Amgen, Inc., 5.750%, 3/02/2063	12,616,775
10,284,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	9,614,422
7,588,000	Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/2025	7,622,450
1,903,000	Viatris, Inc., 4.000%, 6/22/2050	1,311,014
		31,164,661
	Property & Casualty Insurance — 0.3%
17,395,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(a)	17,316,479
5,865,000	Liberty Mutual Group, Inc., 3.950%, 5/15/2060(a)	4,254,313
		21,570,792
	Refining — 0.4%
6,720,000	Raizen Fuels Finance SA, 6.450%, 3/05/2034(a)	6,887,798
4,475,000	Raizen Fuels Finance SA, 6.950%, 3/05/2054(a)	4,603,030
1,000,000	Thaioil Treasury Center Co. Ltd., 3.750%, 6/18/2050(a)	716,765
19,664,000	Thaioil Treasury Center Co. Ltd., 4.875%, 1/23/2043(a)	17,129,114
		29,336,707
	Retailers — 0.4%
3,081,000	Alibaba Group Holding Ltd., 3.250%, 2/09/2061	1,964,622
12,355,000	Dick's Sporting Goods, Inc., 4.100%, 1/15/2052	8,954,486
8,985,000	Falabella SA, 3.375%, 1/15/2032(a)	7,088,445
6,632,000	Lithia Motors, Inc., 4.375%, 1/15/2031(a)	5,940,460
4,582,000	MercadoLibre, Inc., 3.125%, 1/14/2031	3,836,225
		27,784,238
	Sovereigns — 0.4%
4,185,000	Panama Government International Bonds, 6.853%, 3/28/2054	3,795,274
Principal Amount (‡)	Description	Value (†)

	Sovereigns — continued
$9,670,000	Panama Government International Bonds, 8.000%, 3/01/2038	$10,130,388
14,320,000	Republic of South Africa Government International Bonds, 7.300%, 4/20/2052	12,414,294
		26,339,956
	Technology — 1.4%
3,175,000	Baidu, Inc., 2.375%, 10/09/2030	2,689,384
4,515,000	Baidu, Inc., 3.075%, 4/07/2025	4,404,699
5,890,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	4,758,539
11,954,000	Corning, Inc., 5.450%, 11/15/2079	11,319,249
2,133,000	Equifax, Inc., 2.600%, 12/15/2025	2,036,454
4,324,000	Equifax, Inc., 7.000%, 7/01/2037	4,791,549
15,011,000	Hewlett Packard Enterprise Co., 6.200%, 10/15/2035	16,017,534
12,714,000	Iron Mountain, Inc., 4.500%, 2/15/2031(a)	11,471,050
5,460,000	Jabil, Inc., 3.000%, 1/15/2031	4,674,221
2,250,000	Jabil, Inc., 5.450%, 2/01/2029	2,261,315
14,161,000	Oracle Corp., 4.100%, 3/25/2061	10,633,988
3,513,000	Sabre Global, Inc., 8.625%, 6/01/2027(a)	3,082,735
39,000	Science Applications International Corp., 4.875%, 4/01/2028(a)	37,240
4,204,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	3,636,469
13,563,000	Tencent Holdings Ltd., 3.290%, 6/03/2060(a)	8,742,062
13,307,000	Ziff Davis, Inc., 4.625%, 10/15/2030(a)	11,996,165
		102,552,653
	Tobacco — 0.3%
26,019,000	BAT Capital Corp., 2.789%, 9/06/2024	25,690,412
	Treasuries — 30.3%
375,158(f )	Brazil Notas do Tesouro Nacional, Series NTNF, 10.000%, 1/01/2033, (BRL)	71,140,285
6,961,647(g )	Mexico Bonos, Series M, 5.750%, 3/05/2026, (MXN)	38,727,184
12,930,849(g )	Mexico Bonos, Series M 20, 8.500%, 5/31/2029, (MXN)	75,428,202
154,795,000	U.S. Treasury Bonds, 1.750%, 8/15/2041	104,462,438
241,735,000	U.S. Treasury Bonds, 2.000%, 11/15/2041	169,592,211
71,990,000	U.S. Treasury Bonds, 2.375%, 2/15/2042	53,545,374
46,925,000	U.S. Treasury Bonds, 3.250%, 5/15/2042	39,888,083
86,885,000	U.S. Treasury Bonds, 3.375%, 8/15/2042	75,046,919
33,895,000	U.S. Treasury Bonds, 3.625%, 2/15/2053	29,764,047
15,860,000	U.S. Treasury Bonds, 3.875%, 2/15/2043	14,661,207
72,190,000	U.S. Treasury Bonds, 3.875%, 5/15/2043	66,626,294
172,935,000	U.S. Treasury Bonds, 4.125%, 8/15/2053	166,206,748
32,345,000	U.S. Treasury Bonds, 4.250%, 2/15/2054	31,809,286
15,520,000	U.S. Treasury Bonds, 4.750%, 11/15/2043	16,099,575
1,575,000	U.S. Treasury Bonds, 4.750%, 11/15/2053	1,681,313
15,485,000	U.S. Treasury Notes, 2.750%, 7/31/2027	14,705,911
45,850,000	U.S. Treasury Notes, 2.750%, 8/15/2032	41,123,510
1,135,000	U.S. Treasury Notes, 2.875%, 5/15/2032	1,030,500
99,910,000	U.S. Treasury Notes, 3.125%, 8/31/2029	94,586,670
160,115,000	U.S. Treasury Notes, 3.375%, 5/15/2033	149,995,232
41,465,000	U.S. Treasury Notes, 3.500%, 1/31/2028	40,251,825
25,800,000	U.S. Treasury Notes, 3.500%, 4/30/2028	25,027,008
21,635,000	U.S. Treasury Notes, 3.500%, 1/31/2030	20,818,617
127,735,000	U.S. Treasury Notes, 3.500%, 2/15/2033	120,974,026
31,760,000	U.S. Treasury Notes, 3.625%, 3/31/2028	30,961,038
12,305,000	U.S. Treasury Notes, 3.625%, 3/31/2030	11,910,855
9,895,000	U.S. Treasury Notes, 3.750%, 12/31/2028	9,683,958
3,655,000	U.S. Treasury Notes, 3.750%, 6/30/2030	3,558,200
14,275,000	U.S. Treasury Notes, 3.875%, 11/30/2027	14,044,146
See accompanying notes to financial statements.
| 16

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Treasuries — continued
$33,275,000	U.S. Treasury Notes, 3.875%, 12/31/2027	$32,738,181
30,770,000	U.S. Treasury Notes, 3.875%, 11/30/2029	30,214,698
32,370,000	U.S. Treasury Notes, 3.875%, 8/15/2033	31,510,172
189,365,000	U.S. Treasury Notes, 4.000%, 2/15/2034	186,228,642
10,050,000	U.S. Treasury Notes, 4.125%, 9/30/2027	9,971,877
19,250,000	U.S. Treasury Notes, 4.125%, 10/31/2027	19,097,353
95,010,000	U.S. Treasury Notes, 4.125%, 3/31/2029	94,601,753
2,210,000	U.S. Treasury Notes, 4.125%, 3/31/2031	2,197,569
109,640,000	U.S. Treasury Notes, 4.125%, 11/15/2032	108,890,508
44,835,000	U.S. Treasury Notes, 4.500%, 11/15/2033	45,829,777
4,273,057,000	Uruguay Government International Bonds, 8.250%, 5/21/2031, (UYU)	108,767,068
213,447,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)(a)	5,577,847
93,095,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)	2,432,780
596,940,000	Uruguay Government International Bonds, 9.750%, 7/20/2033, (UYU)	16,638,167
		2,228,047,054
	Wireless — 0.8%
17,567,000	Bharti Airtel Ltd., 4.375%, 6/10/2025(a)	17,279,891
983,000	Crown Castle, Inc., 4.150%, 7/01/2050	785,564
3,360,000	Empresa Nacional de Telecomunicaciones SA, 3.050%, 9/14/2032(a)	2,675,921
13,869,000	Kenbourne Invest SA, 4.700%, 1/22/2028(a)	5,090,894
5,452,000	Millicom International Cellular SA, 4.500%, 4/27/2031(a)	4,674,526
14,210,000	SBA Communications Corp., 3.125%, 2/01/2029	12,540,405
16,530,000	Sitios Latinoamerica SAB de CV, 5.375%, 4/04/2032(a)	15,410,423
		58,457,624
	Wirelines — 0.3%
7,956,000	AT&T, Inc., 3.500%, 9/15/2053	5,613,137
2,905,000	AT&T, Inc., 3.550%, 9/15/2055	2,031,250
1,863,000	AT&T, Inc., 3.650%, 6/01/2051	1,367,697
11,891,000	AT&T, Inc., 3.650%, 9/15/2059	8,278,655
7,539,000	AT&T, Inc., 3.800%, 12/01/2057	5,458,401
		22,749,140
	Total Non-Convertible Bonds (Identified Cost $7,016,703,871)	6,512,422,920

Municipals — 0.1%
	Virginia — 0.1%
12,785,000	University of Virginia, 3.227%, 9/01/2119 (Identified Cost $12,785,000)	7,940,675
	Total Bonds and Notes (Identified Cost $7,029,488,871)	6,520,363,595

Collateralized Loan Obligations — 4.8%
2,390,000	37 Capital CLO 1 Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.782%, 9.096%, 10/15/2034(a)(c)	2,379,694
2,135,000	37 Capital CLO 4 Ltd., Series 2023-2A, Class B, 3 mo. USD SOFR + 2.750%, 8.117%, 1/15/2034(a)(c)	2,147,133
1,000,000	37 Capital CLO II Ltd., Series 2022-1A, Class C1, 3 mo. USD SOFR + 3.350%, 8.664%, 7/15/2034(a)(c)	1,001,680
1,815,000	720 East CLO IV Ltd., Series 2024-1A, Class C, 3 mo. USD SOFR + 2.400%, 7.695%, 4/15/2037(a)(c)	1,813,628
Principal Amount (‡)	Description	Value (†)

$6,520,000	AGL CLO 30 Ltd., Series 2024-30A, Class B, 3 mo. USD SOFR + 2.050%, 7.379%, 4/21/2037(a)(c)	$6,525,073
1,000,000	AIMCO CLO 14 Ltd., Series 2021-14A, Class B, 3 mo. USD SOFR + 1.612%, 6.929%, 4/20/2034(a)(c)	992,319
1,575,000	Allegro CLO XII Ltd., Series 2020-1A, Class B, 3 mo. USD SOFR + 1.962%, 7.279%, 1/21/2032(a)(c)	1,575,083
4,275,000	AMMC CLO 26 Ltd., Series 2023-26A, Class D, 3 mo. USD SOFR + 5.750%, 11.064%, 4/15/2036(a)(c)	4,380,203
5,120,000	Anchorage Capital CLO 13 LLC, Series 2019-13A, Class B1R, 3 mo. USD SOFR + 2.062%, 7.376%, 4/15/2034(a)(c)	5,119,933
750,000	Anchorage Capital CLO 19 Ltd., Series 2021-19A, Class B1, 3 mo. USD SOFR + 2.112%, 7.426%, 10/15/2034(a)(c)	748,004
940,000	Anchorage Capital CLO 28 Ltd., Series 2024-28A, Class B, 3 mo. USD SOFR + 2.250%, 7.535%, 4/20/2037(a)(c)	940,004
400,000	ARES XXXVII CLO Ltd., Series 2015-4A, Class A3R, 3 mo. USD SOFR + 1.762%, 7.076%, 10/15/2030(a)(c)	400,021
745,000	Atrium IX, Series 9A, Class BR2, 3 mo. USD SOFR + 1.762%, 7.099%, 5/28/2030(a)(c)	745,039
1,405,000	Atrium XIII, Series 13A, Class B, 3 mo. USD SOFR + 1.762%, 7.077%, 11/21/2030(a)(c)	1,405,398
1,650,000	Atrium XV, Series 15A, Class B, 3 mo. USD SOFR + 2.012%, 7.327%, 1/23/2031(a)(c)	1,650,873
2,000,000	Atrium XV, Series 15A, Class D, 3 mo. USD SOFR + 3.262%, 8.577%, 1/23/2031(a)(c)	1,997,593
5,775,000	Bain Capital CLO Ltd., Series 2024-1A, Class B, 3 mo. USD SOFR + 2.000%, 7.325%, 4/16/2037(a)(c)	5,771,535
1,165,000	Bain Capital Credit CLO Ltd., Series 2019-1A, Class CR, 3 mo. USD SOFR + 2.412%, 7.721%, 4/19/2034(a)(c)	1,165,253
845,000	Bain Capital Credit CLO Ltd., Series 2020-1A, Class B, 3 mo. USD SOFR + 1.962%, 7.260%, 4/18/2033(a)(c)	845,179
1,750,000	Bain Capital Credit CLO Ltd., Series 2021-7A, Class D, 3 mo. USD SOFR + 3.512%, 8.829%, 1/22/2035(a)(c)	1,750,063
565,000	Bain Capital Credit CLO Ltd., Series 2023-1A, Class B, 3 mo. USD SOFR + 2.250%, 7.564%, 4/16/2036(a)(c)	567,089
2,250,000	Bain Capital Credit CLO Ltd., Series 2023-1A, Class D, 3 mo. USD SOFR + 4.900%, 10.214%, 4/16/2036(a)(c)	2,281,590
4,165,000	Balboa Bay Loan Funding Ltd., Series 2021-1A, Class A, 3 mo. USD SOFR + 1.462%, 6.779%, 7/20/2034(a)(c)	4,172,467
3,420,000	Balboa Bay Loan Funding Ltd., Series 2023-1A, Class B, 3 mo. USD SOFR + 2.550%, 7.868%, 4/20/2035(a)(c)	3,419,737
6,000,000	Balboa Bay Loan Funding Ltd., Series 2023-1A, Class BR, 3 mo. USD SOFR + 2.050%, 7.868%, 4/20/2036(a)(c)	6,001,074
1,400,000	Ballyrock CLO Ltd., Series 2019-1A, Class A2R, 3 mo. USD SOFR + 1.812%, 7.126%, 7/15/2032(a)(c)	1,399,930
See accompanying notes to financial statements.
17 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

$1,065,000	Battalion CLO VIII Ltd., Series 2015-8A, Class BR2, 3 mo. USD SOFR + 2.262%, 7.560%, 7/18/2030(a)(c)	$1,065,007
5,000,000	Battalion CLO X Ltd., Series 2016-10A, Class A1R2, 3 mo. USD SOFR + 1.432%, 6.750%, 1/25/2035(a)(c)	5,000,270
400,000	Battalion CLO XIX Ltd., Series 2021-19A, Class D, 3 mo. USD SOFR + 3.512%, 8.826%, 4/15/2034(a)(c)	389,968
1,675,000	Betony CLO 2 Ltd., Series 2018-1A, Class A2, 3 mo. USD SOFR + 1.862%, 7.179%, 4/30/2031(a)(c)	1,675,137
1,865,000	BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, 3 mo. USD SOFR + 2.012%, 7.336%, 7/25/2034(a)(c)	1,865,261
6,805,000	Bryant Park Funding Ltd., Series 2024-22A, Class A1, 3 mo. USD SOFR + 1.620%, 6.933%, 4/15/2037(a)(c)	6,807,293
2,400,000	Buttermilk Park CLO Ltd., Series 2018-1A, Class C, 3 mo. USD SOFR + 2.362%, 7.676%, 10/15/2031(a)(c)	2,400,043
500,000	Canyon CLO Ltd., Series 2018-1A, Class B, 3 mo. USD SOFR + 1.962%, 7.276%, 7/15/2031(a)(c)	500,045
1,990,000	Canyon CLO Ltd., Series 2021-4A, Class B, 3 mo. USD SOFR + 1.962%, 7.276%, 10/15/2034(a)(c)	1,985,615
545,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-5A, Class A2RR, 3 mo. USD SOFR + 1.912%, 7.229%, 1/20/2032(a)(c)	545,243
3,515,000	CarVal CLO III Ltd., Series 2019-2A, Class DR, 3 mo. USD SOFR + 3.212%, 8.529%, 7/20/2032(a)(c)	3,502,132
525,000	Cayuga Park CLO Ltd., Series 2020-1A, Class B1R, 3 mo. USD SOFR + 1.912%, 7.228%, 7/17/2034(a)(c)	525,071
6,970,000	CIFC Funding Ltd., Series 2017-1A, Class BRR, 3 mo. USD SOFR + 2.050%, 7.330%, 4/21/2037(a)(c)	6,968,982
325,000	CIFC Funding Ltd., Series 2018-1A, Class B, 3 mo. USD SOFR + 1.662%, 6.960%, 4/18/2031(a)(c)	325,201
2,935,000	CIFC Funding Ltd., Series 2020-1A, Class BR, 3 mo. USD SOFR + 1.912%, 7.226%, 7/15/2036(a)(c)	2,935,370
4,500,000	CIFC Funding Ltd., Series 2020-3A, Class DR, 3 mo. USD SOFR + 3.362%, 8.679%, 10/20/2034(a)(c)	4,500,648
7,190,000	CIFC Funding Ltd., Series 2021-7A, Class D, 3 mo. USD SOFR + 3.262%, 8.577%, 1/23/2035(a)(c)	7,173,521
4,210,000	Clover CLO LLC, Series 2018-1A, Class A1R, 3 mo. USD SOFR + 1.382%, 6.699%, 4/20/2032(a)(c)	4,213,806
725,000	Clover CLO Ltd., Series 2019-1A, Class BR, 3 mo. USD SOFR + 1.850%, 7.148%, 4/18/2035(a)(c)	724,706
7,655,000	Crown City CLO III, Series 2021-1A, Class A1A, 3 mo. USD SOFR + 1.432%, 6.749%, 7/20/2034(a)(c)	7,655,903
5,450,000	Dryden 78 CLO Ltd., Series 2020-78A, Class A, 3 mo. USD SOFR + 1.442%, 6.758%, 4/17/2033(a)(c)	5,451,106
Principal Amount (‡)	Description	Value (†)

$7,000,000	Elmwood CLO 26 Ltd., Series 2024-1A, Class B, 3 mo. USD SOFR + 2.000%, 7.292%, 4/18/2037(a)(c)	$7,003,542
4,520,000	Elmwood CLO III Ltd., Series 2019-3A, Class AR, 3 mo. USD SOFR + 1.422%, 6.739%, 10/20/2034(a)(c)	4,523,874
2,700,000	Elmwood CLO IV Ltd., Series 2020-1A, Class A, 3 mo. USD SOFR + 1.502%, 6.816%, 4/15/2033(a)(c)	2,701,912
1,750,000	Fortress Credit BSL XII Ltd., Series 2021-4A, Class D, 3 mo. USD SOFR + 3.912%, 9.226%, 10/15/2034(a)(c)	1,749,977
2,945,000	Generate CLO 13 Ltd., Series 2023-13A, Class A1, 3 mo. USD SOFR + 1.800%, 7.130%, 1/20/2037(a)(c)	2,964,949
7,000,000	Generate CLO 7 Ltd., Series 7A, Class A1R, 3 mo. USD SOFR + 1.620%, 6.919%, 4/22/2037(a)(c)	7,006,447
500,000	Generate CLO 9 Ltd., Series 9A, Class A, 3 mo. USD SOFR + 1.462%, 6.779%, 10/20/2034(a)(c)	500,217
1,875,000	GoldenTree Loan Management U.S. CLO 2 Ltd., Series 2017-2A, Class BR, 3 mo. USD SOFR + 1.662%, 6.979%, 11/20/2030(a)(c)	1,875,174
1,000,000	GoldenTree Loan Management U.S. CLO 2 Ltd., Series 2017-2A, Class C, 3 mo. USD SOFR + 2.062%, 7.379%, 11/28/2030(a)(c)	1,000,079
1,875,000	GoldenTree Loan Opportunities XI Ltd., Series 2015-11A, Class BR2, 3 mo. USD SOFR + 1.612%, 6.910%, 1/18/2031(a)(c)	1,868,664
6,030,000	Golub Capital Partners CLO 72 B Ltd., Series 2024-72A, Class B, 3 mo. USD SOFR + 2.100%, 7.396%, 4/25/2037(a)(c)	6,032,056
1,518,000	Greywolf CLO VI Ltd., Series 2018-1A, Class A2, 3 mo. USD SOFR + 1.890%, 7.214%, 4/26/2031(a)(c)	1,519,820
1,750,000	HalseyPoint CLO 3 Ltd., Series 2020-3A, Class A1A, 3 mo. USD SOFR + 1.712%, 7.029%, 11/30/2032(a)(c)	1,750,101
2,575,000	Hayfin U.S. XII Ltd., Series 2018-9A, Class BR, 3 mo. USD SOFR + 2.062%, 7.381%, 4/28/2031(a)(c)	2,582,668
5,000,000	Invesco U.S. CLO Ltd., Series 2023-2A, Class D, 3 mo. USD SOFR + 4.950%, 10.268%, 4/21/2036(a)(c)	5,052,935
1,610,000	KKR CLO 22 Ltd., Series 22A, Class B, 3 mo. USD SOFR + 1.862%, 7.179%, 7/20/2031(a)(c)	1,610,753
1,190,000	Long Point Park CLO Ltd., Series 2017-1A, Class A2, 3 mo. USD SOFR + 1.637%, 6.953%, 1/17/2030(a)(c)	1,188,862
3,000,000	Madison Park Funding LXVII Ltd., Series 2024-67A, Class B, 3 mo. USD SOFR + 2.050%, 7.027%, 4/25/2037(a)(c)	3,001,545
680,000	Madison Park Funding XXII Ltd., Series 2016-22A, Class BR, 3 mo. USD SOFR + 1.862%, 7.176%, 1/15/2033(a)(c)	678,916
475,000	Madison Park Funding XXXV Ltd., Series 2019-35A, Class CR, 3 mo. USD SOFR + 2.162%, 7.479%, 4/20/2032(a)(c)	475,000
835,000	Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class B, 3 mo. USD SOFR + 1.912%, 7.228%, 7/17/2034(a)(c)	835,117
See accompanying notes to financial statements.
| 18

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

$649,288	Magnetite XVIII Ltd., Series 2016-18A, Class AR2, 3 mo. USD SOFR + 1.142%, 6.449%, 11/15/2028(a)(c)	$649,256
1,250,000	Magnetite XXI Ltd., Series 2019-21A, Class BR, 3 mo. USD SOFR + 1.612%, 6.929%, 4/20/2034(a)(c)	1,248,256
3,595,000	Milos CLO Ltd., Series 2017-1A, Class BR, 3 mo. USD SOFR + 1.812%, 7.129%, 10/20/2030(a)(c)	3,594,975
465,000	MP CLO VIII Ltd., Series 2015-2A, Class ARR, 3 mo. USD SOFR + 1.462%, 6.781%, 4/28/2034(a)(c)	463,854
3,990,000	Nassau Ltd., Series 2022-1A, Class CR, 3 mo. USD SOFR + 2.700%, 8.024%, 1/15/2031(a)(c)	3,989,693
1,345,000	Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class BR2, 3 mo. USD SOFR + 1.762%, 7.081%, 1/28/2030(a)(c)	1,344,609
650,000	Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class CR2, 3 mo. USD SOFR + 2.162%, 7.481%, 1/28/2030(a)(c)	646,690
3,410,000	Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class B, 3 mo. USD SOFR + 1.662%, 6.976%, 4/16/2033(a)(c)	3,398,177
2,745,000	NYACK Park CLO Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.062%, 8.379%, 10/20/2034(a)(c)	2,744,816
3,230,000	Octagon Investment Partners 31 Ltd., Series 2017-1A, Class B1RR, 3 mo. USD SOFR + 1.500%, 6.819%, 7/20/2030(a)(c)	3,230,136
4,385,000	Octagon Investment Partners 32 Ltd., Series 2017-1A, Class CR, 3 mo. USD SOFR + 2.312%, 7.626%, 7/15/2029(a)(c)	4,384,816
7,000,000	Octagon Investment Partners 49 Ltd., Series 2020-5A, Class CR, 3 mo. USD SOFR + 2.400%, 7.691%, 4/15/2037(a)(c)	6,997,550
4,000,000	OHA Credit Funding 10 Ltd., Series 2021-10A, Class A, 3 mo. USD SOFR + 1.392%, 6.690%, 1/18/2036(a)(c)	4,001,684
4,375,000	OHA Credit Funding 12 Ltd., Series 2022-12A, Class CR2, 3 mo. USD SOFR + 2.400%, 7.229%, 4/23/2037(a)(c)	4,375,000
1,000,000	OHA Credit Funding 16 Ltd., Series 2023-16A, Class B, 3 mo. USD SOFR + 2.250%, 7.606%, 10/20/2036(a)(c)	1,008,202
4,355,000	OHA Credit Funding 17 Ltd., Series 2024-17A, Class B1, 3 mo. USD SOFR + 1.900%, 7.213%, 4/20/2037(a)(c)	4,350,845
1,750,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class BR, 3 mo. USD SOFR + 1.912%, 7.229%, 7/02/2035(a)(c)	1,751,799
8,880,000	OHA Credit Funding 8 Ltd., Series 2021-8A, Class B1, 3 mo. USD SOFR + 1.762%, 7.060%, 1/18/2034(a)(c)	8,877,780
1,280,000	OHA Credit Partners XI Ltd., Series 2015-11A, Class BR, 3 mo. USD SOFR + 1.912%, 7.229%, 1/20/2032(a)(c)	1,280,114
6,005,000	OHA Credit Partners XV Ltd., Series 2017-15A, Class CR, 3 mo. USD SOFR + 2.350%, 7.676%, 4/20/2037(a)(c)	6,008,063
470,000	OZLM Funding IV Ltd., Series 2013-4A, Class A2R, 3 mo. USD SOFR + 1.962%, 7.279%, 10/22/2030(a)(c)	469,371
Principal Amount (‡)	Description	Value (†)

$260,000	Palmer Square CLO Ltd., Series 2015-2A, Class BR2, 3 mo. USD SOFR + 2.212%, 7.529%, 7/20/2030(a)(c)	$259,661
250,000	Palmer Square CLO Ltd., Series 2019-1A, Class A2R, 3 mo. USD SOFR + 1.962%, 7.268%, 11/14/2034(a)(c)	250,474
4,445,000	Palmer Square CLO Ltd., Series 2024-1A, Class B, 3 mo. USD SOFR + 2.000%, 7.305%, 4/15/2037(a)(c)	4,445,876
1,250,000	Palmer Square Loan Funding Ltd., Series 2021-1A, Class B, 3 mo. USD SOFR + 2.062%, 7.379%, 4/20/2029(a)(c)	1,250,975
3,500,000	Palmer Square Loan Funding Ltd., Series 2021-3A, Class A2, 3 mo. USD SOFR + 1.662%, 6.979%, 7/20/2029(a)(c)	3,500,766
1,500,000	Palmer Square Loan Funding Ltd., Series 2021-4A, Class A2, 3 mo. USD SOFR + 1.662%, 6.976%, 10/15/2029(a)(c)	1,500,984
1,000,000	Palmer Square Loan Funding Ltd., Series 2022-2A, Class A2, 3 mo. USD SOFR + 1.900%, 7.214%, 10/15/2030(a)(c)	1,000,494
1,585,000	Palmer Square Loan Funding Ltd., Series 2022-4A, Class A2, 3 mo. USD SOFR + 2.300%, 7.619%, 7/24/2031(a)(c)	1,585,057
3,510,000	Peebles Park CLO Ltd., Series 2024-1A, Class B1, 3 mo. USD SOFR + 2.000%, 7.304%, 4/21/2037(a)(c)	3,510,590
2,320,000	Point Au Roche Park CLO Ltd., Series 2021-1A, Class B1, 3 mo. USD SOFR + 1.862%, 7.179%, 7/20/2034(a)(c)	2,320,274
1,450,000	Post CLO Ltd., Series 2021-1A, Class A, 3 mo. USD SOFR + 1.462%, 6.776%, 10/15/2034(a)(c)	1,450,682
5,670,000	Post CLO Ltd., Series 2021-1A, Class B, 3 mo. USD SOFR + 2.012%, 7.326%, 10/15/2034(a)(c)	5,670,272
1,245,000	Post CLO Ltd., Series 2022-1A, Class B, 3 mo. USD SOFR + 1.900%, 7.218%, 4/20/2035(a)(c)	1,241,520
5,385,000	Post CLO Ltd., Series 2024-1A, Class B, 3 mo. USD SOFR + 2.100%, 7.372%, 4/20/2037(a)(c)	5,383,110
3,730,000	PPM CLO 5 Ltd., Series 2021-5A, Class B, 3 mo. USD SOFR + 1.962%, 7.260%, 10/18/2034(a)(c)	3,711,569
1,460,000	Recette CLO Ltd., Series 2015-1A, Class BRR, 3 mo. USD SOFR + 1.662%, 6.979%, 4/20/2034(a)(c)	1,446,606
2,555,000	Reese Park CLO Ltd., Series 2020-1A, Class BR, 3 mo. USD SOFR + 1.912%, 7.226%, 10/15/2034(a)(c)	2,555,335
750,000	Regatta IX Funding Ltd., Series 2017-1A, Class B, 3 mo. USD SOFR + 2.062%, 7.378%, 4/17/2030(a)(c)	753,043
3,250,000	Riserva CLO Ltd., Series 2016-3A, Class DRR, 3 mo. USD SOFR + 3.512%, 8.810%, 1/18/2034(a)(c)	3,236,931
1,495,000	Rockford Tower CLO Ltd., Series 2017-1A, Class BR2A, 3 mo. USD SOFR + 1.912%, 7.229%, 4/20/2034(a)(c)	1,485,123
2,765,000	Rockford Tower CLO Ltd., Series 2021-2A, Class B, 3 mo. USD SOFR + 2.012%, 7.329%, 7/20/2034(a)(c)	2,764,873
2,605,000	Rockland Park CLO Ltd., Series 2021-1A, Class B, 3 mo. USD SOFR + 1.912%, 7.229%, 4/20/2034(a)(c)	2,605,487
2,750,000	RR 26 Ltd., Series 2023-26A, Class A1, 3 mo. USD SOFR + 1.780%, 7.094%, 4/15/2038(a)(c)	2,769,351
See accompanying notes to financial statements.
19 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

$7,045,000	RR 28 Ltd., Series 2024-28RA, Class A2R, 3 mo. USD SOFR + 2.050%, 7.341%, 4/15/2037(a)(c)	$7,044,704
3,000,000	Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR3, 3 mo. USD SOFR + 1.422%, 6.738%, 4/17/2034(a)(c)	2,999,865
1,000,000	Signal Peak CLO 12 Ltd., Series 2022-12A, Class B1, 3 mo. USD SOFR + 2.600%, 7.898%, 7/18/2034(a)(c)	1,002,708
7,000,000	Silver Point CLO 4 Ltd., Series 2024-4A, Class A1, 3 mo. USD SOFR + 1.630%, 6.887%, 4/15/2037(a)(c)	7,003,598
5,410,000	Sixth Street CLO XXIV Ltd., Series 2024-24A, Class A, 3 mo. USD SOFR + 1.520%, 8.579%, 4/23/2037(a)(c)	5,413,673
2,060,000	Sycamore Tree CLO Ltd., Series 2023-2A, Class CR, 3 mo. USD SOFR + 2.750%, 8.073%, 1/20/2037(a)(c)	2,066,950
3,500,000	TICP CLO V Ltd., Series 2016-5A, Class CR, 3 mo. USD SOFR + 2.462%, 7.778%, 7/17/2031(a)(c)	3,499,772
1,880,000	TICP CLO XII Ltd., Series 2018-12A, Class BR, 3 mo. USD SOFR + 1.912%, 7.226%, 7/15/2034(a)(c)	1,880,218
5,000,000	Trestles CLO IV Ltd., Series 2021-4A, Class A, 3 mo. USD SOFR + 1.432%, 6.749%, 7/21/2034(a)(c)	5,000,520
1,000,000	Trinitas CLO XVI Ltd., Series 2021-16A, Class A1, 3 mo. USD SOFR + 1.442%, 6.759%, 7/20/2034(a)(c)	998,995
500,000	Trinitas CLO XVIII Ltd., Series 2021-18A, Class A1, 3 mo. USD SOFR + 1.432%, 6.749%, 1/20/2035(a)(c)	499,451
1,000,000	Verde CLO Ltd., Series 2019-1A, Class AR, 3 mo. USD SOFR + 1.362%, 6.676%, 4/15/2032(a)(c)	1,000,340
3,250,000	Wellfleet CLO X Ltd., Series 2019-XA, Class BR, 3 mo. USD SOFR + 2.462%, 7.779%, 7/20/2032(a)(c)	3,195,514
2,280,000	Wellington Management CLO 1 Ltd., Series 2023-1A, Class C, 3 mo. USD SOFR + 3.100%, 8.418%, 10/20/2036(a)(c)	2,280,401
3,500,000	Wellington Management CLO 2 Ltd., Series 2024-2A, Class B, 3 mo. USD SOFR + 2.000%, 7.314%, 4/20/2037(a)(c)	3,500,588
250,000	Wind River CLO Ltd., Series 2021-3A, Class A, 3 mo. USD SOFR + 1.412%, 6.729%, 7/20/2033(a)(c)	250,042
	Total Collateralized Loan Obligations (Identified Cost $347,266,874)	350,480,609

Short-Term Investments — 10.9%
301,324,990	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2024 at 3.500% to be repurchased at $301,442,172 on 4/01/2024 collateralized by $309,034,000 U.S. Treasury Note, 3.625% due 5/15/2026 valued at $307,351,532 including accrued interest (Note 2 of Notes to Financial Statements)	301,324,990
12,130,000	Federal Home Loan Bank Discount Notes, 5.170%, 4/04/2024(h)	12,117,782
85,305,000	Federal Home Loan Bank Discount Notes, 5.180%, 4/08/2024(h)	85,169,981
Principal Amount (‡)	Description	Value (†)

$60,345,000	Federal Home Loan Bank Discount Notes, 5.180%, 4/10/2024(h)	$60,188,707
58,815,000	Federal Home Loan Bank Discount Notes, 5.180%, 4/15/2024(h)	58,662,669
133,260,000	Federal National Mortgage Association Discount Notes, 5.230%, 4/01/2024(h)	133,183,301
20,000,000	U.S. Treasury Bills, 5.021%–5.025%, 7/18/2024(h)(i)(j)	19,690,220
73,255,000	U.S. Treasury Bills, 5.133%–5.148%, 5/30/2024(h)(j)	72,623,201
29,620,000	U.S. Treasury Bills, 5.141%–5.157%, 7/11/2024(h)(j)	29,192,448
27,485,000	U.S. Treasury Bills, 5.193%–5.206%, 4/16/2024(h)(j)	27,424,653
	Total Short-Term Investments (Identified Cost $799,846,911)	799,577,952
	Total Investments — 104.3% (Identified Cost $8,176,602,656)	7,670,422,156
	Other assets less liabilities — (4.3)%	(314,396,235)
	Net Assets — 100.0%	$7,356,025,921

(†)	See Note 2 of Notes to Financial Statements.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration,
normally to qualified institutional buyers. At March 31, 2024, the value of Rule 144A holdings amounted to $1,666,400,852 or
22.7% of net assets.

(b)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(c)
Variable rate security. Rate as of March 31, 2024 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the
Portfolio of Investments and show a weighted average rate.
Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These
securities may not indicate a reference rate and/or spread in their description.

(d)
The Fund’s investment in mortgage related securities of Federal
Home Loan Mortgage Corporation, Federal National Mortgage
Association and Government National Mortgage Association
are interests in separate pools of mortgages. All separate
investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of
presentation in the Portfolio of Investments.

(e)	When-issued/delayed delivery.
(f)	Amount shown represents units. One unit represents a principal amount of 1,000.
(g)	Amount shown represents units. One unit represents a principal amount of 100.
(h)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(i)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
See accompanying notes to financial statements.
| 20

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Core Plus Bond Fund (continued)
(j)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced

BRL	Brazilian Real
MXN	Mexican Peso
UYU	Uruguayan Peso
At March 31, 2024, open long futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	6/18/2024	2,751	$302,830,396	$304,802,203	$1,971,807
CBOT 2 Year U.S. Treasury Notes Futures	6/28/2024	2,405	491,881,698	491,784,924	(96,774)
CME Ultra Long Term U.S. Treasury Bond Futures	6/18/2024	365	45,961,954	47,085,000	1,123,046
Ultra 10-Year U.S. Treasury Notes Futures	6/18/2024	2,204	250,473,362	252,599,063	2,125,701
Total					$5,123,780
Industry Summary at March 31, 2024 (Unaudited)
Treasuries	30.3%
Mortgage Related	24.9
Banking	6.9
ABS Car Loan	2.1
Finance Companies	2.0
Other Investments, less than 2% each	22.4
Collateralized Loan Obligations	4.8
Short-Term Investments	10.9
Total Investments	104.3
Other assets less liabilities (including futures contracts)	(4.3)
Net Assets	100.0%
See accompanying notes to financial statements.
21 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Global Allocation Fund

Shares	Description	Value (†)
Common Stocks — 67.4% of Net Assets
	France — 2.4%
62,281	LVMH Moet Hennessy Louis Vuitton SE	$56,040,197
134,558	Vinci SA	17,267,636
		73,307,833
	Japan — 1.6%
1,778,761	Nomura Research Institute Ltd.	50,247,739
	Netherlands — 2.3%
73,802	ASML Holding NV	71,548,160
	Sweden — 2.5%
4,418,011	Atlas Copco AB, Class A	74,613,804
	Taiwan — 1.9%
2,391,000	Taiwan Semiconductor Manufacturing Co. Ltd.	57,279,273
	United Kingdom — 2.0%
864,177	Halma PLC	25,804,635
285,274	London Stock Exchange Group PLC	34,134,187
		59,938,822
	United States — 54.7%
160,513	Accenture PLC, Class A	55,635,411
58,932	Adobe, Inc.(a)	29,737,087
435,395	Airbnb, Inc., Class A(a)	71,822,759
577,687	Alphabet, Inc., Class A(a)	87,190,299
582,764	Amazon.com, Inc.(a)	105,118,970
66,683	BlackRock, Inc.	55,593,617
81,151	Costco Wholesale Corp.	59,453,657
156,605	Cummins, Inc.	46,143,663
223,241	Danaher Corp.	55,747,742
177,123	Diamondback Energy, Inc.	35,100,465
84,540	Goldman Sachs Group, Inc.	35,311,513
177,436	Home Depot, Inc.	68,064,450
191,696	IQVIA Holdings, Inc.(a)	48,478,001
263,570	JPMorgan Chase & Co.	52,793,071
185,732	Linde PLC	86,239,082
176,947	Mastercard, Inc., Class A	85,212,367
47,221	Mettler-Toledo International, Inc.(a)	62,864,845
461,618	NIKE, Inc., Class B	43,382,860
88,050	NVIDIA Corp.	79,558,458
58,427	O'Reilly Automotive, Inc.(a)	65,957,072
101,087	Parker-Hannifin Corp.	56,183,144
106,062	Roper Technologies, Inc.	59,483,812
224,957	S&P Global, Inc.	95,707,956
225,590	Salesforce, Inc.	67,943,196
138,234	Schneider Electric SE	31,251,443
154,333	Texas Instruments, Inc.	26,886,352
81,635	Trane Technologies PLC	24,506,827
128,323	UnitedHealth Group, Inc.	63,481,388
71,766	Veralto Corp.	6,362,774
		1,661,212,281
	Total Common Stocks (Identified Cost $1,475,366,831)	2,048,147,912

Principal Amount (‡)
Bonds and Notes — 28.7%

Non-Convertible Bonds — 26.9%
Australia — 1.4%
$2,990,000	AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028	2,691,638
Principal Amount (‡)	Description	Value (†)

	Australia — continued
5,325,000	Australia Government Bonds, Series 164, 0.500%, 9/21/2026, (AUD)	$3,216,919
5,540,000	Australia Government Bonds, Series 166, 3.000%, 11/21/2033, (AUD)	3,332,138
670,000	GAIF Bond Issuer Pty. Ltd., 3.400%, 9/30/2026(b)	638,392
16,470,000	Glencore Funding LLC, 6.500%, 10/06/2033(b)	17,617,048
5,000,000	Macquarie Group Ltd., (fixed rate to 1/14/2032, variable rate thereafter), 2.871%, 1/14/2033(b)	4,158,591
4,000,000	Macquarie Group Ltd., (fixed rate to 9/23/2026, variable rate thereafter), 1.629%, 9/23/2027(b)	3,629,369
11,610,000	New South Wales Treasury Corp., 2.000%, 3/08/2033, (AUD)	6,169,324
95,000	Sydney Airport Finance Co. Pty. Ltd., 3.375%, 4/30/2025(b)	92,691
		41,546,110
	Belgium — 0.1%
2,745,000	Anheuser-Busch InBev SA, EMTN, 2.000%, 1/23/2035, (EUR)	2,596,309
	Brazil — 0.8%
1,035,000	Braskem Netherlands Finance BV, 4.500%, 1/10/2028	929,211
1,785,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030	1,534,876
2,600,000	Brazil Government International Bonds, 6.000%, 10/20/2033	2,573,691
25,149 (c)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2035, (BRL)	4,701,141
53,329 (c)	Brazil Notas do Tesouro Nacional, Series NTNF, 10.000%, 1/01/2031, (BRL)	10,214,650
650,000	Centrais Eletricas Brasileiras SA, 4.625%, 2/04/2030(b)	594,945
835,000	Embraer Netherlands Finance BV, 7.000%, 7/28/2030(b)	874,372
575,000	Raizen Fuels Finance SA, 5.300%, 1/20/2027(b)	571,403
2,515,000	Suzano Austria GmbH, 2.500%, 9/15/2028	2,219,701
1,185,000	Suzano Austria GmbH, 3.125%, 1/15/2032	984,420
550,000	Suzano Austria GmbH, 3.750%, 1/15/2031	486,193
		25,684,603
	Canada — 1.3%
1,235,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(b)	1,100,387
315,977	Air Canada Pass-Through Trust, Series 2015-2, Class A, 4.125%, 6/15/2029(b)	293,098
642,968	Air Canada Pass-Through Trust, Series 2017-1, Class AA, 3.300%, 7/15/2031(b)	579,931
505,000	Antares Holdings LP, 3.750%, 7/15/2027(b)	460,807
1,210,000	Antares Holdings LP, 3.950%, 7/15/2026(b)	1,136,154
305,000	Antares Holdings LP, 7.950%, 8/11/2028(b)	316,946
2,835,000	Bell Telephone Co. of Canada or Bell Canada, MTN, 3.600%, 9/29/2027, (CAD)	2,025,783
1,735,000	Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.340%, 1/30/2032	1,410,054
1,015,000	Brookfield Finance, Inc., 3.900%, 1/25/2028	977,332
2,715,000	Brookfield Renewable Partners ULC, MTN, 4.250%, 1/15/2029, (CAD)	1,961,783
7,275,000	Canada Government Bonds, 0.500%, 9/01/2025, (CAD)	5,094,353
See accompanying notes to financial statements.
| 22

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Canada — continued
800,000	CPPIB Capital, Inc., 0.375%, 6/20/2024, (EUR)(b)	$856,693
4,695,000	Enbridge Gas, Inc., MTN, 2.900%, 4/01/2030, (CAD)	3,198,305
4,770,000	Enbridge, Inc., MTN, 2.990%, 10/03/2029, (CAD)	3,241,684
2,965,000	Federation des Caisses Desjardins du Quebec, (fixed rate to 5/26/2025, variable rate thereafter), 2.856%, 5/26/2030, (CAD)	2,130,847
4,670,000	Ontario Power Generation, Inc., MTN, 2.977%, 9/13/2029, (CAD)	3,221,957
2,350,000	Province of Quebec, 4.500%, 9/08/2033	2,325,544
2,960,000	Rogers Communications, Inc., 3.300%, 12/10/2029, (CAD)	2,028,722
2,735,000	Toronto-Dominion Bank, 1.950%, 1/12/2027	2,528,153
1,675,000	Toronto-Dominion Bank, MTN, 1.150%, 6/12/2025	1,595,465
1,580,000	Videotron Ltd., 5.125%, 4/15/2027(b)	1,546,512
		38,030,510
	Chile — 0.6%
575,000	Antofagasta PLC, 2.375%, 10/14/2030	479,985
975,000	Antofagasta PLC, 5.625%, 5/13/2032	977,845
2,525,000	Banco Santander Chile, 3.177%, 10/26/2031(b)	2,203,012
950,000	Celulosa Arauco y Constitucion SA, 4.500%, 8/01/2024	945,057
1,005,000	Chile Government International Bonds, 2.550%, 1/27/2032	848,099
2,580,000	Colbun SA, 3.150%, 3/06/2030	2,267,484
1,960,000	Corp. Nacional del Cobre de Chile, 3.000%, 9/30/2029(b)	1,740,137
275,000	Corp. Nacional del Cobre de Chile, 6.300%, 9/08/2053(b)	274,282
595,000	Empresa Nacional de Telecomunicaciones SA, 3.050%, 9/14/2032(b)	473,861
1,980,000	Empresa Nacional del Petroleo, 3.450%, 9/16/2031(b)	1,689,593
525,000	Enel Chile SA, 4.875%, 6/12/2028	512,010
2,690,000	Engie Energia Chile SA, 3.400%, 1/28/2030	2,327,280
870,000	Sociedad Quimica y Minera de Chile SA, 6.500%, 11/07/2033(b)	909,185
1,120,000	Transelec SA, 4.250%, 1/14/2025(b)	1,105,446
		16,753,276
	China — 0.0%
625,000	Tencent Holdings Ltd., 2.880%, 4/22/2031(b)	544,102
	Colombia — 0.5%
1,395,000	Colombia Government International Bonds, 3.125%, 4/15/2031	1,113,101
575,000	Colombia Government International Bonds, 3.875%, 4/25/2027	540,216
1,280,000	Colombia Government International Bonds, 7.500%, 2/02/2034	1,307,395
7,073,300,000	Colombia TES, Series B, 6.250%, 11/26/2025, (COP)	1,778,500
29,559,900,000	Colombia TES, Series B, 7.500%, 8/26/2026, (COP)	7,380,036
2,536,000	Ecopetrol SA, 5.875%, 5/28/2045	1,893,838
1,300,000	Empresas Publicas de Medellin ESP, 4.250%, 7/18/2029(b)	1,126,136
		15,139,222
Principal Amount (‡)	Description	Value (†)

	Czech — 0.0%
1,525,000	CEZ AS, EMTN, 0.875%, 12/02/2026, (EUR)	$1,517,782
	Czech Republic — 0.0%
1,120,000	CEZ AS, EMTN, 3.000%, 6/05/2028, (EUR)	1,170,339
	Denmark — 0.2%
2,135,000	Danske Bank AS, EMTN, (fixed rate to 6/21/2029, variable rate thereafter), 4.750%, 6/21/2030, (EUR)	2,411,362
2,055,000	Orsted AS, EMTN, 2.125%, 5/17/2027, (GBP)	2,378,844
		4,790,206
	Dominican Republic — 0.2%
2,160,000	Dominican Republic International Bonds, 4.500%, 1/30/2030(b)	1,965,443
1,155,000	Dominican Republic International Bonds, 4.875%, 9/23/2032(b)	1,034,044
590,000	Dominican Republic International Bonds, 5.950%, 1/25/2027(b)	588,206
995,000	Dominican Republic International Bonds, 6.000%, 7/19/2028(b)	989,140
425,000	Dominican Republic International Bonds, 8.625%, 4/20/2027(b)	441,682
		5,018,515
	Ecuador — 0.1%
4,275,000	Ecuador Government International Bonds, 6.000%, 7/31/2030	2,893,695
	France — 0.2%
205,000	BNP Paribas SA, 4.375%, 5/12/2026(b)	199,469
1,190,000	BNP Paribas SA, (fixed rate to 1/09/2029, variable rate thereafter), 5.176%, 1/09/2030(b)	1,190,085
890,000	BNP Paribas SA, (fixed rate to 6/09/2025, variable rate thereafter), 2.219%, 6/09/2026(b)	855,738
1,410,000	Electricite de France SA, 4.875%, 9/21/2038(b)	1,260,490
1,400,000	Engie SA, 1.250%, 10/24/2041, (EUR)	999,168
1,015,000	Societe Generale SA, 4.750%, 11/24/2025(b)	995,353
1,485,000	Societe Generale SA, (fixed rate to 1/19/2034, variable rate thereafter), 6.066%, 1/19/2035(b)	1,493,843
		6,994,146
	Germany — 0.3%
1,635,000	Deutsche Bank AG, (fixed rate to 1/07/2027, variable rate thereafter), 2.552%, 1/07/2028	1,501,224
870,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	718,626
2,255,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	1,899,242
3,220,000	Fraport AG Frankfurt Airport Services Worldwide, 1.875%, 3/31/2028, (EUR)	3,234,114
1,450,000	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/2026(b)	1,362,635
250,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(b)	259,418
265,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(b)	279,257
		9,254,516
	Guatemala — 0.0%
1,050,000	CT Trust, 5.125%, 2/03/2032(b)	930,268
	India — 0.3%
2,940,000	Bharti Airtel Ltd., 3.250%, 6/03/2031	2,583,519
2,790,000	Export-Import Bank of India, 2.250%, 1/13/2031(b)	2,305,902
See accompanying notes to financial statements.
23 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	India — continued
$1,250,000	Power Finance Corp. Ltd., 3.950%, 4/23/2030(b)	$1,143,975
2,400,000	Shriram Finance Ltd., 4.150%, 7/18/2025(b)	2,324,160
		8,357,556
	Indonesia — 0.2%
50,092,000,000	Indonesia Treasury Bonds, Series FR75, 7.500%, 5/15/2038, (IDR)	3,338,993
43,840,000,000	Indonesia Treasury Bonds, Series FR82, 7.000%, 9/15/2030, (IDR)	2,818,313
		6,157,306
	Ireland — 0.3%
3,245,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	2,783,095
2,325,000	AIB Group PLC, (fixed rate to 9/13/2028, variable rate thereafter), 6.608%, 9/13/2029(b)	2,423,730
3,710,000	Ireland Government Bonds, Zero Coupon, 0.029%, 10/18/2031, (EUR)(d)	3,299,484
		8,506,309
	Israel — 1.1%
1,405,000	Israel Electric Corp. Ltd., GMTN, 3.750%, 2/22/2032	1,185,528
320,000	Leviathan Bond Ltd., 6.500%, 6/30/2027	309,241
345,000	Leviathan Bond Ltd., 6.750%, 6/30/2030	319,219
2,750,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	2,675,864
4,570,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	4,272,453
17,791,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	12,265,162
2,700,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	2,613,802
510,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	490,101
4,415,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	4,739,101
3,170,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	3,476,853
		32,347,324
	Italy — 0.6%
200,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026(b)	198,261
2,225,000	Intesa Sanpaolo SpA, 6.625%, 6/20/2033(b)	2,308,701
3,305,000	Italy Buoni Poliennali Del Tesoro, Series 10Y, 2.000%, 2/01/2028, (EUR)	3,424,686
6,965,000	Italy Buoni Poliennali Del Tesoro, Series 11Y, 1.350%, 4/01/2030, (EUR)	6,737,673
2,370,000	Italy Buoni Poliennali Del Tesoro, Series 7Y, 2.500%, 11/15/2025, (EUR)	2,526,448
830,000	UniCredit SpA, (fixed rate to 4/02/2029, variable rate thereafter), 7.296%, 4/02/2034(b)	853,019
1,460,000	UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032(b)	1,426,084
200,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(b)	187,811
545,000	UniCredit SpA, EMTN, (fixed rate to 7/22/2026, variable rate thereafter), 2.200%, 7/22/2027, (EUR)	565,976
		18,228,659
Principal Amount (‡)	Description	Value (†)

	Japan — 0.8%
1,058,370,600 (e)	Japan Government CPI-Linked Bonds, Series 23, 0.100%, 3/10/2028, (JPY)	$7,341,076
693,300,000	Japan Government Ten Year Bonds, Series 371, 0.400%, 6/20/2033, (JPY)	4,478,604
2,375,000	Mitsubishi UFJ Financial Group, Inc., (fixed rate to 1/19/2027, variable rate thereafter), 2.341%, 1/19/2028	2,202,644
2,020,000	Mizuho Financial Group, Inc., 2.564%, 9/13/2031	1,653,590
2,000,000	Nomura Holdings, Inc., 1.851%, 7/16/2025	1,905,139
2,385,000	Nomura Holdings, Inc., 2.710%, 1/22/2029	2,118,944
1,200,000	Sumitomo Mitsui Financial Group, Inc., 5.766%, 1/13/2033	1,250,365
1,780,000	Toyota Motor Corp., 5.123%, 7/13/2033	1,878,232
		22,828,594
	Korea — 0.8%
1,060,000	Kia Corp., 2.750%, 2/14/2027(b)	988,047
1,515,000	Korea East-West Power Co. Ltd., 1.750%, 5/06/2025(b)	1,456,425
2,400,000	Korea National Oil Corp., 2.125%, 4/18/2027(b)	2,200,235
4,500,000,000	Korea Treasury Bonds, Series 2509, 1.125%, 9/10/2025, (KRW)	3,237,101
4,450,000,000	Korea Treasury Bonds, Series 2809, 3.500%, 9/10/2028, (KRW)	3,326,059
13,130,550,000	Korea Treasury Bonds, Series 3012, 1.500%, 12/10/2030, (KRW)	8,674,473
770,000	Shinhan Bank Co. Ltd., 3.875%, 3/24/2026(b)	744,718
2,765,000	SK Hynix, Inc., 2.375%, 1/19/2031(b)	2,273,162
200,000	SK Hynix, Inc., 6.375%, 1/17/2028(b)	205,792
140,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027(b)	145,816
		23,251,828
	Luxembourg — 0.2%
920,000	ArcelorMittal SA, 6.750%, 3/01/2041	953,755
1,905,000	Blackstone Property Partners Europe Holdings SARL, EMTN, 1.625%, 4/20/2030, (EUR)	1,710,345
280,000	Logicor Financing SARL, EMTN, 0.875%, 1/14/2031, (EUR)	240,059
1,490,000	Logicor Financing SARL, EMTN, 1.625%, 1/17/2030, (EUR)	1,388,932
955,000	Logicor Financing SARL, EMTN, 2.000%, 1/17/2034, (EUR)	806,263
		5,099,354
	Mexico — 1.6%
620,000	Alfa SAB de CV, 6.875%, 3/25/2044	622,972
770,000	America Movil SAB de CV, 2.125%, 3/10/2028, (EUR)	790,049
860,000	America Movil SAB de CV, 2.875%, 5/07/2030	760,461
730,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.375%, 4/17/2025(b)	727,199
1,950,000	Cemex SAB de CV, 3.875%, 7/11/2031(b)	1,727,718
1,990,000	Cemex SAB de CV, 5.200%, 9/17/2030(b)	1,923,539
855,000	Cemex SAB de CV, 5.450%, 11/19/2029	842,098
810,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(b)(f)	782,819
1,775,000	Coca-Cola Femsa SAB de CV, 2.750%, 1/22/2030	1,576,175
10,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	378,965
See accompanying notes to financial statements.
| 24

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Mexico — continued
$1,515,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031	$1,283,023
840,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031(b)	711,379
1,707,184 (g)	Mexico Bonos, Series M, 5.750%, 3/05/2026, (MXN)	9,496,952
724,558 (g)	Mexico Bonos, Series M 20, 7.500%, 6/03/2027, (MXN)	4,118,717
1,402,466 (g)	Mexico Bonos, Series M 20, 8.500%, 5/31/2029, (MXN)	8,180,862
637,836 (g)	Mexico Bonos, Series M 30, 8.500%, 11/18/2038, (MXN)	3,564,200
2,665,000	Mexico Government International Bonds, 3.250%, 4/16/2030	2,372,043
1,880,000	Mexico Government International Bonds, 3.500%, 2/12/2034	1,563,627
196,000	Mexico Government International Bonds, 4.000%, 3/15/2115, (EUR)	166,294
810,000	Mexico Government International Bonds, 4.875%, 5/19/2033	766,969
750,000	Mexico Government International Bonds, 6.000%, 5/07/2036	751,542
350,000	Mexico Government International Bonds, 6.338%, 5/04/2053	345,309
1,850,000	Orbia Advance Corp. SAB de CV, 1.875%, 5/11/2026(b)	1,694,100
1,240,000	Orbia Advance Corp. SAB de CV, 4.000%, 10/04/2027	1,175,205
835,000	Sigma Alimentos SA de CV, 4.125%, 5/02/2026	808,065
2,090,000	Sigma Finance Netherlands BV, 4.875%, 3/27/2028	2,039,124
		49,169,406
	Netherlands — 0.1%
870,000	Cooperatieve Rabobank UA, 4.375%, 8/04/2025	855,010
1,725,000	ING Groep NV, (fixed rate to 7/01/2025, variable rate thereafter), 1.400%, 7/01/2026(b)	1,638,017
1,800,000	Netherlands Government Bonds, Zero Coupon, 2.523%, 1/15/2029, (EUR)(d)	1,725,016
		4,218,043
	New Zealand — 0.5%
4,200,000	Fonterra Co.-operative Group Ltd., MTN, 3.750%, 6/16/2026, (AUD)	2,692,270
700,000	Fonterra Co.-operative Group Ltd., MTN, 4.000%, 11/02/2027, (AUD)	445,696
3,575,000	New Zealand Government Bonds, Series 429, 3.000%, 4/20/2029, (NZD)	2,004,313
10,700,000	New Zealand Government Bonds, Series 524, 0.500%, 5/15/2024, (NZD)	6,356,265
6,310,000	New Zealand Government Bonds, Series 531, 1.500%, 5/15/2031, (NZD)	3,096,152
		14,594,696
	Norway — 0.6%
3,660,000	DNB Bank ASA, (fixed rate to 5/25/2026, variable rate thereafter), 1.535%, 5/25/2027(b)	3,370,182
2,790,000	Equinor ASA, 3.625%, 4/06/2040	2,324,534
16,500,000	Norway Government Bonds, Series 478, 1.500%, 2/19/2026, (NOK)	1,455,301
41,750,000	Norway Government Bonds, Series 479, 1.750%, 2/17/2027, (NOK)	3,646,419
Principal Amount (‡)	Description	Value (†)

	Norway — continued
36,610,000	Norway Government Bonds, Series 480, 2.000%, 4/26/2028, (NOK)	$3,172,878
46,500,000	Norway Government Bonds, Series 482, 1.375%, 8/19/2030, (NOK)	3,764,031
455,000	Var Energi ASA, 8.000%, 11/15/2032(b)	509,309
		18,242,654
	Paraguay — 0.1%
1,420,000	Paraguay Government International Bonds, 4.950%, 4/28/2031(b)	1,366,046
615,000	Paraguay Government International Bonds, 5.000%, 4/15/2026(b)	606,390
		1,972,436
	Peru — 0.1%
3,220,000	Corp. Financiera de Desarrollo SA, 2.400%, 9/28/2027(b)	2,874,816
1,050,000	Transportadora de Gas del Peru SA, 4.250%, 4/30/2028(b)	1,021,235
		3,896,051
	Poland — 0.3%
26,400,000	Republic of Poland Government Bonds, Series 1030, 1.250%, 10/25/2030, (PLN)	5,150,297
12,970,000	Republic of Poland Government Bonds, Series 725, 3.250%, 7/25/2025, (PLN)	3,168,443
		8,318,740
	Portugal — 0.1%
3,590,000	EDP Finance BV, 1.710%, 1/24/2028(b)	3,162,503
	Qatar — 0.1%
1,770,000	Ooredoo International Finance Ltd., 2.625%, 4/08/2031(b)	1,518,851
1,600,000	QatarEnergy, 2.250%, 7/12/2031(b)	1,339,216
		2,858,067
	Romania — 0.0%
1,100,000	Romania Government International Bonds, 2.000%, 4/14/2033, (EUR)(b)	909,374
	Singapore — 0.2%
10,055,000	Singapore Government Bonds, 2.125%, 6/01/2026, (SGD)	7,254,300
	South Africa — 0.5%
1,400,000	Anglo American Capital PLC, 2.625%, 9/10/2030(b)	1,191,792
1,400,000	Anglo American Capital PLC, 5.625%, 4/01/2030(b)	1,418,665
116,835,000	Republic of South Africa Government Bonds, Series 2035, 8.875%, 2/28/2035, (ZAR)	4,917,680
39,185,000	Republic of South Africa Government Bonds, Series R213, 7.000%, 2/28/2031, (ZAR)	1,666,087
7,585,000	Republic of South Africa Government International Bonds, 5.750%, 9/30/2049	5,492,511
		14,686,735
	Spain — 0.4%
800,000	Banco Santander SA, 6.938%, 11/07/2033	883,633
2,000,000	Banco Santander SA, (fixed rate to 9/14/2026, variable rate thereafter), 1.722%, 9/14/2027	1,824,211
1,260,000	CaixaBank SA, (fixed rate to 1/18/2028, variable rate thereafter), 6.208%, 1/18/2029(b)	1,285,478
1,000,000	CaixaBank SA, EMTN, (fixed rate to 11/23/2027, variable rate thereafter), 6.250%, 2/23/2033, (EUR)	1,141,643
See accompanying notes to financial statements.
25 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Spain — continued
3,700,000	Cellnex Telecom SA, EMTN, 1.750%, 10/23/2030, (EUR)	$3,551,735
700,000	Naturgy Finance BV, EMTN, 1.500%, 1/29/2028, (EUR)	704,903
2,525,000	Spain Government Bonds, 1.950%, 7/30/2030, (EUR)	2,581,648
		11,973,251
	Supranationals — 0.3%
10,030,000	International Bank for Reconstruction & Development, 1.200%, 7/22/2026, (CAD)	6,918,038
16,750,000	Nordic Investment Bank, EMTN, 1.500%, 3/13/2025, (NOK)	1,497,464
		8,415,502
	Sweden — 0.1%
1,200,000	Swedbank AB, 6.136%, 9/12/2026(b)	1,215,963
2,560,000	Sweden Government Bonds, Series 1058, 2.500%, 5/12/2025, (SEK)	237,326
38,000,000	Sweden Government Bonds, Series 1062, 0.125%, 5/12/2031, (SEK)	3,038,965
		4,492,254
	Switzerland — 0.2%
1,375,000	Novartis Capital Corp., 2.000%, 2/14/2027	1,280,719
325,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(b)	394,337
2,960,000	UBS Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032(b)	2,517,683
750,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033(b)	790,223
340,000	Willow No. 2 Ireland PLC for Zurich Insurance Co. Ltd., EMTN, (fixed rate to 10/01/2025, variable rate thereafter), 4.250%, 10/01/2045	329,367
		5,312,329
	Taiwan — 0.1%
1,925,000	TSMC Arizona Corp., 2.500%, 10/25/2031	1,645,082
	Tanzania — 0.0%
985,000	HTA Group Ltd., 7.000%, 12/18/2025(b)	979,602
	Trinidad And Tobago — 0.0%
415,000	Trinidad Generation UnLtd, 5.250%, 11/04/2027(b)	405,145
	Turkey — 0.3%
1,010,000	Aydem Yenilenebilir Enerji AS, 7.750%, 2/02/2027(b)	971,513
1,120,000	TC Ziraat Bankasi AS, 5.375%, 3/02/2026(b)	1,089,200
1,685,000	Turk Telekomunikasyon AS, 6.875%, 2/28/2025	1,678,917
1,415,000	Turkcell Iletisim Hizmetleri AS, 5.800%, 4/11/2028	1,355,004
3,480,000	Turkiye Government International Bonds, 5.250%, 3/13/2030	3,140,700
680,000	Turkiye Government International Bonds, 7.625%, 4/26/2029	692,240
		8,927,574
	United Arab Emirates — 0.0%
1,295,000	Abu Dhabi Government International Bonds, 3.125%, 4/16/2030(b)	1,190,582
	United Kingdom — 0.4%
200,000	BAE Systems PLC, 5.250%, 3/26/2031(b)	200,966
Principal Amount (‡)	Description	Value (†)

	United Kingdom — continued
$1,695,000	BAE Systems PLC, 5.300%, 3/26/2034(b)	$1,703,085
1,350,000	CK Hutchison International 19 Ltd., 3.625%, 4/11/2029(b)	1,268,886
1,420,000	Diageo Capital PLC, 2.125%, 4/29/2032	1,158,891
65,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(b)	66,028
135,000	Macquarie Airfinance Holdings Ltd., 6.500%, 3/26/2031(b)	137,407
1,395,000	Nationwide Building Society, (fixed rate to 7/18/2029, variable rate thereafter), 3.960%, 7/18/2030(b)	1,290,986
955,000	Santander U.K. Group Holdings PLC, (fixed rate to 1/11/2027, variable rate thereafter), 2.469%, 1/11/2028	877,617
1,455,000	Standard Chartered PLC, (fixed rate to 11/18/2030, variable rate thereafter), 3.265%, 2/18/2036(b)	1,221,898
2,200,000	Standard Chartered PLC, (fixed rate to 3/30/2025, variable rate thereafter), 3.971%, 3/30/2026(b)	2,160,715
250,000	Standard Chartered PLC, EMTN, 3.125%, 11/19/2024, (EUR)	267,786
235,000	U.K. Gilts, 0.250%, 1/31/2025, (GBP)	286,017
2,065,000	U.K. Gilts, 3.250%, 1/31/2033, (GBP)	2,485,820
		13,126,102
	United States — 10.8%
165,000	AES Corp., 3.950%, 7/15/2030(b)	150,066
315,000	Aircastle Ltd., Series A, (fixed rate to 6/15/2026, variable rate thereafter), 5.250%(b)(f)	300,045
1,915,000	Albemarle Corp., 5.050%, 6/01/2032	1,836,747
370,000	Ally Financial, Inc., Series B, (fixed rate to 5/15/2026, variable rate thereafter), 4.700%(f)	317,214
821,973	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	790,574
210,761	American Airlines Pass-Through Trust, Series 2017-1, Class B, 4.950%, 8/15/2026	207,741
279,667	American Airlines Pass-Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	271,231
3,975,000	Apple, Inc., 2.513%, 8/19/2024, (CAD)	2,906,617
260,000	Aptiv PLC, 1.600%, 9/15/2028, (EUR)	258,571
2,330,000	Ares Capital Corp., 3.200%, 11/15/2031	1,943,267
290,000	Asbury Automotive Group, Inc., 4.625%, 11/15/2029(b)	267,619
425,000	Ashland, Inc., 3.375%, 9/01/2031(b)	359,590
800,000	Bank of America Corp., (fixed rate to 3/08/2032, variable rate thereafter), 3.846%, 3/08/2037	707,254
2,865,000	Bank of America Corp., (fixed rate to 9/15/2026, variable rate thereafter), 1.978%, 9/15/2027, (CAD)	1,975,032
1,370,000	Bank of America Corp., (fixed rate to 9/21/2031, variable rate thereafter), 2.482%, 9/21/2036	1,095,771
10,000	Bausch & Lomb Corp., 8.375%, 10/01/2028(b)	10,347
11,400,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(b)	6,221,023
930,000	Beazer Homes USA, Inc., 7.250%, 10/15/2029	942,080
500,000	Block, Inc., 3.500%, 6/01/2031	435,172
4,840,000	Blue Owl Capital Corp., 4.250%, 1/15/2026	4,694,648
See accompanying notes to financial statements.
| 26

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	United States — continued
$1,550,000	Blue Owl Technology Finance Corp., 2.500%, 1/15/2027	$1,376,237
2,585,000	Blue Owl Technology Finance Corp., 4.750%, 12/15/2025(b)	2,485,615
636,000	Boeing Co., 3.625%, 2/01/2031	559,741
644,000	Boeing Co., 5.705%, 5/01/2040	616,399
1,005,000	Boeing Co., 5.805%, 5/01/2050	950,858
1,400,000	Boost Newco Borrower LLC, 7.500%, 1/15/2031(b)	1,465,538
875,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 12.196%, 12/15/2038(b)(h)	752,363
3,120,000	Broadcom, Inc., 2.450%, 2/15/2031(b)	2,630,224
5,205,000	Broadcom, Inc., 2.600%, 2/15/2033(b)	4,227,297
690,000	Broadcom, Inc., 3.187%, 11/15/2036(b)	549,138
5,095,000	Broadcom, Inc., 3.419%, 4/15/2033(b)	4,416,853
4,670,000	Broadcom, Inc., 3.469%, 4/15/2034(b)	4,001,765
2,485,000	Broadcom, Inc., 4.150%, 4/15/2032(b)	2,305,431
695,000	Carnival Corp., 5.750%, 3/01/2027(b)	687,866
150,000	Carnival Corp., 7.000%, 8/15/2029(b)	156,448
10,570,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031(b)	8,603,346
6,265,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(b)	4,729,160
1,575,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 2/01/2032(b)	1,285,395
370,000	Celanese U.S. Holdings LLC, 6.330%, 7/15/2029	383,672
270,000	Celanese U.S. Holdings LLC, 6.379%, 7/15/2032	280,102
195,000	Celanese U.S. Holdings LLC, 6.700%, 11/15/2033	207,914
2,385,000	Centene Corp., 2.500%, 3/01/2031	1,961,716
1,480,000	Centene Corp., 3.000%, 10/15/2030	1,268,947
1,075,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	648,563
895,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 4/01/2033	793,163
4,945,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 12/01/2061	3,228,981
265,000	Civitas Resources, Inc., 8.625%, 11/01/2030(b)	284,551
2,570,000	CommScope Technologies LLC, 5.000%, 3/15/2027(b)	992,637
1,440,000	CommScope, Inc., 4.750%, 9/01/2029(b)	1,040,227
2,663,000	Continental Resources, Inc., 2.875%, 4/01/2032(b)	2,170,325
4,662,000	Continental Resources, Inc., 5.750%, 1/15/2031(b)	4,634,231
13,550,000	CSC Holdings LLC, 3.375%, 2/15/2031(b)	9,209,846
2,400,000	CSC Holdings LLC, 4.125%, 12/01/2030(b)	1,716,120
2,395,000	CSC Holdings LLC, 4.500%, 11/15/2031(b)	1,695,581
20,310,000	CSC Holdings LLC, 4.625%, 12/01/2030(b)	10,313,706
1,850,000	CSC Holdings LLC, 5.000%, 11/15/2031(b)	935,235
595,000	CSC Holdings LLC, 5.375%, 2/01/2028(b)	511,773
495,000	CSC Holdings LLC, 5.750%, 1/15/2030(b)	262,040
1,115,000	CSC Holdings LLC, 6.500%, 2/01/2029(b)	944,751
940,000	DH Europe Finance II SARL, 0.750%, 9/18/2031, (EUR)	851,619
50,000	Dillard's, Inc., 7.000%, 12/01/2028	52,064
Principal Amount (‡)	Description	Value (†)

	United States — continued
$8,000	Dillard's, Inc., 7.750%, 7/15/2026	$8,314
355,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/2027(b)	335,843
3,550,000	DISH DBS Corp., 5.125%, 6/01/2029	1,480,664
4,115,000	DISH DBS Corp., 5.250%, 12/01/2026(b)	3,240,186
795,000	DISH DBS Corp., 5.750%, 12/01/2028(b)	546,368
1,960,000	DISH DBS Corp., 7.750%, 7/01/2026	1,312,312
80,000	EnLink Midstream LLC, 6.500%, 9/01/2030(b)	82,279
575,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	500,411
280,000	EPR Properties, 3.600%, 11/15/2031	234,013
1,230,000	EQT Corp., 3.625%, 5/15/2031(b)	1,082,535
230,000	EQT Corp., 5.000%, 1/15/2029	225,309
115,000	Everi Holdings, Inc., 5.000%, 7/15/2029(b)	113,930
2,570,000	Expedia Group, Inc., 2.950%, 3/15/2031	2,242,751
2,710,000	Freeport-McMoRan, Inc., 4.375%, 8/01/2028	2,603,690
4,795,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	4,736,822
390,000	Gartner, Inc., 3.625%, 6/15/2029(b)	353,099
85,000	Gartner, Inc., 3.750%, 10/01/2030(b)	76,087
570,000	General Motors Financial Co., Inc., 3.100%, 1/12/2032	482,790
760,000	General Motors Financial Co., Inc., 6.400%, 1/09/2033	796,428
460,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	387,241
105,000	Goodyear Tire & Rubber Co., 7.000%, 3/15/2028	106,573
960,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(b)	882,151
475,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 4.875%, 7/01/2031(b)	425,284
470,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 5.000%, 6/01/2029(b)	438,323
360,000	Hologic, Inc., 3.250%, 2/15/2029(b)	322,629
1,395,000	Hyundai Capital America, 6.375%, 4/08/2030(b)	1,465,558
7,770,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	6,624,645
195,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.750%, 9/15/2024	194,102
3,555,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	3,212,799
390,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.375%, 12/15/2025	386,841
1,840,000	iHeartCommunications, Inc., 5.250%, 8/15/2027(b)	1,339,144
1,055,000	Ingersoll Rand, Inc., 5.700%, 8/14/2033	1,082,259
1,310,000	Iron Mountain, Inc., 4.875%, 9/15/2029(b)	1,229,028
795,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.750%, 12/01/2031	687,376
730,000	JELD-WEN, Inc., 4.875%, 12/15/2027(b)	698,471
1,135,000	John Deere Capital Corp., MTN, 0.450%, 6/07/2024	1,124,586
1,440,000	Light & Wonder International, Inc., 7.000%, 5/15/2028(b)	1,450,610
525,000	Light & Wonder International, Inc., 7.250%, 11/15/2029(b)	538,948
210,000	Light & Wonder International, Inc., 7.500%, 9/01/2031(b)	218,380
1,300,000	Lithia Motors, Inc., 3.875%, 6/01/2029(b)	1,172,886
See accompanying notes to financial statements.
27 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	United States — continued
$120,000	Lithia Motors, Inc., 4.375%, 1/15/2031(b)	$107,487
995,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(b)	910,179
155,000	Matador Resources Co., 6.875%, 4/15/2028(b)	158,577
580,000	Medline Borrower LP/Medline Co-Issuer, Inc., 6.250%, 4/01/2029(b)	582,597
615,000	Medtronic Global Holdings SCA, 1.125%, 3/07/2027, (EUR)	624,114
6,240,000	Micron Technology, Inc., 5.875%, 2/09/2033	6,457,175
655,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(b)	570,325
435,000	Molina Healthcare, Inc., 4.375%, 6/15/2028(b)	408,912
1,415,000	Morgan Stanley, (fixed rate to 9/16/2031, variable rate thereafter), 2.484%, 9/16/2036	1,119,102
345,000	MSCI, Inc., 3.250%, 8/15/2033(b)	284,222
420,000	Nationstar Mortgage Holdings, Inc., 5.000%, 2/01/2026(b)	411,014
520,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030(b)	471,786
1,095,000	Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028(b)	1,048,004
4,600,000	NCL Corp. Ltd., 5.875%, 3/15/2026(b)	4,540,894
615,000	NCL Corp. Ltd., 5.875%, 2/15/2027(b)	606,685
715,000	NCL Corp. Ltd., 8.125%, 1/15/2029(b)	756,602
1,960,000	NCL Finance Ltd., 6.125%, 3/15/2028(b)	1,935,532
2,020,000	Netflix, Inc., 4.875%, 6/15/2030(b)	2,005,868
20,000	NGPL PipeCo LLC, 7.768%, 12/15/2037(b)	22,284
70,000	OneMain Finance Corp., 3.500%, 1/15/2027	64,981
85,000	OneMain Finance Corp., 3.875%, 9/15/2028	75,826
215,000	OneMain Finance Corp., 4.000%, 9/15/2030	184,007
290,000	OneMain Finance Corp., 5.375%, 11/15/2029	272,662
860,000	OneMain Finance Corp., 6.875%, 3/15/2025	868,991
1,705,000	OneMain Finance Corp., 7.125%, 3/15/2026	1,735,939
115,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 7.375%, 2/15/2031(b)	120,454
400,000	Ovintiv, Inc., 6.250%, 7/15/2033	415,879
1,000,000	Ovintiv, Inc., 6.500%, 8/15/2034	1,060,790
45,000	Ovintiv, Inc., 6.500%, 2/01/2038	46,880
230,000	Ovintiv, Inc., 6.625%, 8/15/2037	240,099
30,000	Ovintiv, Inc., 7.200%, 11/01/2031	32,522
115,000	Ovintiv, Inc., 7.375%, 11/01/2031	126,006
130,000	Ovintiv, Inc., 8.125%, 9/15/2030	146,656
1,265,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	1,072,113
315,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	283,954
480,000	Plains All American Pipeline LP/PAA Finance Corp., 3.550%, 12/15/2029	440,491
690,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	632,256
745,000	Post Holdings, Inc., 4.500%, 9/15/2031(b)	670,122
2,165,000	Prologis Euro Finance LLC, 0.250%, 9/10/2027, (EUR)	2,090,764
1,450,000	Prologis Euro Finance LLC, 1.875%, 1/05/2029, (EUR)	1,453,590
365,000	Prologis LP, 2.250%, 6/30/2029, (GBP)	407,061
1,310,000	Rand Parent LLC, 8.500%, 2/15/2030(b)	1,296,127
430,000	Realty Income Corp., 5.125%, 7/06/2034, (EUR)	506,125
1,100,000	Realty Income Corp., EMTN, 1.625%, 12/15/2030, (GBP)	1,119,508
7,695,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026(b)	7,109,587
6,794,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029	6,111,513
Principal Amount (‡)	Description	Value (†)

	United States — continued
$2,540,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(b)	$2,284,846
7,011,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(b)	6,107,978
4,510,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(b)	3,820,380
2,945,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026(b)	2,842,053
3,280,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(b)	3,241,965
400,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(b)	403,184
1,425,000	SBA Communications Corp., 3.125%, 2/01/2029	1,257,570
435,000	Sensata Technologies BV, 4.000%, 4/15/2029(b)	397,193
105,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(b)	90,825
140,000	Silgan Holdings, Inc., 3.250%, 3/15/2025, (EUR)	149,159
315,000	Southwestern Energy Co., 4.750%, 2/01/2032	289,976
255,000	Tapestry, Inc., 3.050%, 3/15/2032	209,408
875,000	Targa Resources Corp., 6.125%, 3/15/2033	912,863
265,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	238,442
165,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	157,952
245,000	Thermo Fisher Scientific Finance I BV, 2.000%, 10/18/2051, (EUR)	190,278
100,000	Thermo Fisher Scientific, Inc., EMTN, 1.500%, 10/01/2039, (EUR)	82,114
90,000	Time Warner Cable LLC, 4.500%, 9/15/2042	66,583
85,000	Time Warner Cable LLC, 5.500%, 9/01/2041	70,758
2,805,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	2,627,675
400,000	TopBuild Corp., 4.125%, 2/15/2032(b)	354,077
405,000	TransDigm, Inc., 6.750%, 8/15/2028(b)	410,345
4,075,000	Travel & Leisure Co., 4.500%, 12/01/2029(b)	3,747,099
530,000	Travel & Leisure Co., 4.625%, 3/01/2030(b)	483,921
240,000	TriNet Group, Inc., 3.500%, 3/01/2029(b)	215,254
204,749	U.S. Airways Pass-Through Trust, Series 2012-2, Class A, 4.625%, 12/03/2026	201,356
12,440,000	U.S. Treasury Bonds, 2.250%, 2/15/2052	8,182,702
5,210,000	U.S. Treasury Bonds, 3.625%, 5/15/2053	4,577,473
9,980,000	U.S. Treasury Bonds, 4.125%, 8/15/2053	9,591,716
5,036,037	U.S. Treasury Inflation-Indexed Notes, 1.375%, 7/15/2033(i)	4,832,978
5,000,000	U.S. Treasury Notes, 4.250%, 1/31/2026	4,960,547
21,415,000	U.S. Treasury Notes, 4.625%, 2/28/2026	21,397,433
13,115,000	Uber Technologies, Inc., 4.500%, 8/15/2029(b)	12,443,745
8,655,000	Uber Technologies, Inc., 6.250%, 1/15/2028(b)	8,690,399
1,555,000	Uber Technologies, Inc., 7.500%, 9/15/2027(b)	1,592,332
140,000	Uber Technologies, Inc., 8.000%, 11/01/2026(b)	141,685
645,000	UKG, Inc., 6.875%, 2/01/2031(b)	657,079
247,917	United Airlines Pass-Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	237,063
1,090,000	United Rentals North America, Inc., 6.125%, 3/15/2034(b)	1,091,355
895,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(b)	760,394
See accompanying notes to financial statements.
| 28

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	United States — continued
$1,130,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(b)	$1,004,796
175,000	Venture Global Calcasieu Pass LLC, 6.250%, 1/15/2030(b)	176,061
3,095,000	Verizon Communications, Inc., 2.500%, 5/16/2030, (CAD)	2,025,008
895,000	VICI Properties LP/VICI Note Co., Inc., 4.250%, 12/01/2026(b)	860,513
285,000	Viper Energy, Inc., 7.375%, 11/01/2031(b)	296,279
1,945,000	VMware LLC, 2.200%, 8/15/2031	1,582,813
1,270,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	1,134,413
130,000	Western Digital Corp., 2.850%, 2/01/2029	113,106
90,000	Western Digital Corp., 3.100%, 2/01/2032	72,467
360,000	Western Midstream Operating LP, 4.050%, 2/01/2030	335,890
475,000	Western Midstream Operating LP, 5.250%, 2/01/2050	424,899
470,000	Western Midstream Operating LP, 5.300%, 3/01/2048	412,357
150,000	Western Midstream Operating LP, 5.450%, 4/01/2044	137,867
115,000	Western Midstream Operating LP, 5.500%, 8/15/2048	101,701
640,000	Western Midstream Operating LP, 6.150%, 4/01/2033	656,202
1,250,000	Yum! Brands, Inc., 4.625%, 1/31/2032	1,153,523
		328,424,024
	Uruguay — 0.1%
1,415,000	Uruguay Government International Bonds, 4.375%, 1/23/2031	1,383,379
86,955,000	Uruguay Government International Bonds, 8.250%, 5/21/2031, (UYU)	2,213,366
		3,596,745
	Total Non-Convertible Bonds (Identified Cost $893,156,372)	815,411,726

Convertible Bonds — 1.8%
	United States — 1.8%
12,590,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	12,417,517
1,595,000	Carnival Corp., 5.750%, 12/01/2027	2,400,475
23,580,000	DISH Network Corp., 3.375%, 8/15/2026	14,678,550
6,285,000	DISH Network Corp., Zero Coupon, 0.000%-9.514%, 12/15/2025(j)	4,588,050
320,000	Etsy, Inc., 0.125%, 9/01/2027	267,808
745,000	Etsy, Inc., 0.250%, 6/15/2028	586,687
350,000	NCL Corp. Ltd., 1.125%, 2/15/2027	330,803
345,000	Northern Oil & Gas, Inc., 3.625%, 4/15/2029	420,038
6,890,000	Southwest Airlines Co., 1.250%, 5/01/2025	6,972,680
1,025,000	Splunk, Inc., 1.125%, 6/15/2027	1,022,232
655,000	Spotify USA, Inc., Zero Coupon, 5.189%-5.873%, 3/15/2026(j)	601,290
11,550,000	Teladoc Health, Inc., 1.250%, 6/01/2027	9,730,875
1,018,000	Uber Technologies, Inc., Zero Coupon, 1.368%-5.582%, 12/15/2025(j)	1,142,705
Principal Amount (‡)	Description	Value (†)

	United States — continued
$410,000	Unity Software, Inc., Zero Coupon, 7.197%-7.334%, 11/15/2026(j)	$347,475
120,000	Zillow Group, Inc., 1.375%, 9/01/2026	147,825
	Total Convertible Bonds (Identified Cost $69,079,035)	55,655,010

Municipals — 0.0%
	United States — 0.0%
120,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%-, 6/01/2046 (Identified cost $119,990)	103,434
	Total Bonds and Notes (Identified Cost $962,355,397)	871,170,170

Senior Loans — 0.3%
	Canada — 0.0%
583,538	1011778 B.C. Unlimited Liability Co., 2023 Term Loan B5, 1 mo. USD SOFR + 2.250%, 7.580%, 9/20/2030(h)(k)	582,954
	United States — 0.3%
2,406,228	Carnival Corp., 2021 Incremental Term Loan B, 1 mo. USD SOFR + 3.250%, 8.695%, 10/18/2028(h)(k)	2,406,733
1,353,766	Carnival Corp., 2023 Term Loan B, 1 mo. USD SOFR + 3.000%, 8.319%, 8/08/2027(h)(k)	1,354,619
320,000	Foundation Building Materials Holding Co. LLC, 2024 Term Loan B2, 1 mo. USD SOFR + 4.000%, 9.313%, 1/29/2031(h)(k)	321,120
341,000	GTCR W Merger Sub LLC, USD Term Loan B, 1 mo. USD SOFR + 3.000%, 8.309%, 1/31/2031(h)(k)	341,924
1,010,000	Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 2.750%, 8.077%, 1/17/2031(h)(k)	1,011,576
269,325	HUB International Ltd., 2024 Term Loan B, 3 mo. USD SOFR + 3.250%, 8.574%, 6/20/2030(h)(k)	269,374
100,000	Light & Wonder International, Inc., 2024 Term Loan, 1 mo. USD SOFR + 2.750%, 8.075%, 4/14/2029(h)(k)	100,097
1,081,191	Star Parent, Inc., Term Loan B, 3 mo. USD SOFR + 4.000%, 9.309%, 9/27/2030(h)(k)	1,073,893
845,000	Summit Materials LLC, 2023 Incremental Term Loan B, 3 mo. USD SOFR + 2.500%, 7.827%, 1/12/2029(h)(k)	848,591
94,763	TransDigm, Inc., 2023 Term Loan J, 3 mo. USD SOFR + 3.250%, 8.598%, 2/28/2031(h)(k)	95,202
163,611	TransDigm, Inc., 2024 Term Loan I, 8/24/2028(l)	164,123
595,000	Truist Insurance Holdings LLC, 1st Lien Term Loan, 3/24/2031(l)	594,006
445,879	Uber Technologies, Inc., 2023 Term Loan B, 3 mo. USD SOFR + 2.750%, 8.079%, 3/03/2030(h)(k)	447,600
		9,028,858
	Total Senior Loans (Identified Cost $9,555,233)	9,611,812
See accompanying notes to financial statements.
29 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)

Shares	Description	Value (†)
Preferred Stocks — 0.0%
	United States — 0.0%
24,376	El Paso Energy Capital Trust I, 4.750%, 3/31/2028 (Identified Cost $1,125,845)	$1,169,073

Principal Amount (‡)
Short-Term Investments — 0.7%
$11,213,758	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2024 at 3.500% to be repurchased at $11,218,119 on 4/01/2024 collateralized by $12,330,300 U.S. Treasury Note, 0.750% due 4/30/2026 valued at $11,438,084 including accrued interest (Note 2 of Notes to Financial Statements)	11,213,758
8,960,000	U.S. Treasury Bills, 4.970%, 8/01/2024(m)	8,803,046
	Total Short-Term Investments (Identified Cost $20,022,847)	20,016,804
	Total Investments — 97.1% (Identified Cost $2,468,426,153)	2,950,115,771
	Other assets less liabilities — 2.9%	88,575,419
	Net Assets — 100.0%	$3,038,691,190

(†)	See Note 2 of Notes to Financial Statements.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from
registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from
registration, normally to qualified institutional buyers. At
March 31, 2024, the value of Rule 144A holdings amounted to
$299,405,756 or 9.9% of net assets.

(c)	Amount shown represents units. One unit represents a principal amount of 1,000.
(d)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(e)	Amount shown represents principal amount including inflation adjustments.
(f)	Perpetual bond with no specified maturity date.
(g)	Amount shown represents units. One unit represents a principal amount of 100.
(h)
Variable rate security. Rate as of March 31, 2024 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the
Portfolio of Investments and show a weighted average rate.
Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the
issuer or agent and are based on current market conditions.
These securities may not indicate a reference rate and/or
spread in their description.

(i)	Treasury Inflation Protected Security (TIPS).
(j)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(k)
Stated interest rate has been determined in accordance with
the provisions of the loan agreement and is subject to a
minimum benchmark floor rate which may range from 0.00%
to 1.00%, to which the spread is added.

(l)	Position is unsettled. Contract rate was not determined at March 31, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(m)	Interest rate represents discount rate at time of purchase; not a coupon rate.

CPI	Consumer Price Index
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
At March 31, 2024, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	6/18/2024	GBP	B	12,366,000	$15,872,936	$15,614,051	$(258,885)
Bank of America N.A.	6/18/2024	JPY	B	5,864,309,000	40,525,400	39,198,093	(1,327,307)
Bank of America N.A.	6/18/2024	KRW	S	19,047,379,000	14,547,091	14,207,424	339,667
Bank of America N.A.	6/18/2024	MXN	S	256,059,000	15,065,662	15,217,114	(151,452)
Bank of America N.A.	6/18/2024	MXN	S	80,826,000	4,803,923	4,803,340	583
HSBC Bank USA N.A.	6/18/2024	AUD	S	13,800,000	9,143,190	9,012,027	131,163
HSBC Bank USA N.A.	6/18/2024	CAD	B	6,613,000	4,876,988	4,887,451	10,463
HSBC Bank USA N.A.	6/18/2024	CAD	S	39,142,000	29,072,117	28,928,567	143,550
Morgan Stanley Capital Services LLC	6/18/2024	EUR	B	89,752,000	98,092,025	97,126,244	(965,781)
See accompanying notes to financial statements.
| 30

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	6/18/2024	NZD	S	6,003,000	$3,660,808	$3,586,695	$74,113
UBS AG	6/18/2024	COP	S	30,469,789,000	7,677,911	7,784,070	(106,159)
UBS AG	6/20/2024	IDR	S	100,000,000,000	6,405,740	6,293,765	111,975
Total							$(1,998,070)
At March 31, 2024, the Fund had the following open forward cross currency contracts:
Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	6/18/2024	NOK	30,959,000	EUR	2,721,504	$2,945,109	$88,266
At March 31, 2024, open long futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	6/18/2024	557	$61,314,625	$61,713,860	$399,235
CBOT 2 Year U.S. Treasury Notes Futures	6/28/2024	9	1,842,209	1,840,359	(1,850)
CBOT U.S. Long Bond Futures	6/18/2024	816	97,481,967	98,277,000	795,033
CME Ultra Long Term U.S. Treasury Bond Futures	6/18/2024	212	27,053,138	27,348,000	294,862
Total					$1,487,280
At March 31, 2024, open short futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	6/28/2024	470	$50,562,434	$50,297,344	$265,090
Ultra 10-Year U.S. Treasury Notes Futures	6/18/2024	651	74,442,116	74,610,703	(168,587)
Total					$96,503
See accompanying notes to financial statements.
31 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Global Allocation Fund (continued)
Industry Summary at March 31, 2024 (Unaudited)
Semiconductors & Semiconductor Equipment	7.7%
Treasuries	7.5
Capital Markets	7.3
Machinery	5.8
Life Sciences Tools & Services	5.5
Software	5.2
Specialty Retail	4.4
Broadline Retail	3.5
IT Services	3.4
Textiles, Apparel & Luxury Goods	3.2
Chemicals	3.1
Interactive Media & Services	2.9
Financial Services	2.8
Cable Satellite	2.7
Hotels, Restaurants & Leisure	2.4
Banking	2.3
Health Care Providers & Services	2.1
Consumer Staples Distribution & Retail	2.0
Other Investments, less than 2% each	22.6
Short-Term Investments	0.7
Total Investments	97.1
Other assets less liabilities (including forward foreign currency and futures contracts)	2.9
Net Assets	100.0%
Currency Exposure Summary at March 31, 2024 (Unaudited)
United States Dollar	75.3%
Euro	7.2
Swedish Krona	2.6
British Pound	2.2
Other, less than 2% each	9.8
Total Investments	97.1
Other assets less liabilities (including forward foreign currency and futures contracts)	2.9
Net Assets	100.0%
See accompanying notes to financial statements.
| 32

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Growth Fund

Shares	Description	Value (†)
Common Stocks — 95.7% of Net Assets
	Aerospace & Defense — 4.8%
3,396,753	Boeing Co.(a)	$655,539,361
	Air Freight & Logistics — 1.4%
1,520,478	Expeditors International of Washington, Inc.	184,844,510
	Automobiles — 4.7%
3,598,490	Tesla, Inc.(a)	632,578,557
	Beverages — 2.8%
6,338,451	Monster Beverage Corp.(a)	375,743,375
	Biotechnology — 4.6%
299,985	Regeneron Pharmaceuticals, Inc.(a)	288,732,563
806,609	Vertex Pharmaceuticals, Inc.(a)	337,170,628
		625,903,191
	Broadline Retail — 6.4%
1,259,364	Alibaba Group Holding Ltd., ADR	91,127,579
4,352,171	Amazon.com, Inc.(a)	785,044,605
		876,172,184
	Capital Markets — 2.5%
400,624	FactSet Research Systems, Inc.	182,039,539
2,282,120	SEI Investments Co.	164,084,428
		346,123,967
	Entertainment — 8.3%
1,079,726	Netflix, Inc.(a)	655,749,991
3,864,252	Walt Disney Co.	472,829,875
		1,128,579,866
	Financial Services — 7.3%
1,932,920	Block, Inc.(a)	163,486,374
1,752,987	PayPal Holdings, Inc.(a)	117,432,599
2,548,394	Visa, Inc., Class A	711,205,797
		992,124,770
	Health Care Equipment & Supplies — 1.4%
464,196	Intuitive Surgical, Inc.(a)	185,255,982
	Hotels, Restaurants & Leisure — 2.9%
2,146,372	Starbucks Corp.	196,156,937
1,231,232	Yum China Holdings, Inc.	48,990,721
1,052,256	Yum! Brands, Inc.	145,895,295
		391,042,953
	Interactive Media & Services — 13.5%
3,698,473	Alphabet, Inc., Class A(a)	558,210,530
1,630,334	Alphabet, Inc., Class C(a)	248,234,655
2,127,741	Meta Platforms, Inc., Class A	1,033,188,475
		1,839,633,660
	IT Services — 1.8%
3,204,521	Shopify, Inc., Class A(a)	247,292,886
	Life Sciences Tools & Services — 2.5%
1,129,811	Illumina, Inc.(a)	155,145,647
313,658	Thermo Fisher Scientific, Inc.	182,301,166
		337,446,813
	Machinery — 0.6%
187,498	Deere & Co.	77,012,929
	Pharmaceuticals — 4.0%
1,520,581	Novartis AG, ADR	147,085,800
2,285,799	Novo Nordisk AS, ADR	293,496,592
3,459,020	Roche Holding AG, ADR	110,411,918
		550,994,310
Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — 9.4%
1,139,293	NVIDIA Corp.	$1,029,419,583
1,471,862	QUALCOMM, Inc.	249,186,237
		1,278,605,820
	Software — 16.8%
1,533,394	Autodesk, Inc.(a)	399,326,465
1,636,595	Microsoft Corp.	688,548,248
4,610,193	Oracle Corp.	579,086,343
1,539,482	Salesforce, Inc.	463,661,189
534,272	Workday, Inc., Class A(a)	145,722,688
		2,276,344,933
	Total Common Stocks (Identified Cost $6,224,911,478)	13,001,240,067

Affiliated Exchange-Traded Funds — 1.0%
4,284,398	Natixis Loomis Sayles Focused Growth ETF (Identified Cost $133,847,928)	137,355,657

Principal Amount
Short-Term Investments — 2.4%
$323,090,591	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2024 at 3.500% to be repurchased at $323,216,237 on 04/01/2024 collateralized by $222,875,600 U.S. Treasury Inflation Indexed Note, 0.125% due 04/15/2026 valued at $251,133,215; $78,374,000 U.S. Treasury Note, 3.750% due 04/15/2026 valued at $78,419,270 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $323,090,591)	323,090,591
	Total Investments — 99.1% (Identified Cost $6,681,849,997)	13,461,686,315
	Other assets less liabilities — 0.9%	119,173,503
	Net Assets — 100.0%	$13,580,859,818

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

ETF	Exchange-Traded Fund
See accompanying notes to financial statements.
33 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Growth Fund (continued)
Industry Summary at March 31, 2024 (Unaudited)
Software	16.8%
Interactive Media & Services	13.5
Semiconductors & Semiconductor Equipment	9.4
Entertainment	8.3
Financial Services	7.3
Broadline Retail	6.4
Aerospace & Defense	4.8
Automobiles	4.7
Biotechnology	4.6
Pharmaceuticals	4.0
Hotels, Restaurants & Leisure	2.9
Beverages	2.8
Capital Markets	2.5
Life Sciences Tools & Services	2.5
Other Investments, less than 2% each	5.2
Short-Term Investments	2.4
Affiliated Exchange-Traded Funds	1.0
Total Investments	99.1
Other assets less liabilities	0.9
Net Assets	100.0%
See accompanying notes to financial statements.
| 34

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 97.8% of Net Assets
	ABS Car Loan — 9.3%
$255,000	Ally Auto Receivables Trust, Series 2022-3, Class A3, 5.070%, 4/15/2027	$254,167
80,000	American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.860%, 2/15/2029(a)	80,762
420,000	American Credit Acceptance Receivables Trust, Series 2023-3, Class C, 6.440%, 10/12/2029(a)	423,637
250,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class B, 6.630%, 2/14/2028(a)	252,908
215,000	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.690%, 1/19/2027	209,287
520,000	AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.410%, 8/18/2027	482,671
335,000	AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A3, 4.380%, 4/18/2028	331,913
870,000	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.570%, 3/20/2028	876,518
1,210,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class A, 5.440%, 2/22/2028(a)	1,217,013
1,185,000	Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.510%, 11/15/2027	1,192,981
1,055,000	CarMax Auto Owner Trust, Series 2023-2, Class A3, 5.050%, 1/18/2028	1,051,765
170,000	CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.280%, 5/15/2028	170,384
66,179	Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.720%, 9/11/2028	62,706
299,521	Carvana Auto Receivables Trust, Series 2021-P4, Class A3, 1.310%, 1/11/2027	291,074
471,124	Carvana Auto Receivables Trust, Series 2023-N1, Class A, 6.360%, 4/12/2027(a)	472,237
675,000	Carvana Auto Receivables Trust, Series 2023-P1, Class A3, 5.980%, 12/10/2027(a)	677,945
160,000	Citizens Auto Receivables Trust, Series 2024-1, Class A3, 5.110%, 4/17/2028(a)	160,207
845,000	Credit Acceptance Auto Loan Trust, Series 2022-3A, Class A, 6.570%, 10/15/2032(a)	850,153
710,000	Credit Acceptance Auto Loan Trust, Series 2023-1A, Class A, 6.480%, 3/15/2033(a)	717,689
465,000	Credit Acceptance Auto Loan Trust, Series 2023-2A, Class B, 6.610%, 7/15/2033(a)	469,736
130,000	Credit Acceptance Auto Loan Trust, Series 2023-3A, Class C, 7.620%, 12/15/2033(a)	133,846
235,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class A, 5.680%, 3/15/2034(a)	235,838
410,000	DT Auto Owner Trust, Series 2021-4A, Class C, 1.500%, 9/15/2027(a)	398,889
630,000	DT Auto Owner Trust, Series 2022-3A, Class B, 6.740%, 7/17/2028(a)	633,011
345,000	DT Auto Owner Trust, Series 2023-2A, Class B, 5.410%, 2/15/2029(a)	343,128
680,000	Exeter Automobile Receivables Trust, Series 2022-5A, Class B, 5.970%, 3/15/2027	679,662
360,000	Exeter Automobile Receivables Trust, Series 2023-1A, Class B, 5.720%, 4/15/2027	359,532
380,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class B, 5.610%, 9/15/2027	378,582
355,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class A3, 6.320%, 3/15/2027	357,450
126,382	Flagship Credit Auto Trust, Series 2021-2, Class B, 0.930%, 6/15/2027(a)	125,334
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$490,000	Flagship Credit Auto Trust, Series 2022-4, Class A3, 6.320%, 6/15/2027(a)	$492,952
430,000	Flagship Credit Auto Trust, Series 2023-1, Class A3, 5.010%, 8/16/2027(a)	427,100
450,000	Flagship Credit Auto Trust, Series 2023-2, Class C, 5.810%, 5/15/2029(a)	449,392
595,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.190%, 7/15/2031(a)	584,073
570,000	Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.370%, 10/17/2033(a)	527,914
226,999	Foursight Capital Automobile Receivables Trust, Series 2022-1, Class A3, 1.830%, 12/15/2026(a)	224,033
340,000	Foursight Capital Automobile Receivables Trust, Series 2022-2, Class A3, 4.590%, 6/15/2027(a)	337,362
380,000	GECU Auto Receivables Trust, Series 2023-1A, Class A3, 5.630%, 8/15/2028(a)	380,968
224,344	GLS Auto Receivables Issuer Trust, Series 2021-4A, Class B, 1.530%, 4/15/2026(a)	223,459
160,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class A3, 5.400%, 9/15/2027(a)	159,760
280,000	GM Financial Automobile Leasing Trust, Series 2023-2, Class A3, 5.050%, 7/20/2026	278,946
630,000	GM Financial Revolving Receivables Trust, Series 2024-1, Class A, 4.980%, 12/11/2036(a)	633,400
265,000	Harley-Davidson Motorcycle Trust, Series 2023-B, Class A3, 5.690%, 8/15/2028	267,687
215,000	Harley-Davidson Motorcycle Trust, Series 2023-B, Class A4, 5.780%, 4/15/2031	219,537
715,000	Hertz Vehicle Financing III LLC, Series 2023-3A, Class A, 5.940%, 2/25/2028(a)	726,034
260,000	Huntington Auto Trust, Series 2024-1A, Class A3, 5.230%, 1/16/2029(a)	260,259
225,000	LAD Auto Receivables Trust, Series 2023-4A, Class B, 6.390%, 10/16/2028(a)	228,835
115,000	LAD Auto Receivables Trust, Series 2024-1A, Class A4, 5.170%, 9/15/2028(a)	114,171
250,000	Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A, 6.180%, 8/25/2028(a)	252,077
430,000	Prestige Auto Receivables Trust, Series 2021-1A, Class C, 1.530%, 2/15/2028(a)	412,441
340,000	Prestige Auto Receivables Trust, Series 2023-1A, Class C, 5.650%, 2/15/2028(a)	338,097
560,000	Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.420%, 11/15/2027	553,687
115,000	Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.090%, 5/15/2030	113,690
170,000	Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.770%, 11/15/2030	171,273
540,000	Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.770%, 12/15/2028	543,757
590,000	Santander Drive Auto Receivables Trust, Series 2023-5, Class B, 6.160%, 12/17/2029	603,110
215,000	SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.390%, 11/20/2026(a)	215,036
145,000	SBNA Auto Receivables Trust, Series 2024-A, Class B, 5.290%, 9/17/2029(a)	144,810
420,000	SFS Auto Receivables Securitization Trust, Series 2023-1A, Class A3, 5.470%, 10/20/2028(a)	421,870
440,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.350%, 5/25/2033(a)	419,861
370,000	Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.160%, 4/17/2028	370,191
See accompanying notes to financial statements.
35 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$320,000	United Auto Credit Securitization Trust, Series 2022-2, Class C, 5.810%, 5/10/2027(a)	$319,138
90,000	VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.770%, 7/15/2030(a)	90,219
695,000	Westlake Automobile Receivables Trust, Series 2023-3A, Class C, 6.020%, 9/15/2028(a)	700,058
95,000	Westlake Flooring Master Trust, Series 2024-1A, Class A, 5.430%, 2/15/2028(a)	95,244
380,000	World Omni Automobile Lease Securitization Trust, Series 2023-A, Class A3, 5.070%, 9/15/2026	378,827
360,000	World Omni Select Auto Trust, Series 2021-A, Class B, 0.850%, 8/16/2027	346,200
		26,916,493
	ABS Credit Card — 0.3%
720,000	Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.050%, 7/15/2027(a)	719,783
230,000	Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.230%, 7/17/2028(a)	231,898
		951,681
	ABS Home Equity — 0.0%
1,457	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)(c)	1,422
	ABS Other — 3.9%
125,000	Affirm Asset Securitization Trust, Series 2022-A, Class A, 4.300%, 5/17/2027(a)	124,224
105,000	Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.610%, 1/18/2028(a)	105,635
320,000	Affirm Asset Securitization Trust, Series 2023-B, Class A, 6.820%, 9/15/2028(a)	324,800
140,851	Affirm Asset Securitization Trust, Series 2023-X1, Class A, 7.110%, 11/15/2028(a)	141,571
150,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.610%, 2/15/2029(a)	149,922
251,179	Aqua Finance Trust, Series 2021-A, Class A, 1.540%, 7/17/2046(a)	224,555
170,000	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.180%, 12/15/2028(a)	170,842
46,889	BHG Securitization Trust, Series 2022-C, Class A, 5.320%, 10/17/2035(a)	46,730
155,000	BHG Securitization Trust, Series 2024-1CON, Class A, 5.810%, 4/17/2035(a)	155,545
7,091	Chesapeake Funding II LLC, Series 2020-1A, Class A1, 0.870%, 8/15/2032(a)	7,073
347,879	Chesapeake Funding II LLC, Series 2023-1A, Class A1, 5.650%, 5/15/2035(a)	348,251
500,000	Daimler Trucks Retail Trust, Series 2023-1, Class A4, 5.930%, 12/16/2030	505,632
735,000	Dell Equipment Finance Trust, Series 2023-3, Class A3, 5.930%, 4/23/2029(a)	743,039
645,000	DLLMT LLC, Series 2023-1A, Class A3, 5.340%, 3/22/2027(a)	640,871
39,017	Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2, 0.560%, 12/11/2034(a)	38,865
120,723	Enterprise Fleet Financing LLC, Series 2022-3, Class A2, 4.380%, 7/20/2029(a)	119,435
423,322	Enterprise Fleet Financing LLC, Series 2023-2, Class A2, 5.560%, 4/22/2030(a)	423,737
150,000	Enterprise Fleet Financing LLC, Series 2024-1, Class A3, 5.160%, 9/20/2030(a)	149,679
630,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	635,681
Principal Amount	Description	Value (†)
	ABS Other — continued
$69,406	Hilton Grand Vacations Trust, Series 2022-2A, Class C, 5.570%, 1/25/2037(a)	$68,123
455,000	M&T Equipment Notes, Series 2023-1A, Class A3, 5.740%, 7/15/2030(a)	456,352
19,725	Marlette Funding Trust, Series 2022-3A, Class A, 5.180%, 11/15/2032(a)	19,693
760,000	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.210%, 5/20/2036(a)	764,948
43,472	MVW LLC, Series 2020-1A, Class A, 1.740%, 10/20/2037(a)	40,741
150,000	MVW LLC, Series 2024-1A, Class A, 5.320%, 2/20/2043(a)	150,581
1,135,000	OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.130%, 5/14/2035(a)	1,113,242
100,000	Post Road Equipment Finance LLC, Series 2024-1A, Class A2, 5.590%, 11/15/2029(a)	99,817
263,334	SCF Equipment Leasing LLC, Series 2022-1A, Class A3, 2.920%, 7/20/2029(a)	258,754
1,165,000	SCF Equipment Leasing LLC, Series 2023-1A, Class A2, 6.560%, 1/22/2030(a)	1,176,577
315,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	318,215
50,258	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class A, 1.330%, 7/20/2037(a)	48,163
885,000	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038(a)	885,425
795,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640%, 4/20/2054(a)	794,675
		11,251,393
	ABS Student Loan — 0.1%
79,872	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	74,860
43,818	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170%, 9/16/2069(a)	39,510
52,208	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069(a)	48,187
		162,557
	ABS Whole Business — 0.2%
505,575	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.666%, 9/05/2048(a)	494,505
	Aerospace & Defense — 0.5%
475,000	BAE Systems PLC, 5.125%, 3/26/2029(a)	476,748
1,015,000	L3Harris Technologies, Inc., 5.250%, 6/01/2031	1,013,118
		1,489,866
	Agency Commercial Mortgage-Backed Securities — 0.5%
701,647	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K042, Class A2, 2.670%, 12/25/2024	688,882
911,498	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027	871,194
		1,560,076
	Apartment REITs — 0.1%
225,000	Invitation Homes Operating Partnership LP, 2.000%, 8/15/2031	178,783
	Automotive — 3.5%
730,000	American Honda Finance Corp., 4.900%, 3/13/2029	727,932
605,000	BMW U.S. Capital LLC, 4.900%, 4/02/2029(a)	604,486
See accompanying notes to financial statements.
| 36

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	Automotive — continued
$735,000	Daimler Truck Finance North America LLC, 5.200%, 1/17/2025(a)	$732,381
665,000	Denso Corp., 1.239%, 9/16/2026(a)	602,593
730,000	Ford Motor Credit Co. LLC, 6.798%, 11/07/2028	761,955
270,000	General Motors Financial Co., Inc., 6.050%, 10/10/2025	271,999
785,000	General Motors Financial Co., Inc., 6.100%, 1/07/2034	806,032
180,000	Harley-Davidson Financial Services, Inc., 3.350%, 6/08/2025(a)	174,598
570,000	Harley-Davidson Financial Services, Inc., 6.500%, 3/10/2028(a)	585,041
255,000	Hyundai Capital America, 5.950%, 9/21/2026(a)	257,964
240,000	Kia Corp., 1.000%, 4/16/2024(a)	239,546
495,000	LKQ Corp., 5.750%, 6/15/2028	503,753
420,000	Magna International, Inc., 5.050%, 3/14/2029	419,781
285,000	Mercedes-Benz Finance North America LLC, 5.000%, 1/11/2034(a)	282,603
150,000	Mercedes-Benz Finance North America LLC, 5.100%, 8/03/2028(a)	150,556
315,000	Nissan Motor Acceptance Co. LLC, 7.050%, 9/15/2028(a)	329,264
740,000	PACCAR Financial Corp., MTN, 4.600%, 1/31/2029	735,066
445,000	Toyota Motor Credit Corp., MTN, 4.650%, 1/05/2029	442,276
370,000	Toyota Motor Credit Corp., MTN, 5.000%, 8/14/2026	370,394
965,000	Volkswagen Group of America Finance LLC, 5.250%, 3/22/2029(a)	965,683
		9,963,903
	Banking — 13.5%
800,000	ABN AMRO Bank NV, (fixed rate to 9/18/2026, variable rate thereafter), 6.339%, 9/18/2027(a)	813,727
200,000	AIB Group PLC, (fixed rate to 3/28/2034, variable rate thereafter), 5.871%, 3/28/2035(a)	200,560
200,000	AIB Group PLC, (fixed rate to 9/13/2028, variable rate thereafter), 6.608%, 9/13/2029(a)	208,493
700,000	AIB Group PLC, (fixed rate to 10/14/2025, variable rate thereafter), 7.583%, 10/14/2026(a)	718,216
360,000	Ally Financial, Inc., (fixed rate to 1/03/2029, variable rate thereafter), 6.848%, 1/03/2030	370,500
215,000	Ally Financial, Inc., 7.100%, 11/15/2027	224,646
325,000	ANZ New Zealand International Ltd., 5.355%, 8/14/2028(a)	328,656
355,000	ASB Bank Ltd., (fixed rate to 6/17/2027, variable rate thereafter), 5.284%, 6/17/2032(a)	349,476
1,000,000	Banco Bilbao Vizcaya Argentaria SA, 5.381%, 3/13/2029	1,008,883
1,000,000	Banco Santander SA, (fixed rate to 3/14/2029, variable rate thereafter), 5.538%, 3/14/2030	1,000,100
840,000	Bank of America Corp., MTN, (fixed rate to 4/02/2025, variable rate thereafter), 3.384%, 4/02/2026	821,577
675,000	Bank of America Corp., (fixed rate to 1/23/2034, variable rate thereafter), 5.468%, 1/23/2035	679,400
710,000	Bank of Ireland Group PLC, (fixed rate to 3/20/2029, variable rate thereafter), 5.601%, 3/20/2030(a)	709,304
315,000	Bank of Ireland Group PLC, (fixed rate to 9/16/2025, variable rate thereafter), 6.253%, 9/16/2026(a)	316,814
570,000	Bank of New York Mellon Corp., (fixed rate to 4/26/2026, variable rate thereafter), 4.947%, 4/26/2027	567,398
Principal Amount	Description	Value (†)
	Banking — continued
$370,000	Bank of New York Mellon Corp., MTN, (fixed rate to 3/14/2029, variable rate thereafter), 4.975%, 3/14/2030	$370,318
250,000	Bank of New Zealand, 2.285%, 1/27/2027(a)	231,421
565,000	BNP Paribas SA, (fixed rate to 1/09/2029, variable rate thereafter), 5.176%, 1/09/2030(a)	565,040
435,000	BNP Paribas SA, (fixed rate to 2/20/2034, variable rate thereafter), 5.738%, 2/20/2035(a)	437,906
465,000	CaixaBank SA, (fixed rate to 6/15/2034, variable rate thereafter), 6.037%, 6/15/2035(a)	469,141
605,000	Capital One Financial Corp., (fixed rate to 10/29/2026, variable rate thereafter), 7.149%, 10/29/2027	629,630
1,265,000	Citibank NA, 5.488%, 12/04/2026	1,278,526
530,000	Citizens Financial Group, Inc., (fixed rate to 5/21/2032, variable rate thereafter), 5.641%, 5/21/2037	494,712
365,000	Comerica, Inc., (fixed rate to 1/30/2029, variable rate thereafter), 5.982%, 1/30/2030	360,611
485,000	Credit Agricole SA, 5.365%, 3/11/2034(a)	486,416
485,000	Credit Agricole SA, (fixed rate to 10/03/2028, variable rate thereafter), 6.316%, 10/03/2029(a)	502,809
335,000	Credit Suisse AG, 5.000%, 7/09/2027	331,947
800,000	Danske Bank AS, (fixed rate to 9/10/2024, variable rate thereafter), 0.976%, 9/10/2025(a)	782,202
595,000	Danske Bank AS, (fixed rate to 3/01/2029, variable rate thereafter), 5.705%, 3/01/2030(a)	598,802
445,000	Deutsche Bank AG, (fixed rate to 2/08/2027, variable rate thereafter), 5.706%, 2/08/2028	444,354
590,000	DNB Bank ASA, (fixed rate to 9/16/2025, variable rate thereafter), 1.127%, 9/16/2026(a)	553,114
720,000	Federation des Caisses Desjardins du Quebec, 5.700%, 3/14/2028(a)	731,275
1,650,000	Goldman Sachs Group, Inc., (fixed rate to 8/10/2025, variable rate thereafter), 5.798%, 8/10/2026	1,655,348
430,000	HSBC Holdings PLC, (fixed rate to 8/14/2026, variable rate thereafter), 5.887%, 8/14/2027	433,761
520,000	HSBC USA, Inc., 3.750%, 5/24/2024	518,814
525,000	HSBC USA, Inc., 5.625%, 3/17/2025	525,950
290,000	Huntington Bancshares, Inc., (fixed rate to 8/21/2028, variable rate thereafter), 6.208%, 8/21/2029	296,818
290,000	Huntington National Bank, 5.650%, 1/10/2030	291,619
245,000	Intesa Sanpaolo SpA, 7.200%, 11/28/2033(a)	264,821
550,000	JPMorgan Chase & Co., (fixed rate to 6/01/2028, variable rate thereafter), 2.069%, 6/01/2029	487,879
1,685,000	JPMorgan Chase Bank NA, 5.110%, 12/08/2026	1,689,838
435,000	KeyBank NA, 5.850%, 11/15/2027	431,404
1,110,000	Morgan Stanley, (fixed rate to 7/20/2028, variable rate thereafter), 5.449%, 7/20/2029	1,119,734
820,000	Morgan Stanley Bank NA, 5.882%, 10/30/2026	835,808
925,000	National Australia Bank Ltd., 4.900%, 6/13/2028	926,844
1,130,000	National Bank of Canada, (fixed rate to 6/09/2024, variable rate thereafter), 3.750%, 6/09/2025	1,125,017
410,000	National Bank of Canada, 5.600%, 12/18/2028	416,791
495,000	Nationwide Building Society, (fixed rate to 10/18/2026, variable rate thereafter), 6.557%, 10/18/2027(a)	507,831
565,000	NatWest Group PLC, MTN, (fixed rate to 3/01/2034, variable rate thereafter), 5.778%, 3/01/2035	572,872
935,000	NatWest Markets PLC, 1.600%, 9/29/2026(a)	854,871
See accompanying notes to financial statements.
37 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	Banking — continued
$210,000	Northern Trust Corp., (fixed rate to 5/08/2027, variable rate thereafter), 3.375%, 5/08/2032	$195,742
375,000	Santander Holdings USA, Inc., (fixed rate to 1/09/2029, variable rate thereafter), 6.174%, 1/09/2030	378,380
220,000	Societe Generale SA, (fixed rate to 1/19/2034, variable rate thereafter), 6.066%, 1/19/2035(a)	221,310
415,000	Standard Chartered PLC, (fixed rate to 2/08/2029, variable rate thereafter), 7.018%, 2/08/2030(a)	439,178
885,000	State Street Corp., 4.993%, 3/18/2027	886,714
400,000	Sumitomo Mitsui Trust Bank Ltd., 5.200%, 3/07/2027(a)	400,331
835,000	Swedbank AB, 5.407%, 3/14/2029(a)	834,985
325,000	Swedbank AB, 6.136%, 9/12/2026(a)	329,323
560,000	Synchrony Bank, 5.400%, 8/22/2025	554,949
285,000	Synchrony Financial, 4.875%, 6/13/2025	280,760
1,445,000	Toronto-Dominion Bank, GMTN, 4.994%, 4/05/2029	1,445,087
630,000	Truist Financial Corp., MTN, (fixed rate to 1/26/2033, variable rate thereafter), 5.122%, 1/26/2034	606,393
525,000	Truist Financial Corp., MTN, (fixed rate to 10/30/2028, variable rate thereafter), 7.161%, 10/30/2029	559,861
585,000	UniCredit SpA, (fixed rate to 9/22/2025, variable rate thereafter), 2.569%, 9/22/2026(a)	557,164
655,000	Wells Fargo & Co., MTN, (fixed rate to 4/25/2025, variable rate thereafter), 3.908%, 4/25/2026	642,855
		38,875,026
	Brokerage — 0.5%
310,000	Cantor Fitzgerald LP, 7.200%, 12/12/2028(a)	320,701
285,000	Jefferies Financial Group, Inc., 5.875%, 7/21/2028	290,124
350,000	Lseg U.S. Fin Corp., 5.297%, 3/28/2034(a)	352,208
430,000	TPG Operating Group II LP, 5.875%, 3/05/2034	436,076
		1,399,109
	Chemicals — 0.4%
240,000	Cabot Corp., 4.000%, 7/01/2029	226,531
1,015,000	LYB International Finance III LLC, 5.500%, 3/01/2034	1,016,877
		1,243,408
	Collateralized Mortgage Obligations — 0.6%
79,239	Government National Mortgage Association, Series 2014-H14, Class FA, 1 mo. USD SOFR + 0.614%, 5.963%, 7/20/2064(c)	79,136
72,154	Government National Mortgage Association, Series 2014-H15, Class FA, 1 mo. USD SOFR + 0.614%, 5.944%, 7/20/2064(c)	72,057
174	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(b)	156
80,828	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	77,894
238,110	Government National Mortgage Association, Series 2016-H06, Class FC, 1 mo. USD SOFR + 1.034%, 6.364%, 2/20/2066(c)	237,879
748,443	Government National Mortgage Association, Series 2018-H17, Class JA, 3.750%, 9/20/2068(c)	710,230
128,440	Government National Mortgage Association, Series 2019-H01, Class FL, 1 mo. USD SOFR + 0.564%, 5.894%, 12/20/2068(c)	128,386
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$175,008	Government National Mortgage Association, Series 2019-H01, Class FT, 1 mo. USD SOFR + 0.514%, 5.844%, 10/20/2068(c)	$174,751
380,631	Government National Mortgage Association, Series 2019-H10, Class FM, 1 mo. USD SOFR + 0.514%, 5.844%, 5/20/2069(c)	379,515
		1,860,004
	Construction Machinery — 0.7%
475,000	Caterpillar Financial Services Corp., 4.850%, 2/27/2029	477,725
480,000	CNH Industrial Capital LLC, 5.500%, 1/12/2029	486,877
1,010,000	John Deere Capital Corp., MTN, 4.900%, 3/07/2031	1,010,275
		1,974,877
	Consumer Cyclical Services — 0.1%
150,000	CBRE Services, Inc., 5.500%, 4/01/2029	150,906
165,000	Expedia Group, Inc., 6.250%, 5/01/2025(a)	165,721
		316,627
	Consumer Products — 0.4%
165,000	Brunswick Corp., 5.850%, 3/18/2029	166,792
620,000	Estee Lauder Cos., Inc., 5.000%, 2/14/2034	615,051
245,000	Whirlpool Corp., 5.750%, 3/01/2034	245,779
		1,027,622
	Diversified Manufacturing — 0.2%
510,000	Honeywell International, Inc., 5.000%, 3/01/2035	511,915
	Electric — 4.2%
435,000	AES Corp., 3.300%, 7/15/2025(a)	421,398
425,000	Ameren Corp., 5.000%, 1/15/2029	422,675
365,000	American Electric Power Co., Inc., 5.200%, 1/15/2029	365,858
565,000	American Electric Power Co., Inc., 5.699%, 8/15/2025	566,156
340,000	Appalachian Power Co., 5.650%, 4/01/2034	343,143
120,000	Consolidated Edison Co. of New York, Inc., Series B, 2.900%, 12/01/2026	112,661
745,000	DTE Energy Co., 4.220%, 11/01/2024	738,123
740,000	Edison International, 4.700%, 8/15/2025	730,911
310,000	Entergy Corp., 0.900%, 9/15/2025	290,576
710,000	Entergy Louisiana LLC, 5.350%, 3/15/2034	712,654
665,000	Eversource Energy, 5.950%, 2/01/2029	686,186
750,000	Liberty Utilities Co., 5.577%, 1/31/2029(a)	754,046
370,000	National Grid PLC, 5.418%, 1/11/2034	367,394
685,000	National Rural Utilities Cooperative Finance Corp., MTN, 5.600%, 11/13/2026	694,016
141,000	National Rural Utilities Cooperative Finance Corp., 3 mo. USD SOFR + 3.172%, 8.489%, 4/30/2043(c)	140,648
865,000	NextEra Energy Capital Holdings, Inc., 5.250%, 3/15/2034	863,087
345,000	Public Service Enterprise Group, Inc., 5.200%, 4/01/2029	345,265
215,000	Southern California Edison Co., 5.150%, 6/01/2029	215,883
290,000	Southern California Edison Co., 5.200%, 6/01/2034	287,093
675,000	Southern Co., 5.500%, 3/15/2029	687,830
730,000	Vistra Operations Co. LLC, 5.125%, 5/13/2025(a)	724,459
830,000	WEC Energy Group, Inc., 4.750%, 1/09/2026	822,339
725,000	Xcel Energy, Inc., 5.500%, 3/15/2034	720,931
		12,013,332
	Finance Companies — 3.2%
365,000	Air Lease Corp., 5.100%, 3/01/2029	362,579
555,000	Aircastle Ltd., 2.850%, 1/26/2028(a)	498,190
See accompanying notes to financial statements.
| 38

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	Finance Companies — continued
$170,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	$170,067
190,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	193,811
360,000	Ares Capital Corp., 7.000%, 1/15/2027	370,346
265,000	ARES Capital Corp., 5.875%, 3/01/2029	264,207
545,000	Bain Capital Specialty Finance, Inc., 2.550%, 10/13/2026	500,172
310,000	Blackstone Private Credit Fund, 2.625%, 12/15/2026	282,851
490,000	Blackstone Secured Lending Fund, 2.850%, 9/30/2028	432,019
260,000	Blue Owl Capital Corp., 3.750%, 7/22/2025	252,218
45,000	Blue Owl Capital Corp., 4.250%, 1/15/2026	43,649
295,000	Blue Owl Capital Corp., 5.950%, 3/15/2029	293,339
265,000	Blue Owl Capital Corp. II, 8.450%, 11/15/2026(a)	272,945
490,000	Blue Owl Credit Income Corp., 7.950%, 6/13/2028(a)	508,362
355,000	Blue Owl Technology Finance Corp., 4.750%, 12/15/2025(a)	341,351
575,000	Blue Owl Technology Finance Corp. II, 6.750%, 4/04/2029(a)	567,867
145,000	FS KKR Capital Corp., 3.125%, 10/12/2028	126,673
295,000	FS KKR Capital Corp., 7.875%, 1/15/2029	308,315
190,000	GATX Corp., 5.400%, 3/15/2027	191,300
275,000	Goldman Sachs BDC, Inc., 6.375%, 3/11/2027	277,050
480,000	Golub Capital BDC, Inc., 2.500%, 8/24/2026	441,015
220,000	Golub Capital BDC, Inc., 6.000%, 7/15/2029	216,066
465,000	Hercules Capital, Inc., 3.375%, 1/20/2027	427,029
185,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(a)	187,927
370,000	Main Street Capital Corp., 3.000%, 7/14/2026	344,771
150,000	New Mountain Finance Corp., 6.875%, 2/01/2029	148,419
330,000	Sixth Street Lending Partners, 6.500%, 3/11/2029(a)	329,804
285,000	Sixth Street Specialty Lending, Inc., 6.125%, 3/01/2029	283,352
520,000	USAA Capital Corp., 3.375%, 5/01/2025(a)	510,080
		9,145,774
	Financial Other — 0.2%
470,000	LeasePlan Corp. NV, 2.875%, 10/24/2024(a)	462,341
185,000	ORIX Corp., 3.250%, 12/04/2024	182,165
		644,506
	Food & Beverage — 2.4%
630,000	Anheuser-Busch InBev Worldwide, Inc., 5.000%, 6/15/2034	633,748
695,000	Bimbo Bakeries USA, Inc., 6.050%, 1/15/2029(a)	719,130
280,000	Cargill, Inc., 4.500%, 6/24/2026(a)	277,645
1,135,000	Conagra Brands, Inc., 5.300%, 10/01/2026	1,136,816
615,000	Constellation Brands, Inc., 4.800%, 1/15/2029	609,606
1,005,000	Keurig Dr Pepper, Inc., Series 10, 5.200%, 3/15/2031	1,007,397
1,450,000	Nestle Capital Corp., 4.650%, 3/12/2029(a)	1,444,560
915,000	Pernod Ricard International Finance LLC, 1.250%, 4/01/2028(a)	794,147
320,000	Tyson Foods, Inc., 5.700%, 3/15/2034	324,221
		6,947,270
	Government Owned - No Guarantee — 0.4%
800,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	729,991
350,000	BOC Aviation USA Corp., 1.625%, 4/29/2024(a)	348,888
		1,078,879
	Health Care REITs — 0.1%
235,000	Omega Healthcare Investors, Inc., 4.500%, 1/15/2025	232,414
Principal Amount	Description	Value (†)
	Health Insurance — 0.5%
$780,000	Humana, Inc., 5.375%, 4/15/2031	$780,420
645,000	Humana, Inc., 5.750%, 12/01/2028	660,956
		1,441,376
	Healthcare — 0.7%
1,030,000	Cigna Group, 5.250%, 2/15/2034	1,028,537
755,000	GE HealthCare Technologies, Inc., 5.550%, 11/15/2024	754,013
320,000	IQVIA, Inc., 5.700%, 5/15/2028	324,438
		2,106,988
	Hybrid ARMs — 0.0%
24,296	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.500%, 6.111%, 5/01/2036(c)	24,985
12,645	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.225%, 6.149%, 1/01/2035(c)	12,934
		37,919
	Independent Energy — 0.2%
460,000	Pioneer Natural Resources Co., 5.100%, 3/29/2026	459,420
	Industrial Other — 0.0%
50,000	CIMIC Finance USA Pty. Ltd., 7.000%, 3/25/2034(a)	51,340
	Life Insurance — 4.0%
290,000	Athene Global Funding, 2.500%, 3/24/2028(a)	258,670
520,000	Athene Holding Ltd., 6.250%, 4/01/2054	527,739
780,000	Brighthouse Financial Global Funding, 1.750%, 1/13/2025(a)	753,878
835,000	CNO Global Funding, 2.650%, 1/06/2029(a)	727,101
670,000	Corebridge Global Funding, 5.750%, 7/02/2026(a)	670,677
155,000	F&G Annuities & Life, Inc., 7.400%, 1/13/2028	160,962
875,000	F&G Global Funding, 5.150%, 7/07/2025(a)	861,540
995,000	GA Global Funding Trust, 2.250%, 1/06/2027(a)	910,474
665,000	Great-West Lifeco U.S. Finance 2020 LP, 0.904%, 8/12/2025(a)	626,168
1,370,000	Guardian Life Global Funding, 1.100%, 6/23/2025(a)	1,303,253
300,000	Jackson National Life Global Funding, 1.750%, 1/12/2025(a)	290,967
155,000	Jackson National Life Global Funding, 3.875%, 6/11/2025(a)	151,071
385,000	Lincoln National Corp., 5.852%, 3/15/2034	380,057
650,000	Mutual of Omaha Cos. Global Funding, 5.450%, 12/12/2028(a)	662,395
400,000	New York Life Global Funding, 5.000%, 1/09/2034(a)	395,729
840,000	Northwestern Mutual Global Funding, 4.900%, 6/12/2028(a)	834,868
370,000	Protective Life Global Funding, 4.714%, 7/06/2027(a)	366,009
655,000	Reliance Standard Life Global Funding II, 2.750%, 5/07/2025(a)	633,656
415,000	Reliance Standard Life Global Funding II, 5.243%, 2/02/2026(a)	410,742
570,000	RGA Global Funding, 2.700%, 1/18/2029(a)	507,983
		11,433,939
	Lodging — 0.3%
400,000	Hyatt Hotels Corp., 5.750%, 1/30/2027	406,224
360,000	Marriott International, Inc., 5.550%, 10/15/2028	367,599
		773,823
	Media Entertainment — 0.7%
805,000	Fox Corp., 6.500%, 10/13/2033	852,642
See accompanying notes to financial statements.
39 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	Media Entertainment — continued
$550,000	Prosus NV, 4.193%, 1/19/2032(a)	$477,572
835,000	Take-Two Interactive Software, Inc., 4.950%, 3/28/2028	831,790
		2,162,004
	Metals & Mining — 0.5%
1,010,000	Glencore Funding LLC, 5.634%, 4/04/2034(a)	1,012,699
475,000	Newmont Corp./ Newcrest Finance Pty Ltd., 5.350%, 3/15/2034(a)	478,029
		1,490,728
	Midstream — 0.2%
600,000	Williams Cos., Inc., 5.400%, 3/02/2026	601,541
	Mortgage Related — 0.6%
404	Federal Home Loan Mortgage Corp., 3.000%, 10/01/2026	393
3	Federal Home Loan Mortgage Corp., 8.000%, 7/01/2025	3
10,058	Government National Mortgage Association, 3.890%, with various maturities in 2062(c)(d)	9,600
13,325	Government National Mortgage Association, 4.015%, 4/20/2063(c)	12,847
13,608	Government National Mortgage Association, 4.102%, 6/20/2066(c)	13,028
37,585	Government National Mortgage Association, 4.349%, 9/20/2066(c)	36,454
35,724	Government National Mortgage Association, 4.369%, 11/20/2066(c)	34,699
1,111	Government National Mortgage Association, 4.371%, 11/20/2064(c)	1,080
114,132	Government National Mortgage Association, 4.394%, 10/20/2066(c)	111,146
52,877	Government National Mortgage Association, 4.411%, 10/20/2066(c)	51,414
52,404	Government National Mortgage Association, 4.453%, 11/20/2066(c)	50,939
111,093	Government National Mortgage Association, 4.481%, 9/20/2066(c)	108,798
32,478	Government National Mortgage Association, 4.485%, 8/20/2066(c)	31,675
45,861	Government National Mortgage Association, 4.578%, 10/20/2066(c)	44,889
253,307	Government National Mortgage Association, 4.585%, 7/20/2067(c)	246,620
631,419	Government National Mortgage Association, 4.639%, 4/20/2067(c)	617,008
377,135	Government National Mortgage Association, 4.700%, with various maturities from 2064 to 2067(c)(d)	369,776
		1,740,369
	Natural Gas — 0.2%
410,000	NiSource, Inc., 5.350%, 4/01/2034	407,779
155,000	Sempra, 5.400%, 8/01/2026	155,448
		563,227
	Non-Agency Commercial Mortgage-Backed Securities — 6.1%
270,000	BANK, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	235,268
870,000	BANK, Series 2021-BN37, Class A5, 2.618%, 11/15/2064(c)	732,531
635,000	BANK, Series 2023-5YR3, Class A3, 6.724%, 9/15/2056(c)	673,628
Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$385,000	BANK, Series 2023-5YR4, Class A3, 6.500%, 12/15/2056	$405,647
660,000	BBCMS Mortgage Trust, Series 2020-BID, Class A, 1 mo. USD SOFR + 2.254%, 7.581%, 10/15/2037(a)(c)	656,700
865,000	BBCMS Mortgage Trust, Series 2021-C12, Class A5, 2.689%, 11/15/2054	736,969
173,715	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030(a)	161,225
285,000	Benchmark Mortgage Trust, Series 2020-B16, Class A5, 2.732%, 2/15/2053	249,893
520,000	Benchmark Mortgage Trust, Series 2023-V2, Class A3, 5.812%, 5/15/2055(c)	531,634
520,000	BPR Trust, Series 2021-NRD, Class A, 1 mo. USD SOFR + 1.525%, 6.851%, 12/15/2038(a)(c)	491,484
360,000	BPR Trust, Series 2022-OANA, Class A, 1 mo. USD SOFR + 1.898%, 7.223%, 4/15/2037(a)(c)	361,802
491,600	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.865%, 1/10/2048	473,739
361,996	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.283%, 5/10/2058	346,167
992,138	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314%, 4/10/2049	943,375
540,000	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	481,323
403,490	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	375,007
280,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS3, Class A4, 3.819%, 6/10/2047	278,600
280,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1, Class A5, 3.350%, 2/10/2048	274,208
520,299	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2, Class A5, 3.765%, 2/10/2049	500,706
795,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	703,575
24,255	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617%, 11/15/2048	23,885
470,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.968%, 12/15/2052	411,292
335,000	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314%, 9/12/2040(a)	342,450
365,000	GS Mortgage Securities Corp. II, Series 2023-SHIP, Class A, 4.322%, 9/10/2038(a)(c)	353,363
605,000	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	459,551
440,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033(a)(c)	355,737
245,000	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	216,456
180,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034(a)	168,400
282,664	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034(a)	274,601
575,000	JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4, 3.386%, 6/13/2052	517,403
776,275	Med Trust, Series 2021-MDLN, Class A, 1 mo. USD SOFR + 1.064%, 6.390%, 11/15/2038(a)(c)	774,334
129,604	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306%, 4/15/2048	126,350
550,000	Morgan Stanley Capital I Trust, Series 2020-L4, Class A3, 2.698%, 2/15/2053	483,506
See accompanying notes to financial statements.
| 40

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$845,000	New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061(a)	$740,001
465,000	SCOTT Trust, Series 2023-SFS, Class A, 5.910%, 3/15/2040(a)	467,655
980,000	SPGN Mortgage Trust, Series 2022-TFLM, Class A, 1 mo. USD SOFR + 1.550%, 6.875%, 2/15/2039(a)(c)	963,248
201,109	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426%, 3/15/2059	192,391
490,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C58, Class A4, 2.092%, 7/15/2053	406,370
825,000	Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.000%, 4/15/2055(c)	763,908
		17,654,382
	Office REITs — 0.2%
485,000	Hudson Pacific Properties LP, 5.950%, 2/15/2028	448,015
	Other REITs — 0.1%
260,000	Prologis Targeted U.S. Logistics Fund LP, 5.250%, 4/01/2029(a)	259,254
	Packaging — 0.1%
335,000	Amcor Flexibles North America, Inc., 4.000%, 5/17/2025	328,917
	Paper — 0.2%
570,000	Smurfit Kappa Treasury ULC, 5.438%, 4/03/2034(a)	571,112
	Pharmaceuticals — 0.6%
770,000	Astrazeneca Finance LLC, 4.850%, 2/26/2029	772,172
715,000	Bayer U.S. Finance LLC, 6.500%, 11/21/2033(a)	727,518
195,000	Bristol-Myers Squibb Co., 5.100%, 2/22/2031	196,886
		1,696,576
	Property & Casualty Insurance — 0.9%
1,015,000	Aon North America, Inc., 5.450%, 3/01/2034	1,026,716
65,000	CNA Financial Corp., 5.125%, 2/15/2034	63,241
390,000	Radian Group, Inc., 6.200%, 5/15/2029	395,786
395,000	SiriusPoint Ltd., 7.000%, 4/05/2029	394,944
240,000	Trustage Financial Group, Inc., 4.625%, 4/15/2032(a)	208,854
430,000	Willis North America, Inc., 5.900%, 3/05/2054	435,305
		2,524,846
	Refining — 0.4%
1,005,000	Phillips 66 Co., 5.250%, 6/15/2031	1,018,399
	Restaurants — 0.1%
350,000	Starbucks Corp., 5.000%, 2/15/2034	346,935
	Retail REITs — 0.1%
370,000	Realty Income Corp., 5.125%, 2/15/2034	363,073
	Retailers — 0.8%
345,000	AutoNation, Inc., 3.500%, 11/15/2024	340,501
290,000	AutoNation, Inc., 4.500%, 10/01/2025	285,539
525,000	AutoZone, Inc., 5.050%, 7/15/2026	525,820
375,000	O'Reilly Automotive, Inc., 5.750%, 11/20/2026	381,171
670,000	Tapestry, Inc., 7.700%, 11/27/2030	714,497
		2,247,528
	Technology — 1.3%
305,000	Avnet, Inc., 6.250%, 3/15/2028	312,430
440,000	Broadcom, Inc., 4.000%, 4/15/2029(a)	419,137
570,000	CDW LLC/CDW Finance Corp., 3.276%, 12/01/2028	519,977
330,000	Equifax, Inc., 5.100%, 6/01/2028	330,567
265,000	Fiserv, Inc., 5.350%, 3/15/2031	268,090
355,000	Flex Ltd., 6.000%, 1/15/2028	361,089
525,000	Global Payments, Inc., 1.500%, 11/15/2024	511,643
Principal Amount	Description	Value (†)
	Technology — continued
$490,000	Microchip Technology, Inc., 5.050%, 3/15/2029	$490,074
350,000	Micron Technology, Inc., 6.750%, 11/01/2029	375,676
200,000	Qorvo, Inc., 1.750%, 12/15/2024	194,085
		3,782,768
	Tobacco — 0.9%
550,000	Altria Group, Inc., 6.200%, 11/01/2028	573,249
475,000	BAT Capital Corp., 5.834%, 2/20/2031	479,077
1,215,000	Philip Morris International, Inc., 5.125%, 2/13/2031	1,207,035
430,000	Philip Morris International, Inc., 5.500%, 9/07/2030	438,235
		2,697,596
	Transportation Services — 0.7%
275,000	Element Fleet Management Corp., 3.850%, 6/15/2025(a)	268,496
440,000	Element Fleet Management Corp., 6.319%, 12/04/2028(a)	454,604
175,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.000%, 7/15/2025(a)	171,370
130,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.350%, 1/12/2027(a)	130,094
450,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.350%, 3/30/2029(a)	450,308
565,000	Ryder System, Inc., MTN, 5.375%, 3/15/2029	569,689
		2,044,561
	Treasuries — 31.7%
3,635,000	U.S. Treasury Notes, 2.750%, 7/31/2027	3,452,114
5,200,000	U.S. Treasury Notes, 3.250%, 6/30/2027	5,021,656
6,850,000	U.S. Treasury Notes, 3.625%, 3/31/2028	6,677,680
11,070,000	U.S. Treasury Notes, 3.625%, 5/31/2028	10,789,358
17,710,000	U.S. Treasury Notes, 3.875%, 11/30/2027	17,423,596
1,105,000	U.S. Treasury Notes, 3.875%, 12/31/2027	1,087,173
5,925,000	U.S. Treasury Notes, 4.000%, 1/31/2029	5,863,899
13,855,000	U.S. Treasury Notes, 4.125%, 7/31/2028	13,768,406
7,200,000	U.S. Treasury Notes, 4.250%, 2/28/2029	7,209,563
9,155,000	U.S. Treasury Notes, 4.375%, 11/30/2028	9,203,278
1,990,000	U.S. Treasury Notes, 4.750%, 7/31/2025	1,986,502
3,335,000	U.S. Treasury Notes, 4.875%, 11/30/2025	3,339,820
5,510,000	U.S. Treasury Notes, 5.000%, 10/31/2025	5,525,497
		91,348,542
	Wireless — 0.2%
520,000	T-Mobile USA, Inc., 4.850%, 1/15/2029	516,148
	Wirelines — 0.2%
715,000	Bell Telephone Co. of Canada or Bell Canada, 5.200%, 2/15/2034	708,625
	Total Bonds and Notes (Identified Cost $285,859,430)	281,661,393

See accompanying notes to financial statements.
41 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)

Short-Term Investments — 2.3%
$6,662,223	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2024 at 3.500% to be repurchased at $6,664,814 on 4/01/2024 collateralized by $7,325,600 U.S. Treasury Note, 0.750% due 4/30/2026 valued at $6,795,522 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $6,662,223)	$6,662,223
	Total Investments — 100.1% (Identified Cost $292,521,653)	288,323,616
	Other assets less liabilities — (0.1)%	(322,075)
	Net Assets — 100.0%	$288,001,541

(†)	See Note 2 of Notes to Financial Statements.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the value of
Rule 144A holdings amounted to $82,255,529 or 28.6% of net assets.

(b)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(c)
Variable rate security. Rate as of March 31, 2024 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of
Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(d)
The Fund’s investment in mortgage related securities of
Government National Mortgage Association are interests in
separate pools of mortgages. All separate investments in
securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of
Investments.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate
At March 31, 2024, open long futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	6/28/2024	64	$6,828,435	$6,849,000	$20,565
Ultra 10-Year U.S. Treasury Notes Futures	6/18/2024	107	12,138,710	12,263,203	124,493
Total					$145,058
Industry Summary at March 31, 2024 (Unaudited)
Treasuries	31.7%
Banking	13.5
ABS Car Loan	9.3
Non-Agency Commercial Mortgage-Backed Securities	6.1
Electric	4.2
Life Insurance	4.0
ABS Other	3.9
Automotive	3.5
Finance Companies	3.2
Food & Beverage	2.4
Other Investments, less than 2% each	16.0
Short-Term Investments	2.3
Total Investments	100.1
Other assets less liabilities (including futures contracts)	(0.1)
Net Assets	100.0%
See accompanying notes to financial statements.
| 42

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 94.6% of Net Assets
	ABS Car Loan — 1.9%
$3,220,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-1A, Class A, 3.830%, 8/21/2028(a)	$3,089,003
1,461,379	Carvana Auto Receivables Trust, Series 2021-N2, Class A2, 0.970%, 3/10/2028	1,394,924
437,935	Exeter Automobile Receivables Trust, Series 2022-5A, Class A3, 5.430%, 4/15/2026	437,864
655,000	GM Financial Revolving Receivables Trust, Series 2021-1, Class A, 1.170%, 6/12/2034(a)	597,393
1,555,000	Hertz Vehicle Financing III LLC, Series 2023-3A, Class A, 5.940%, 2/25/2028(a)	1,578,997
1,260,000	NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.120%, 3/15/2029(a)	1,258,889
620,000	PenFed Auto Receivables Owner Trust, Series 2022-A, Class A4, 4.180%, 12/15/2028(a)	610,880
765,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.350%, 5/25/2033(a)	729,985
4,365,000	Toyota Auto Loan Extended Note Trust, Series 2022-1A, Class A, 3.820%, 4/25/2035(a)	4,222,211
		13,920,146
	ABS Other — 0.6%
810,000	BHG Securitization Trust, Series 2024-1CON, Class A, 5.810%, 4/17/2035(a)	812,850
24,355	Chesapeake Funding II LLC, Series 2020-1A, Class A1, 0.870%, 8/15/2032(a)	24,294
110,427	Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2, 0.560%, 12/11/2034(a)	109,995
452,710	Enterprise Fleet Financing LLC, Series 2022-3, Class A2, 4.380%, 7/20/2029(a)	447,881
247,167	MVW LLC, Series 2020-1A, Class A, 1.740%, 10/20/2037(a)	231,641
775,000	MVW LLC, Series 2024-1A, Class A, 5.320%, 2/20/2043(a)	778,002
347,397	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class A, 1.330%, 7/20/2037(a)	332,915
474,823	Welk Resorts LLC, Series 2019-AA, Class A, 2.800%, 6/15/2038(a)	461,892
1,110,000	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038(a)	1,110,533
		4,310,003
	ABS Student Loan — 0.8%
1,225,422	Navient Private Education Refi Loan Trust, Series 2019-FA, Class A2, 2.600%, 8/15/2068(a)	1,146,740
384,876	Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.690%, 5/15/2069(a)	351,239
1,350,987	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.060%, 10/15/2069(a)	1,187,110
3,203,186	Navient Private Education Refi Loan Trust, Series 2021-EA, Class A, 0.970%, 12/16/2069(a)	2,764,888
693,017	SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.340%, 3/17/2053(a)	622,495
		6,072,472
	Agency Commercial Mortgage-Backed Securities — 26.2%
2,580,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K064, Class A2, 3.224%, 3/25/2027	2,477,248
18,877,975	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K139, Class A1, 2.209%, 10/25/2031	17,051,739
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$11,380,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K747, Class A2, 2.050%, 11/25/2028(b)	$10,171,319
7,855,681	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KC06, Class A2, 2.541%, 8/25/2026	7,461,567
2,124,509	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-F100, Class AS, 30 day USD SOFR Average + 0.180%, 5.500%, 1/25/2028(b)	2,101,376
5,084,629	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-F121, Class AS, 30 day USD SOFR Average + 0.180%, 5.500%, 8/25/2028(b)	5,037,149
12,456,790	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF123, Class AS, 30 day USD SOFR Average + 0.200%, 5.520%, 9/25/2028(b)	12,324,051
1,239,233	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF53, Class A, 30 day USD SOFR Average + 0.504%, 5.825%, 10/25/2025(b)	1,235,406
5,148,214	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF72, Class A, 30 day USD SOFR Average + 0.614%, 5.935%, 10/25/2026(b)	5,136,845
707,393	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF74, Class AS, 1 mo. USD SOFR Historical Calendar Day Compounded + 0.530%, 5.850%, 1/25/2027(b)	705,821
4,980,730	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF77, Class AL, 30 day USD SOFR Average + 0.814%, 6.135%, 2/25/2027(b)	4,992,151
6,550,937	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF77, Class AS, 30 day USD SOFR Average + 0.900%, 6.220%, 2/25/2027(b)	6,610,839
17,368,194	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF78, Class AL, 30 day USD SOFR Average + 0.914%, 6.235%, 3/25/2030(b)	17,490,516
17,368,194	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF78, Class AS, 30 day USD SOFR Average + 1.000%, 6.320%, 3/25/2030(b)	17,639,853
2,801,455	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF79, Class AL, 30 day USD SOFR Average + 0.584%, 5.905%, 5/25/2030(b)	2,797,105
2,585,071	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF79, Class AS, 30 day USD SOFR Average + 0.580%, 5.900%, 5/25/2030(b)	2,588,930
3,838,266	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF80, Class AL, 30 day USD SOFR Average + 0.554%, 5.875%, 6/25/2030(b)	3,825,452
2,156,574	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF80, Class AS, 30 day USD SOFR Average + 0.510%, 5.830%, 6/25/2030(b)	2,149,971
See accompanying notes to financial statements.
43 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Limited Term Government and Agency Fund (continued)
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$806,229	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF81, Class AL, 30 day USD SOFR Average + 0.474%, 5.795%, 6/25/2027(b)	$803,324
604,672	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF81, Class AS, 30 day USD SOFR Average + 0.400%, 5.720%, 6/25/2027(b)	600,976
470,675	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF84, Class AL, 30 day USD SOFR Average + 0.414%, 5.735%, 7/25/2030(b)	467,401
395,965	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF84, Class AS, 30 day USD SOFR Average + 0.320%, 5.640%, 7/25/2030(b)	392,909
128,034	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF85, Class AL, 30 day USD SOFR Average + 0.414%, 5.735%, 8/25/2030(b)	127,101
341,309	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF85, Class AS, 30 day USD SOFR Average + 0.330%, 5.650%, 8/25/2030(b)	338,014
509,165	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF86, Class AL, 30 day USD SOFR Average + 0.404%, 5.725%, 8/25/2027(b)	507,736
454,670	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF86, Class AS, 30 day USD SOFR Average + 0.320%, 5.640%, 8/25/2027(b)	451,603
377,159	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF93, Class AL, 30 day USD SOFR Average + 0.394%, 5.715%, 10/25/2027(b)	375,175
452,835	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF93, Class AS, 30 day USD SOFR Average + 0.310%, 5.630%, 10/25/2027(b)	448,235
2,444,646	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF97, Class AS, 30 day USD SOFR Average + 0.250%, 5.570%, 12/25/2030(b)	2,409,797
6,185,735	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ20, Class A2, 3.799%, 12/25/2025	6,067,211
8,074,466	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ21, Class A2, 3.700%, 9/25/2026	7,861,471
5,988,735	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027	5,723,932
7,165,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ37, Class A2, 2.333%, 11/25/2030	6,311,979
16,300,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ42, Class A2, 4.118%, 11/25/2032	15,732,287
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$8,515,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS12, Class A, 30 day USD SOFR Average + 0.764%, 6.085%, 8/25/2029(b)	$8,530,572
2,855,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS14, Class AL, 30 day USD SOFR Average + 0.454%, 5.775%, 4/25/2030(b)	2,843,646
3,140,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS14, Class AS, 30 day USD SOFR Average + 0.370%, 5.690%, 4/25/2030(b)	3,116,481
403,546	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series Q008, Class A, 30 day USD SOFR Average + 0.504%, 5.825%, 10/25/2045(b)	402,224
3,909,804	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series Q016, Class APT1, 1.242%, 5/25/2051(b)	3,631,625
5,200,000	Federal National Mortgage Association, 3.580%, 1/01/2026	5,070,852
700,247	Federal National Mortgage Association, Series 2020-M5, Class FA, 30 day USD SOFR Average + 0.574%, 5.895%, 1/25/2027(b)	698,329
68,320	Government National Mortgage Association, Series 2003-72, Class Z, 5.417%, 11/16/2045(b)	67,533
		194,777,751
	Collateralized Mortgage Obligations — 9.5%
36,685	Federal Home Loan Mortgage Corp., Series 2131, Class ZB, REMICS, 6.000%, 3/15/2029(c)	35,115
341,070	Federal Home Loan Mortgage Corp., Series 2978, Class JG, REMICS, 5.500%, 5/15/2035(c)	343,386
523,673	Federal Home Loan Mortgage Corp., Series 3036, Class NE, REMICS, 5.000%, 9/15/2035(c)	520,329
185,098	Federal Home Loan Mortgage Corp., Series 3412, Class AY, REMICS, 5.500%, 2/15/2038(c)	186,312
496,011	Federal Home Loan Mortgage Corp., Series 3561, Class W, REMICS, 2.580%, 6/15/2048(b)(d)	446,337
362,054	Federal Home Loan Mortgage Corp., Series 3620, Class AT, REMICS, 3.979%, 12/15/2036(b)(d)	357,028
98,978	Federal Home Loan Mortgage Corp., Series 4212, Class FW, REMICS, 0.000%, 6/15/2043(b)(c)	86,488
4,446	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates, Series T-60, Class 2A1, 4.123%, 3/25/2044(b)(c)	3,737
224,553	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates, Series T-62, Class 1A1, 1 yr. MTA + 1.200%, 6.289%, 10/25/2044(b)(c)	201,402
32	Federal National Mortgage Association, Series 1994-42, Class FD, REMICS, 10 yr. CMT - 0.500%, 3.800%, 4/25/2024(b)(c)	31
4,954	Federal National Mortgage Association, Series 2002-W10, Class A7, REMICS, 4.591%, 8/25/2042(b)(c)	4,508
456,591	Federal National Mortgage Association, Series 2003-48, Class GH, REMICS, 5.500%, 6/25/2033(c)	457,544
258,260	Federal National Mortgage Association, Series 2007-73, Class A1, REMICS, 30 day USD SOFR Average + 0.174%, 5.692%, 7/25/2037(b)(c)	248,830
See accompanying notes to financial statements.
| 44

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Limited Term Government and Agency Fund (continued)
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$470,414	Federal National Mortgage Association, Series 2008-86, Class LA, REMICS, 3.507%, 8/25/2038(b)	$449,669
969,206	Federal National Mortgage Association, Series 2012-56, Class FK, REMICS, 30 day USD SOFR Average + 0.564%, 5.885%, 6/25/2042(b)(c)	943,085
1,107,689	Federal National Mortgage Association, Series 2012-58, Class KF, REMICS, 30 day USD SOFR Average + 0.664%, 5.985%, 6/25/2042(b)	1,094,985
2,616,090	Federal National Mortgage Association, Series 2012-83, Class LF, REMICS, 30 day USD SOFR Average + 0.624%, 5.945%, 8/25/2042(b)	2,580,768
1,840,298	Federal National Mortgage Association, Series 2013-67, Class NF, REMICS, 30 day USD SOFR Average + 1.114%, 5.000%, 7/25/2043(b)	1,723,695
2,918,375	Federal National Mortgage Association, Series 2015-4, Class BF, REMICS, 30 day USD SOFR Average + 0.514%, 5.835%, 2/25/2045(b)	2,861,007
3,989,044	Federal National Mortgage Association, Series 2020-35, Class FA, REMICS, 30 day USD SOFR Average + 0.614%, 5.943%, 6/25/2050(b)	3,880,251
808,175	Government National Mortgage Association, Series 2005-18, Class F, 1 mo. USD SOFR + 0.314%, 5.643%, 2/20/2035(b)(c)	795,066
622,622	Government National Mortgage Association, Series 2007-59, Class FM, 1 mo. USD SOFR + 0.634%, 5.963%, 10/20/2037(b)(c)	616,109
97,600	Government National Mortgage Association, Series 2009-H01, Class FA, 1 mo. USD SOFR + 1.264%, 6.593%, 11/20/2059(b)(c)	96,753
323,383	Government National Mortgage Association, Series 2010-H20, Class AF, 1 mo. USD SOFR + 0.444%, 5.774%, 10/20/2060(b)	322,271
291,331	Government National Mortgage Association, Series 2010-H24, Class FA, 1 mo. USD SOFR + 0.464%, 5.794%, 10/20/2060(b)	290,500
211,323	Government National Mortgage Association, Series 2010-H27, Class FA, 1 mo. USD SOFR + 0.494%, 5.824%, 12/20/2060(b)	210,759
10,757	Government National Mortgage Association, Series 2011-H08, Class FA, 1 mo. USD SOFR + 0.714%, 6.044%, 2/20/2061(b)(c)	10,650
1,756,745	Government National Mortgage Association, Series 2012-18, Class FM, 1 mo. USD SOFR + 0.364%, 5.693%, 9/20/2038(b)	1,750,577
87	Government National Mortgage Association, Series 2012-H15, Class FA, 1 mo. USD SOFR + 0.564%, 5.500%, 5/20/2062(b)(c)	84
151,472	Government National Mortgage Association, Series 2012-H18, Class NA, 1 mo. USD SOFR + 0.634%, 5.964%, 8/20/2062(b)	151,205
8,935	Government National Mortgage Association, Series 2012-H29, Class HF, 1 mo. USD SOFR + 0.614%, 5.944%, 10/20/2062(b)(c)	8,589
10,704	Government National Mortgage Association, Series 2013-H02, Class GF, 1 mo. USD SOFR + 0.614%, 5.944%, 12/20/2062(b)(c)	10,345
412,900	Government National Mortgage Association, Series 2013-H08, Class FA, 1 mo. USD SOFR + 0.464%, 5.794%, 3/20/2063(b)(c)	407,422
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$503,076	Government National Mortgage Association, Series 2013-H10, Class FA, 1 mo. USD SOFR + 0.514%, 5.844%, 3/20/2063(b)	$501,858
67,887	Government National Mortgage Association, Series 2013-H14, Class FG, 1 mo. USD SOFR + 0.584%, 5.914%, 5/20/2063(b)(c)	67,092
2,385,426	Government National Mortgage Association, Series 2014-H14, Class FA, 1 mo. USD SOFR + 0.614%, 5.963%, 7/20/2064(b)	2,382,335
2,144,293	Government National Mortgage Association, Series 2014-H15, Class FA, 1 mo. USD SOFR + 0.614%, 5.944%, 7/20/2064(b)	2,141,381
1,316,292	Government National Mortgage Association, Series 2015-H04, Class FL, 1 mo. USD SOFR + 0.584%, 5.933%, 2/20/2065(b)	1,314,284
4,662	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(c)	4,183
191,488	Government National Mortgage Association, Series 2015-H10, Class FC, 1 mo. USD SOFR + 0.594%, 5.924%, 4/20/2065(b)	191,207
1,366,091	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	1,316,510
1,693	Government National Mortgage Association, Series 2015-H11, Class FA, 1 mo. USD SOFR + 0.364%, 5.694%, 4/20/2065(b)(c)	1,627
931,787	Government National Mortgage Association, Series 2015-H12, Class FL, 1 mo. USD SOFR + 0.344%, 5.674%, 5/20/2065(b)	927,832
18,950	Government National Mortgage Association, Series 2015-H19, Class FH, 1 mo. USD SOFR + 0.414%, 5.744%, 7/20/2065(b)(c)	18,158
1,406	Government National Mortgage Association, Series 2015-H29, Class FA, 1 mo. USD SOFR + 0.814%, 6.144%, 10/20/2065(b)(c)	1,356
2,394	Government National Mortgage Association, Series 2015-H30, Class FA, 1 mo. USD SOFR + 0.794%, 6.124%, 8/20/2061(b)(c)	2,306
2,608,701	Government National Mortgage Association, Series 2016-H06, Class FC, 1 mo. USD SOFR + 1.034%, 6.364%, 2/20/2066(b)	2,606,171
600,794	Government National Mortgage Association, Series 2016-H20, Class FB, 1 mo. USD SOFR + 0.664%, 5.994%, 9/20/2066(b)	600,395
1,904,233	Government National Mortgage Association, Series 2017-H05, Class FC, 1 mo. USD SOFR + 0.864%, 6.194%, 2/20/2067(b)	1,895,958
1,850	Government National Mortgage Association, Series 2018-H02, Class FJ, 1 mo. USD SOFR + 0.314%, 5.644%, 10/20/2064(b)(c)	1,791
3,889,894	Government National Mortgage Association, Series 2018-H11, Class FJ, 1yr. USD SOFR + 0.795%, 5.027%, 6/20/2068(b)	3,860,215
61,481	Government National Mortgage Association, Series 2018-H14, Class FG, 1 mo. USD SOFR + 0.464%, 5.794%, 9/20/2068(b)	61,264
6,044,109	Government National Mortgage Association, Series 2018-H16, Class FA, 1 mo. USD SOFR + 0.534%, 5.864%, 9/20/2068(b)	5,956,803
5,748,926	Government National Mortgage Association, Series 2019-H04, Class NA, 3.500%, 9/20/2068	5,278,046
See accompanying notes to financial statements.
45 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Limited Term Government and Agency Fund (continued)
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$476,934	Government National Mortgage Association, Series 2019-H13, Class FT, 1 yr. CMT + 0.450%, 5.250%, 8/20/2069(b)	$476,293
1,495,952	Government National Mortgage Association, Series 2020-30, Class F, 1 mo. USD SOFR + 0.514%, 5.840%, 4/20/2048(b)	1,442,105
2,894,449	Government National Mortgage Association, Series 2020-53, Class NF, 1 mo. USD SOFR + 0.564%, 5.890%, 5/20/2046(b)	2,715,031
1,082,841	Government National Mortgage Association, Series 2020-H01, Class FT, 1 yr. CMT + 0.500%, 5.300%, 1/20/2070(b)	1,077,717
3,109,012	Government National Mortgage Association, Series 2020-H02, Class FG, 1 mo. USD SOFR + 0.714%, 6.044%, 1/20/2070(b)	3,109,017
3,476,853	Government National Mortgage Association, Series 2020-H04, Class FP, 1 mo. USD SOFR + 0.614%, 5.944%, 6/20/2069(b)	3,470,439
5,501,938	Government National Mortgage Association, Series 2020-H07, Class FL, 1 mo. USD SOFR + 0.764%, 6.094%, 4/20/2070(b)	5,489,691
2,873,195	Government National Mortgage Association, Series 2020-H10, Class FD, 1 mo. USD SOFR + 0.514%, 5.844%, 5/20/2070(b)	2,862,220
		70,868,122
	Hybrid ARMs — 2.0%
53,887	Federal Home Loan Mortgage Corp., 1 yr. RFUCC Treasury + 1.686%, 5.217%, 3/01/2038(b)	53,333
463,503	Federal Home Loan Mortgage Corp., 1 yr. RFUCC Treasury + 1.896%, 5.276%, 9/01/2041(b)	459,924
65,503	Federal Home Loan Mortgage Corp., 1 yr. RFUCC Treasury + 1.772%, 5.476%, 11/01/2038(b)	65,002
127,193	Federal Home Loan Mortgage Corp., 1 yr. RFUCC Treasury + 1.731%, 5.623%, 4/01/2037(b)	127,711
206,445	Federal Home Loan Mortgage Corp., 6 mo. RFUCC Treasury + 1.770%, 5.643%, 6/01/2037(b)	203,171
244,549	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.245%, 5.842%, 3/01/2036(b)	250,422
35,450	Federal Home Loan Mortgage Corp., 1 yr. RFUCC Treasury + 1.750%, 5.875%, 12/01/2037(b)	35,373
975,614	Federal Home Loan Mortgage Corp., 1 yr. RFUCC Treasury + 1.840%, 5.938%, 1/01/2046(b)	999,921
73,417	Federal Home Loan Mortgage Corp., 1 yr. RFUCC Treasury + 1.703%, 5.942%, 11/01/2038(b)	73,175
402,234	Federal Home Loan Mortgage Corp., 1 yr. RFUCC Treasury + 1.765%, 6.015%, 9/01/2035(b)	404,281
138,632	Federal Home Loan Mortgage Corp., 1 yr. RFUCC Treasury + 1.903%, 6.050%, 4/01/2037(b)	138,859
955,446	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.249%, 6.054%, 3/01/2037(b)	978,088
126,667	Federal Home Loan Mortgage Corp., 1 yr. RFUCC Treasury + 1.937%, 6.094%, 12/01/2034(b)	126,243
171,574	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.220%, 6.153%, 7/01/2033(b)	170,343
597,443	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.260%, 6.226%, 2/01/2036(b)	606,838
66,237	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.207%, 6.227%, 9/01/2038(b)	65,661
216,573	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.248%, 6.228%, 9/01/2038(b)	221,242
Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$55,411	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.165%, 6.290%, 4/01/2036(b)	$54,966
396,021	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.286%, 6.384%, 2/01/2036(b)	398,653
63,602	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.250%, 6.498%, 2/01/2035(b)	65,054
27,792	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.565%, 4.315%, 4/01/2037(b)	27,828
82,985	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.800%, 4.636%, 3/01/2034(b)	84,972
331,194	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.810%, 4.824%, 3/01/2037(b)	332,286
202,860	Federal National Mortgage Association, 1 yr. CMT + 2.131%, 4.857%, 6/01/2036(b)	203,230
41,443	Federal National Mortgage Association, 1 yr. CMT + 2.211%, 5.211%, 4/01/2033(b)	41,592
15,984	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.807%, 5.314%, 7/01/2041(b)	15,932
439,655	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.706%, 5.338%, 9/01/2037(b)	450,712
359,537	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.558%, 5.603%, 7/01/2035(b)	362,935
509,668	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.550%, 5.638%, 4/01/2037(b)	520,184
65,553	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.514%, 5.764%, 8/01/2035(b)	64,668
79,290	Federal National Mortgage Association, 1 yr. CMT + 2.196%, 5.770%, 4/01/2034(b)	78,504
823,763	Federal National Mortgage Association, 1 yr. CMT + 2.216%, 5.808%, 10/01/2034(b)	844,582
645,311	Federal National Mortgage Association, 1 yr. CMT + 2.177%, 5.820%, 12/01/2040(b)	660,588
330,784	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.585%, 5.840%, 9/01/2037(b)	330,063
104,640	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.676%, 5.847%, 11/01/2036(b)	105,423
71,616	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.732%, 5.855%, 11/01/2035(b)	73,341
146,951	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.616%, 5.866%, 8/01/2038(b)	145,942
102,462	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.670%, 5.920%, 10/01/2033(b)	102,430
210,457	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.681%, 5.931%, 7/01/2038(b)	209,335
48,393	Federal National Mortgage Association, 1 yr. CMT + 2.145%, 5.934%, 9/01/2036(b)	48,378
133,248	Federal National Mortgage Association, 1 yr. CMT + 2.287%, 5.944%, 6/01/2033(b)	133,215
85,783	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.713%, 5.963%, 8/01/2034(b)	84,531
265,833	Federal National Mortgage Association, 1 yr. CMT + 2.270%, 6.020%, 6/01/2037(b)	269,460
663,220	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.800%, 6.050%, 10/01/2041(b)	680,161
108,481	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.800%, 6.050%, 12/01/2041(b)	108,331
239,529	Federal National Mortgage Association, 6 mo. RFUCC Treasury + 2.063%, 6.054%, 7/01/2037(b)	243,721
33,721	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.728%, 6.074%, 1/01/2037(b)	33,794
98,889	Federal National Mortgage Association, 1 yr. CMT + 2.146%, 6.088%, 9/01/2034(b)	100,610
See accompanying notes to financial statements.
| 46

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Limited Term Government and Agency Fund (continued)
Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$622,772	Federal National Mortgage Association, 1 yr. CMT + 2.229%, 6.150%, 4/01/2034(b)	$632,413
166,931	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.734%, 6.188%, 2/01/2037(b)	167,346
714,007	Federal National Mortgage Association, 1 yr. CMT + 2.185%, 6.219%, 11/01/2033(b)	731,545
56,862	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 2.473%, 6.223%, 6/01/2035(b)	56,566
124,133	Federal National Mortgage Association, 1 yr. CMT + 2.223%, 6.223%, 8/01/2035(b)	123,366
47,730	Federal National Mortgage Association, 1 yr. CMT + 2.440%, 6.266%, 8/01/2033(b)	47,693
96,047	Federal National Mortgage Association, 1 yr. CMT + 2.500%, 6.278%, 8/01/2036(b)	99,451
274,359	Federal National Mortgage Association, 1 yr. CMT + 2.185%, 6.310%, 1/01/2036(b)	276,035
81,871	Federal National Mortgage Association, 1 yr. CMT + 2.287%, 6.351%, 10/01/2033(b)	81,418
453,896	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.820%, 6.445%, 2/01/2047(b)	456,723
126,888	Federal National Mortgage Association, 1 yr. CMT + 2.486%, 6.611%, 5/01/2035(b)	128,854
19,245	Federal National Mortgage Association, 6 mo. RFUCC Treasury + 1.460%, 7.057%, 2/01/2037(b)	19,510
186,282	Federal National Mortgage Association, 6 mo. RFUCC Treasury + 1.545%, 7.366%, 7/01/2035(b)	188,614
		14,864,542
	Mortgage Related — 0.8%
8,244	Federal Home Loan Mortgage Corp., 3.000%, 10/01/2026	8,026
90,215	Federal Home Loan Mortgage Corp., 4.000%, with various maturities from 2024 to 2042(e)	85,778
15,339	Federal Home Loan Mortgage Corp., 4.500%, with various maturities from 2025 to 2034(e)	15,027
94,335	Federal Home Loan Mortgage Corp., 6.500%, 12/01/2034	97,169
15	Federal Home Loan Mortgage Corp., 7.500%, 6/01/2026	15
59,634	Federal National Mortgage Association, 3.000%, 3/01/2042	53,612
466,183	Federal National Mortgage Association, 5.000%, with various maturities from 2037 to 2038(e)	468,623
134,944	Federal National Mortgage Association, 5.500%, 3/01/2033	137,745
120,972	Federal National Mortgage Association, 6.500%, with various maturities from 2032 to 2037(e)	125,341
21,579	Federal National Mortgage Association, 7.500%, with various maturities from 2030 to 2032(e)	21,642
107,078	Government National Mortgage Association, 4.140%, with various maturities from 2061 to 2063(b)(e)	103,406
16,841	Government National Mortgage Association, 4.303%, 1/20/2064(b)	16,526
13,976	Government National Mortgage Association, 4.390%, 12/20/2062(b)	13,690
1,716,345	Government National Mortgage Association, 4.468%, 10/20/2065(b)	1,681,773
140,260	Government National Mortgage Association, 4.475%, 11/20/2063(b)	137,942
520,356	Government National Mortgage Association, 4.551%, 2/20/2066(b)	511,330
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$1,731	Government National Mortgage Association, 4.573%, 8/20/2062(b)	$1,686
53,612	Government National Mortgage Association, 4.630%, with various maturities from 2062 to 2063(b)(e)	53,291
6,554	Government National Mortgage Association, 4.645%, 2/20/2062(b)	6,312
9,722	Government National Mortgage Association, 4.677%, 8/20/2061(b)	9,587
111,468	Government National Mortgage Association, 4.700%, with various maturities from 2061 to 2064(b)(e)	110,255
1,465	Government National Mortgage Association, 4.783%, 4/20/2061(b)	1,434
4,062	Government National Mortgage Association, 6.000%, 12/15/2031	4,226
17,437	Government National Mortgage Association, 6.500%, 5/15/2031	18,030
12,770	Government National Mortgage Association, 7.000%, 10/15/2028	12,827
635,539	Government National Mortgage Association, 1 mo. RFUCC Treasury + 1.762%, 7.245%, 2/20/2061(b)	644,139
516,483	Government National Mortgage Association, 1 mo. RFUCC Treasury + 1.890%, 7.341%, 2/20/2063(b)	526,652
392,424	Government National Mortgage Association, 1 mo. RFUCC Treasury + 2.153%, 7.604%, 3/20/2063(b)	402,314
454,298	Government National Mortgage Association, 1 mo. RFUCC Treasury + 2.220%, 7.670%, 6/20/2065(b)	464,435
326,214	Government National Mortgage Association, 1 mo. RFUCC Treasury + 2.167%, 7.694%, 5/20/2065(b)	333,478
241,178	Government National Mortgage Association, 1 mo. RFUCC Treasury + 2.315%, 7.767%, 2/20/2063(b)	246,508
		6,312,819
	Non-Agency Commercial Mortgage-Backed Securities — 3.6%
1,595,000	BANK, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	1,389,822
855,000	BANK, Series 2023-5YR4, Class A3, 6.500%, 12/15/2056	900,852
3,895,000	BBCMS Mortgage Trust, Series 2020-BID, Class A, 1 mo. USD SOFR + 2.254%, 7.581%, 10/15/2037(a)(b)	3,875,525
1,825,000	BPR Trust, Series 2021-NRD, Class A, 1 mo. USD SOFR + 1.525%, 6.851%, 12/15/2038(a)(b)	1,724,920
4,650,000	BPR Trust, Series 2022-SSP, Class A, 1 mo. USD SOFR + 3.000%, 8.325%, 5/15/2039(a)(b)	4,670,344
1,745,000	CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3, 3.839%, 12/10/2054	1,661,098
987,986	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	918,242
1,408,399	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	1,383,876
2,570,000	DROP Mortgage Trust, Series 2021-FILE, Class A, 1 mo. USD SOFR + 1.264%, 6.590%, 10/15/2043(a)(b)	2,471,369
2,070,217	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034(a)	2,011,158
3,295,000	SPGN Mortgage Trust, Series 2022-TFLM, Class A, 1 mo. USD SOFR + 1.550%, 6.875%, 2/15/2039(a)(b)	3,238,674
2,995,449	Starwood Retail Property Trust, Series 2014-STAR, Class A, Prime + 0.000%, 8.500%, 11/15/2027(a)(b)	2,189,270
		26,435,150
	Treasuries — 49.2%
4,010,000	U.S. Treasury Notes, 0.375%, 9/30/2027	3,497,315
See accompanying notes to financial statements.
47 |

Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Limited Term Government and Agency Fund (continued)
Principal Amount	Description	Value (†)
	Treasuries — continued
$3,620,000	U.S. Treasury Notes, 2.750%, 4/30/2027	$3,447,202
71,120,000	U.S. Treasury Notes, 2.750%, 2/15/2028	67,136,169
13,575,000	U.S. Treasury Notes, 3.750%, 12/31/2028	13,285,471
26,990,000	U.S. Treasury Notes, 3.875%, 11/30/2027	26,553,521
10,465,000	U.S. Treasury Notes, 3.875%, 12/31/2027	10,296,170
12,315,000	U.S. Treasury Notes, 4.000%, 2/29/2028	12,171,165
42,930,000	U.S. Treasury Notes, 4.000%, 6/30/2028	42,453,745
4,080,000	U.S. Treasury Notes, 4.000%, 1/31/2029	4,037,925
5,270,000	U.S. Treasury Notes, 4.125%, 10/31/2027	5,228,210
7,645,000	U.S. Treasury Notes, 4.125%, 7/31/2028	7,597,219
4,860,000	U.S. Treasury Notes, 4.125%, 3/31/2029	4,839,117
3,850,000	U.S. Treasury Notes, 4.250%, 12/31/2025	3,818,268
12,050,000	U.S. Treasury Notes, 4.250%, 1/31/2026	11,954,918
13,620,000	U.S. Treasury Notes, 4.375%, 8/31/2028	13,675,863
44,880,000	U.S. Treasury Notes, 4.500%, 3/31/2026	44,767,800
15,490,000	U.S. Treasury Notes, 4.625%, 6/30/2025	15,433,728
20,570,000	U.S. Treasury Notes, 4.625%, 3/15/2026	20,552,323
5,565,000	U.S. Treasury Notes, 4.625%, 11/15/2026	5,583,043
18,775,000	U.S. Treasury Notes, 4.750%, 7/31/2025	18,741,997
18,230,000	U.S. Treasury Notes, 4.875%, 10/31/2028	18,687,886
3,710,000	U.S. Treasury Notes, 5.000%, 8/31/2025	3,717,536
9,130,000	U.S. Treasury Notes, 5.000%, 10/31/2025	9,155,678
		366,632,269
	Total Bonds and Notes (Identified Cost $721,868,388)	704,193,274

Short-Term Investments — 13.8%
18,141,275	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2024 at 3.500% to be repurchased at $18,148,330 on 4/01/2024 collateralized by $19,149,800 U.S. Treasury Note, 2.375% due 4/30/2026 valued at $18,504,152 including accrued interest (Note 2 of Notes to Financial Statements)	18,141,275
20,250,000	Federal Home Loan Bank Discount Notes, 5.180%, 4/10/2024(f)	20,212,121
52,900,000	Federal National Mortgage Association Discount Notes, 5.230%, 4/01/2024(f)	52,869,553
11,850,000	U.S. Treasury Bills, 5.248%, 4/09/2024(f)	11,836,197
	Total Short-Term Investments (Identified Cost $103,101,233)	103,059,146
	Total Investments — 108.4% (Identified Cost $824,969,621)	807,252,420
	Other assets less liabilities — (8.4)%	(62,437,135)
	Net Assets — 100.0%	$744,815,285

(†)	See Note 2 of Notes to Financial Statements.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the value of
Rule 144A holdings amounted to $43,569,335 or 5.8% of net assets.

(b)
Variable rate security. Rate as of March 31, 2024 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of
Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(d)
Interest only security. Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(e)
The Fund’s investment in mortgage related securities of Federal
Home Loan Mortgage Corporation, Federal National Mortgage
Association and Government National Mortgage Association are
interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the
Portfolio of Investments.

(f)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
MTA	Monthly Treasury Average Interest
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
Industry Summary at March 31, 2024 (Unaudited)
Treasuries	49.2%
Agency Commercial Mortgage-Backed Securities	26.2
Collateralized Mortgage Obligations	9.5
Non-Agency Commercial Mortgage-Backed Securities	3.6
Hybrid ARMs	2.0
Other Investments, less than 2% each	4.1
Short-Term Investments	13.8
Total Investments	108.4
Other assets less liabilities	(8.4)
Net Assets	100.0%
See accompanying notes to financial statements.
| 48

Statements of Assets and Liabilities
March 31, 2024 (Unaudited)

	Core Plus Bond Fund	Global Allocation Fund	Growth Fund
ASSETS
Unaffiliated investments at cost	$8,176,602,656	$2,468,426,153	$6,548,002,069
Affiliated investments at cost	—	—	133,847,928
Net unrealized appreciation (depreciation) on unaffiliated investments	(506,180,500)	481,689,618	6,776,328,589
Net unrealized appreciation on affiliated investments	—	—	3,507,729
Investments at value	7,670,422,156	2,950,115,771	13,461,686,315
Cash	285,510	4,126,641	1,731
Due from brokers (Note 2)	194,799	1,791,847	—
Foreign currency at value (identified cost $145, $6,043,454 and $0, respectively)	144	5,985,795	—
Receivable for Fund shares sold	37,023,244	2,283,877	23,387,454
Receivable for securities sold	215,937,918	71,829,950	99,591,012
Receivable for when-issued/delayed delivery securities sold (Note 2)	148,651,536	—	—
Collateral received for open forward foreign currency contracts (Notes 2 and 4)	—	370,000	—
Dividends and interest receivable	58,085,299	11,530,934	9,745,790
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	899,780	—
Tax reclaims receivable	399	357,345	10,152,626
Receivable for variation margin on futures contracts (Note 2)	—	302,927	—
Prepaid expenses (Note 9)	1,608	950	2,214
TOTAL ASSETS	8,130,602,613	3,049,595,817	13,604,567,142
LIABILITIES
Payable for securities purchased	500,099,081	943,362	—
Payable for when-issued/delayed delivery securities purchased (Note 2)	242,353,793	—	—
Payable for Fund shares redeemed	28,089,253	4,010,973	15,864,289
Payable for variation margin on futures contracts (Note 2)	513,733	—	—
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	2,809,584	—
Foreign taxes payable (Note 2)	—	69,110	—
Due to brokers (Note 2)	—	370,000	—
Management fees payable (Note 6)	1,965,219	1,933,684	5,726,023
Deferred Trustees’ fees (Note 6)	839,424	373,485	826,204
Administrative fees payable (Note 6)	276,361	116,839	519,283
Payable to distributor (Note 6d)	63,208	50,430	132,880
Audit and tax services fees payable	35,133	35,204	24,888
Other accounts payable and accrued expenses	341,487	191,956	613,757
TOTAL LIABILITIES	774,576,692	10,904,627	23,707,324
COMMITMENTS AND CONTINGENCIES(a)	—	—	—
NET ASSETS	$7,356,025,921	$3,038,691,190	$13,580,859,818
NET ASSETS CONSIST OF:
Paid-in capital	$8,496,649,197	$2,481,532,618	$6,164,207,353
Accumulated earnings (loss)	(1,140,623,276)	557,158,572	7,416,652,465
NET ASSETS	$7,356,025,921	$3,038,691,190	$13,580,859,818
See accompanying notes to financial statements.
49 |

Statements of Assets and Liabilities (continued)
March 31, 2024 (Unaudited)
	Core Plus Bond Fund	Global Allocation Fund	Growth Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$397,872,526	$557,823,211	$1,072,872,589
Shares of beneficial interest	34,773,049	22,546,406	45,708,395
Net asset value and redemption price per share	$11.44	$24.74	$23.47
Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$11.95	$26.25	$24.90
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$28,346,112	$258,846,093	$103,197,490
Shares of beneficial interest	2,474,770	10,941,840	5,271,943
Net asset value and offering price per share	$11.45	$23.66	$19.57
Class N shares:
Net assets	$2,144,244,621	$282,247,745	$801,388,959
Shares of beneficial interest	185,510,519	11,249,132	30,616,813
Net asset value, offering and redemption price per share	$11.56	$25.09	$26.17
Class Y shares:
Net assets	$4,785,562,662	$1,939,774,141	$11,603,400,780
Shares of beneficial interest	414,307,961	77,372,981	444,468,010
Net asset value, offering and redemption price per share	$11.55	$25.07	$26.11

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
| 50

Statements of Assets and Liabilities (continued)
March 31, 2024 (Unaudited)

	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
ASSETS
Unaffiliated investments at cost	$292,521,653	$824,969,621
Net unrealized depreciation on unaffiliated investments	(4,198,037)	(17,717,201)
Investments at value	288,323,616	807,252,420
Cash	19,215	68
Due from brokers (Note 2)	590,000	—
Receivable for Fund shares sold	125,030	1,265,419
Receivable for securities sold	3,465,274	20,274,276
Dividends and interest receivable	2,456,272	3,787,524
Tax reclaims receivable	1,334	—
Prepaid expenses (Note 9)	504	577
TOTAL ASSETS	294,981,245	832,580,284
LIABILITIES
Payable for securities purchased	6,150,474	85,276,081
Payable for Fund shares redeemed	552,332	1,121,209
Payable for variation margin on futures contracts (Note 2)	5,806	—
Distributions payable	—	648,682
Management fees payable (Note 6)	44,662	139,686
Deferred Trustees’ fees (Note 6)	136,474	394,554
Administrative fees payable (Note 6)	10,985	28,249
Payable to distributor (Note 6d)	6,151	12,542
Audit and tax services fees payable	33,229	35,611
Other accounts payable and accrued expenses	39,591	108,385
TOTAL LIABILITIES	6,979,704	87,764,999
COMMITMENTS AND CONTINGENCIES(a)	—	—
NET ASSETS	$288,001,541	$744,815,285
NET ASSETS CONSIST OF:
Paid-in capital	$325,467,491	$830,505,616
Accumulated loss	(37,465,950)	(85,690,331)
NET ASSETS	$288,001,541	$744,815,285
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$3,792,199	$207,507,720
Shares of beneficial interest	402,614	19,371,189
Net asset value and redemption price per share	$9.42	$10.71
Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$9.84	$10.96
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$703,122	$7,764,284
Shares of beneficial interest	74,397	726,666
Net asset value and offering price per share	$9.45	$10.68
Class N shares:
Net assets	$57,500,095	$49,915,422
Shares of beneficial interest	6,108,702	4,646,139
Net asset value, offering and redemption price per share	$9.41	$10.74
Class Y shares:
Net assets	$226,006,125	$479,627,859
Shares of beneficial interest	24,003,651	44,632,196
Net asset value, offering and redemption price per share	$9.42	$10.75

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
51 |

Statements of Operations
For the Six Months Ended March 31, 2024 (Unaudited)

	Core Plus Bond Fund	Global Allocation Fund	Growth Fund
INVESTMENT INCOME
Interest	$156,916,153	$21,794,440	$4,342,405
Dividends	—	12,164,978	36,682,166
Less net foreign taxes withheld	—	(389,208)	(1,941,715)
	156,916,153	33,570,210	39,082,856
Expenses
Management fees (Note 6)	11,159,564	10,666,514	30,696,951
Service and distribution fees (Note 6)	630,321	1,939,123	1,649,578
Administrative fees (Note 6)	1,591,166	658,147	2,817,052
Trustees' fees and expenses (Note 6)	211,733	95,204	315,355
Transfer agent fees and expenses (Notes 6, 7 and 8)	2,688,420	1,188,492	5,571,439
Audit and tax services fees	29,289	30,915	23,091
Custodian fees and expenses	107,502	97,147	149,205
Legal fees	95,708	35,346	159,703
Registration fees	131,271	75,757	116,682
Shareholder reporting expenses	176,527	94,878	342,339
Miscellaneous expenses	122,291	64,417	248,360
Total expenses	16,943,792	14,945,940	42,089,755
Less waiver and/or expense reimbursement (Note 6)	(241,843)	—	(60,409)
Less expense offset (Note 8)	(55,963)	(8,892)	(239,817)
Net expenses	16,645,986	14,937,048	41,789,529
Net investment income (loss)	140,270,167	18,633,162	(2,706,673)
Net realized and unrealized gain (loss) on Investments, Futures contracts, Forward foreign currency contracts and Foreign currency transactions
Net realized gain (loss) on:
Unaffiliated investments	(35,226,185)	89,554,475	769,921,599
Futures contracts	(1,882,112)	244,761	—
Forward foreign currency contracts (Note 2e)	—	(1,487,659)	—
Foreign currency transactions (Note 2d)	(247,146)	72,114	—
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	323,399,947	407,604,768	2,280,188,294
Affiliated investments	—	—	3,507,729
Futures contracts	30,225,998	4,687,337	—
Forward foreign currency contracts (Note 2e)	—	(323,787)	—
Foreign currency translations (Note 2d)	268,130	116,571	38,443
Net realized and unrealized gain on Investments, Futures contracts, Forward foreign currency contracts and Foreign currency transactions	316,538,632	500,468,580	3,053,656,065
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$456,808,799	$519,101,742	$3,050,949,392
See accompanying notes to financial statements.
| 52

Statements of Operations (continued)
For the Six Months Ended March 31, 2024 (Unaudited)

	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
INVESTMENT INCOME
Interest	$7,170,474	$16,032,348
Less net foreign taxes withheld	(6)	—
	7,170,468	16,032,348
Expenses
Management fees (Note 6)	396,724	1,189,854
Service and distribution fees (Note 6)	9,915	297,626
Administrative fees (Note 6)	72,954	172,610
Trustees' fees and expenses (Note 6)	25,668	57,331
Transfer agent fees and expenses (Notes 6, 7 and 8)	110,066	358,880
Audit and tax services fees	28,768	31,043
Custodian fees and expenses	12,382	18,356
Legal fees	4,778	9,724
Registration fees	55,318	81,182
Shareholder reporting expenses	18,961	36,132
Miscellaneous expenses	23,591	27,281
Total expenses	759,125	2,280,019
Less waiver and/or expense reimbursement (Note 6)	(127,477)	(275,190)
Less expense offset (Note 8)	(893)	(28,044)
Net expenses	630,755	1,976,785
Net investment income	6,539,713	14,055,563
Net realized and unrealized gain (loss) on Investments and Futures contracts
Net realized gain (loss) on:
Unaffiliated investments	(1,183,719)	624,225
Futures contracts	(266,078)	—
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	10,280,451	10,612,408
Futures contracts	640,643	—
Net realized and unrealized gain on Investments and Futures contracts	9,471,297	11,236,633
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,011,010	$25,292,196
See accompanying notes to financial statements.
53 |

Statements of Changes in Net Assets

	Core Plus Bond Fund		Global Allocation Fund
	Six Months Ended March 31,2024 (Unaudited)	Year Ended September 30,2023	Six Months Ended March 31,2024 (Unaudited)	Year Ended September 30,2023
FROM OPERATIONS:
Net investment income	$140,270,167	$230,602,339	$18,633,162	$34,175,709
Net realized gain (loss) on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	(37,355,443)	(259,997,860)	88,383,691	103,329,063
Net change in unrealized appreciation on investments, futures contracts, forward foreign currency contracts and foreign currency translations	353,894,075	70,468,730	412,084,889	369,524,598
Net increase in net assets resulting from operations	456,808,799	41,073,209	519,101,742	507,029,370
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(7,718,286)	(14,223,494)	(19,252,001)	(46,037,953)
Class C	(470,006)	(1,000,231)	(9,934,162)	(28,653,920)
Class N	(43,688,164)	(75,521,129)	(11,641,729)	(23,349,603)
Class Y	(94,227,164)	(146,856,134)	(71,141,366)	(167,186,118)
Total distributions	(146,103,620)	(237,600,988)	(111,969,258)	(265,227,594)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	332,311,588	998,143,455	(64,753,878)	(506,795,479)
Net increase (decrease) in net assets	643,016,767	801,615,676	342,378,606	(264,993,703)
NET ASSETS
Beginning of the period	6,713,009,154	5,911,393,478	2,696,312,584	2,961,306,287
End of the period	$7,356,025,921	$6,713,009,154	$3,038,691,190	$2,696,312,584
See accompanying notes to financial statements.
| 54

Statements of Changes in Net Assets (continued)

	Growth Fund		Intermediate Duration Bond Fund
	Six Months Ended March 31,2024 (Unaudited)	Year Ended September 30,2023	Six Months Ended March 31,2024 (Unaudited)	Year Ended September 30,2023
FROM OPERATIONS:
Net investment income (loss)	$(2,706,673)	$(19,364,839)	$6,539,713	$10,815,532
Net realized gain (loss) on investments and futures contracts	769,921,599	623,787,240	(1,449,797)	(11,692,886)
Net change in unrealized appreciation on investments, futures contracts and foreign currency translations	2,283,734,466	2,716,623,774	10,921,094	8,549,222
Net increase in net assets resulting from operations	3,050,949,392	3,321,046,175	16,011,010	7,671,868
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(61,797,811)	(87,496,281)	(97,313)	(458,681)
Class C	(6,693,261)	(11,157,335)	(11,124)	(16,463)
Class N	(42,231,293)	(94,252,383)	(1,183,516)	(924,081)
Class Y	(605,668,194)	(1,021,376,434)	(5,313,680)	(9,622,358)
Total distributions	(716,390,559)	(1,214,282,433)	(6,605,633)	(11,021,583)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	446,160,809	(794,319,290)	(66,518,648)	55,500,864
Net increase (decrease) in net assets	2,780,719,642	1,312,444,452	(57,113,271)	52,151,149
NET ASSETS
Beginning of the period	10,800,140,176	9,487,695,724	345,114,812	292,963,663
End of the period	$13,580,859,818	$10,800,140,176	$288,001,541	$345,114,812
See accompanying notes to financial statements.
55 |

Statements of Changes in Net Assets (continued)

	Limited Term Government and Agency Fund
	Six Months Ended March 31,2024 (Unaudited)	Year Ended September 30,2023
FROM OPERATIONS:
Net investment income	$14,055,563	$22,918,860
Net realized gain (loss) on investments	624,225	(11,880,518)
Net change in unrealized appreciation on investments	10,612,408	7,382,057
Net increase in net assets resulting from operations	25,292,196	18,420,399
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(4,061,867)	(7,482,280)
Class C	(122,714)	(275,385)
Class N	(994,561)	(1,508,048)
Class Y	(10,078,688)	(15,806,812)
Total distributions	(15,257,830)	(25,072,525)
NET DECREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	(14,972,455)	(15,089,643)
Net decrease in net assets	(4,938,089)	(21,741,769)
NET ASSETS
Beginning of the period	749,753,374	771,495,143
End of the period	$744,815,285	$749,753,374
See accompanying notes to financial statements.
| 56

Financial Highlights
For a share outstanding throughout each period.

	Core Plus Bond Fund—Class A
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$10.93	$11.20	$13.59	$14.08	$13.25	$12.53
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.21	0.38	0.26	0.21	0.26	0.34
Net realized and unrealized gain (loss)	0.52	(0.25)	(2.30)	(0.13)	0.86	0.70
Total from Investment Operations	0.73	0.13	(2.04)	0.08	1.12	1.04
LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)	(0.40)	(0.32)	(0.29)	(0.29)	(0.32)
Net realized capital gains	—	—	(0.03)	(0.28)	—	—
Total Distributions	(0.22)	(0.40)	(0.35)	(0.57)	(0.29)	(0.32)
Net asset value, end of the period	$11.44	$10.93	$11.20	$13.59	$14.08	$13.25
Total return(b)	6.77%(c)(d)	1.04%(c)	(15.24)%(c)	0.53%	8.60%	8.39%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$397,873	$376,624	$428,825	$747,497	$617,609	$558,291
Net expenses	0.74%(e)(f)	0.74%(e)	0.73%(e)(g)	0.71%	0.72%(h)	0.73%
Gross expenses	0.75%(f)	0.75%	0.74%	0.71%	0.72%	0.73%
Net investment income	3.79%(f)	3.33%	2.08%	1.51%	1.88%	2.63%
Portfolio turnover rate	92%	168%	280%	266%	359%(i)	297%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2022, the expense limit decreased from 0.75% to 0.74%.
(h)	Effective July 1, 2020, the expense limit decreased from 0.80% to 0.75%.
(i)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio.
See accompanying notes to financial statements.
57 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Core Plus Bond Fund—Class C
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$10.94	$11.21	$13.60	$14.09	$13.25	$12.53
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17	0.30	0.17	0.10	0.15	0.24
Net realized and unrealized gain (loss)	0.52	(0.26)	(2.30)	(0.13)	0.88	0.70
Total from Investment Operations	0.69	0.04	(2.13)	(0.03)	1.03	0.94
LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)	(0.31)	(0.23)	(0.18)	(0.19)	(0.22)
Net realized capital gains	—	—	(0.03)	(0.28)	—	—
Total Distributions	(0.18)	(0.31)	(0.26)	(0.46)	(0.19)	(0.22)
Net asset value, end of the period	$11.45	$10.94	$11.21	$13.60	$14.09	$13.25
Total return(b)	6.36%(c)(d)	0.26%(c)	(15.88)%(c)	(0.24)%	7.83%	7.57%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$28,346	$30,402	$48,679	$95,755	$132,590	$160,201
Net expenses	1.49%(e)(f)	1.49%(e)	1.48%(e)(g)	1.46%	1.47%(h)	1.48%
Gross expenses	1.50%(f)	1.50%	1.49%	1.46%	1.47%	1.48%
Net investment income	3.03%(f)	2.57%	1.33%	0.75%	1.13%	1.88%
Portfolio turnover rate	92%	168%	280%	266%	359%(i)	297%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2022, the expense limit decreased from 1.50% to 1.49%.
(h)	Effective July 1, 2020, the expense limit decreased from 1.55% to 1.50%.
(i)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio.
See accompanying notes to financial statements.
| 58

Financial Highlights (continued)
For a share outstanding throughout each period.

	Core Plus Bond Fund—Class N
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$11.04	$11.31	$13.72	$14.21	$13.37	$12.63
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.23	0.43	0.31	0.26	0.30	0.38
Net realized and unrealized gain (loss)	0.53	(0.26)	(2.32)	(0.14)	0.88	0.72
Total from Investment Operations	0.76	0.17	(2.01)	0.12	1.18	1.10
LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)	(0.44)	(0.37)	(0.33)	(0.34)	(0.36)
Net realized capital gains	—	—	(0.03)	(0.28)	—	—
Total Distributions	(0.24)	(0.44)	(0.40)	(0.61)	(0.34)	(0.36)
Net asset value, end of the period	$11.56	$11.04	$11.31	$13.72	$14.21	$13.37
Total return	6.98%(b)	1.37%	(14.94)%	0.86%	8.95%	8.85%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$2,144,245	$2,015,457	$1,890,793	$2,563,736	$2,682,487	$2,610,699
Net expenses	0.40%(c)	0.40%	0.38%(d)	0.38%	0.38%(e)	0.39%
Gross expenses	0.40%(c)	0.40%	0.38%	0.38%	0.38%	0.39%
Net investment income	4.13%(c)	3.69%	2.47%	1.84%	2.21%	2.96%
Portfolio turnover rate	92%	168%	280%	266%	359%(f)	297%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	Effective July 1, 2022, the expense limit decreased from 0.45% to 0.44%.
(e)	Effective July 1, 2020, the expense limit decreased from 0.50% to 0.45%.
(f)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio.
See accompanying notes to financial statements.
59 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Core Plus Bond Fund—Class Y
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$11.03	$11.30	$13.71	$14.20	$13.36	$12.63
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.23	0.42	0.30	0.24	0.29	0.37
Net realized and unrealized gain (loss)	0.53	(0.26)	(2.32)	(0.13)	0.88	0.71
Total from Investment Operations	0.76	0.16	(2.02)	0.11	1.17	1.08
LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)	(0.43)	(0.36)	(0.32)	(0.33)	(0.35)
Net realized capital gains	—	—	(0.03)	(0.28)	—	—
Total Distributions	(0.24)	(0.43)	(0.39)	(0.60)	(0.33)	(0.35)
Net asset value, end of the period	$11.55	$11.03	$11.30	$13.71	$14.20	$13.36
Total return	6.93%(b)(c)	1.28%(b)	(15.03)%(b)	0.78%	8.87%	8.67%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$4,785,563	$4,290,526	$3,543,096	$5,442,563	$5,846,057	$4,163,785
Net expenses	0.49%(d)(e)	0.49%(d)	0.48%(d)(f)	0.46%	0.47%(g)	0.48%
Gross expenses	0.50%(e)	0.50%	0.49%	0.46%	0.47%	0.48%
Net investment income	4.04%(e)	3.60%	2.35%	1.76%	2.11%	2.87%
Portfolio turnover rate	92%	168%	280%	266%	359%(h)	297%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2022, the expense limit decreased from 0.50% to 0.49%.
(g)	Effective July 1, 2020, the expense limit decreased from 0.55% to 0.50%.
(h)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio.
See accompanying notes to financial statements.
| 60

Financial Highlights (continued)
For a share outstanding throughout each period.

	Global Allocation Fund—Class A
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$21.45	$19.94	$28.86	$26.23	$23.76	$23.10
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14	0.23	0.13	0.06	0.10	0.19
Net realized and unrealized gain (loss)	4.04	3.31	(6.89)	4.18	3.05	1.38
Total from Investment Operations	4.18	3.54	(6.76)	4.24	3.15	1.57
LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)	—	—	(0.13)	(0.12)	(0.16)
Net realized capital gains	(0.85)	(2.03)	(2.16)	(1.48)	(0.56)	(0.75)
Total Distributions	(0.89)	(2.03)	(2.16)	(1.61)	(0.68)	(0.91)
Net asset value, end of the period	$24.74	$21.45	$19.94	$28.86	$26.23	$23.76
Total return(b)	19.79%(c)	18.67%	(25.59)%	16.73%	13.41%	7.66%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$557,823	$474,968	$482,031	$737,469	$632,479	$453,009
Net expenses	1.17%(d)	1.17%	1.14%	1.13%	1.15%	1.16%
Gross expenses	1.17%(d)	1.17%	1.14%	1.13%	1.15%	1.16%
Net investment income	1.18%(d)	1.09%	0.52%	0.23%	0.42%	0.83%
Portfolio turnover rate	9%	19%	35%	45%	37%	27%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
61 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Global Allocation Fund—Class C
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$20.59	$19.34	$28.26	$25.78	$23.43	$22.78
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.05	0.07	(0.06)	(0.14)	(0.08)	0.02
Net realized and unrealized gain (loss)	3.87	3.21	(6.70)	4.10	2.99	1.38
Total from Investment Operations	3.92	3.28	(6.76)	3.96	2.91	1.40
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	—	—	(0.00)(b)
Net realized capital gains	(0.85)	(2.03)	(2.16)	(1.48)	(0.56)	(0.75)
Total Distributions	(0.85)	(2.03)	(2.16)	(1.48)	(0.56)	(0.75)
Net asset value, end of the period	$23.66	$20.59	$19.34	$28.26	$25.78	$23.43
Total return(c)	19.36%(d)	17.84%	(26.16)%	15.85%	12.55%	6.85%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$258,846	$256,487	$302,501	$503,073	$483,814	$480,479
Net expenses	1.91%(e)	1.92%	1.89%	1.88%	1.90%	1.91%
Gross expenses	1.92%(e)(f)	1.92%	1.89%	1.88%	1.90%	1.91%
Net investment income (loss)	0.43%(e)	0.33%	(0.23)%	(0.52)%	(0.33)%	0.08%
Portfolio turnover rate	9%	19%	35%	45%	37%	27%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes transfer agent fees and expenses before expense offset. Without this expense offset the ratio of gross expenses would have been 1.91%. See Note 8 of Notes to Financial Statements.
See accompanying notes to financial statements.
| 62

Financial Highlights (continued)
For a share outstanding throughout each period.

	Global Allocation Fund—Class N
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$21.78	$20.14	$29.09	$26.42	$23.92	$23.25
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18	0.31	0.22	0.15	0.18	0.27
Net realized and unrealized gain (loss)	4.09	3.36	(6.96)	4.21	3.07	1.38
Total from Investment Operations	4.27	3.67	(6.74)	4.36	3.25	1.65
LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)	—	(0.05)	(0.21)	(0.19)	(0.23)
Net realized capital gains	(0.85)	(2.03)	(2.16)	(1.48)	(0.56)	(0.75)
Total Distributions	(0.96)	(2.03)	(2.21)	(1.69)	(0.75)	(0.98)
Net asset value, end of the period	$25.09	$21.78	$20.14	$29.09	$26.42	$23.92
Total return	19.97%(b)	19.16%	(25.36)%	17.10%	13.78%	8.04%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$282,248	$266,298	$243,862	$350,222	$264,338	$202,692
Net expenses	0.83%(c)	0.82%	0.81%	0.81%	0.82%	0.82%
Gross expenses	0.83%(c)	0.82%	0.81%	0.81%	0.82%	0.82%
Net investment income	1.51%(c)	1.43%	0.87%	0.55%	0.76%	1.20%
Portfolio turnover rate	9%	19%	35%	45%	37%	27%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
63 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Global Allocation Fund—Class Y
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$21.75	$20.14	$29.09	$26.42	$23.92	$23.25
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17	0.29	0.20	0.13	0.16	0.24
Net realized and unrealized gain (loss)	4.09	3.35	(6.96)	4.21	3.07	1.40
Total from Investment Operations	4.26	3.64	(6.76)	4.34	3.23	1.64
LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)	—	(0.03)	(0.19)	(0.17)	(0.22)
Net realized capital gains	(0.85)	(2.03)	(2.16)	(1.48)	(0.56)	(0.75)
Total Distributions	(0.94)	(2.03)	(2.19)	(1.67)	(0.73)	(0.97)
Net asset value, end of the period	$25.07	$21.75	$20.14	$29.09	$26.42	$23.92
Total return	19.94%(b)	19.00%	(25.41)%	17.02%	13.70%	7.95%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$1,939,774	$1,698,560	$1,932,913	$3,286,680	$2,660,927	$1,938,124
Net expenses	0.92%(c)	0.92%	0.89%	0.88%	0.90%	0.91%
Gross expenses	0.92%(c)	0.92%	0.89%	0.88%	0.90%	0.91%
Net investment income	1.43%(c)	1.33%	0.77%	0.48%	0.67%	1.08%
Portfolio turnover rate	9%	19%	35%	45%	37%	27%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
| 64

Financial Highlights (continued)
For a share outstanding throughout each period.

	Growth Fund—Class A
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$19.58	$16.45	$23.85	$20.72	$16.02	$16.05
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.03)	(0.08)	(0.06)	(0.05)	0.01	0.05
Net realized and unrealized gain (loss)	5.32	5.89	(6.10)	4.17	5.14	0.71
Total from Investment Operations	5.29	5.81	(6.16)	4.12	5.15	0.76
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	—	(0.05)	(0.05)
Net realized capital gains	(1.40)	(2.68)	(1.24)	(0.99)	(0.40)	(0.74)
Total Distributions	(1.40)	(2.68)	(1.24)	(0.99)	(0.45)	(0.79)
Net asset value, end of the period	$23.47	$19.58	$16.45	$23.85	$20.72	$16.02
Total return(b)	28.02%(c)	40.67%	(27.48)%	20.43%	32.80%	5.81%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$1,072,873	$798,843	$1,164,116	$1,740,523	$1,477,915	$1,250,030
Net expenses	0.91%(d)	0.92%	0.90%	0.89%	0.90%	0.91%
Gross expenses	0.95%(d)(e)	0.92%	0.90%	0.89%	0.90%	0.91%
Net investment income (loss)	(0.27)%(d)	(0.43)%	(0.30)%	(0.22)%	0.04%	0.35%
Portfolio turnover rate	6%	13%	20%	9%	19%	7%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Includes transfer agent fees and expenses before expense offset. Without this expense offset the ratio of gross expenses would have been 0.91%. See Note 8 of Notes to Financial Statements.
See accompanying notes to financial statements.
65 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Growth Fund—Class C
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$16.60	$14.42	$21.21	$18.66	$14.53	$14.68
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.09)	(0.18)	(0.20)	(0.20)	(0.11)	(0.06)
Net realized and unrealized gain (loss)	4.46	5.04	(5.35)	3.74	4.64	0.65
Total from Investment Operations	4.37	4.86	(5.55)	3.54	4.53	0.59
LESS DISTRIBUTIONS FROM:
Net realized capital gains	(1.40)	(2.68)	(1.24)	(0.99)	(0.40)	(0.74)
Net asset value, end of the period	$19.57	$16.60	$14.42	$21.21	$18.66	$14.53
Total return(b)	27.49%(c)	39.68%	(28.05)%	19.55%	31.76%	5.05%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$103,197	$78,116	$65,977	$127,003	$128,764	$120,493
Net expenses	1.66%(d)	1.67%	1.65%	1.63%	1.65%	1.66%
Gross expenses	1.66%(d)	1.67%	1.65%	1.63%	1.65%	1.66%
Net investment loss	(1.02)%(d)	(1.18)%	(1.05)%	(0.97)%	(0.71)%	(0.39)%
Portfolio turnover rate	6%	13%	20%	9%	19%	7%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
| 66

Financial Highlights (continued)
For a share outstanding throughout each period.

	Growth Fund—Class N
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$21.66	$17.87	$25.73	$22.26	$17.17	$17.15
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.01	(0.02)	0.01	0.02	0.07	0.11
Net realized and unrealized gain (loss)	5.90	6.49	(6.63)	4.49	5.53	0.76
Total from Investment Operations	5.91	6.47	(6.62)	4.51	5.60	0.87
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	(0.05)	(0.11)	(0.11)
Net realized capital gains	(1.40)	(2.68)	(1.24)	(0.99)	(0.40)	(0.74)
Total Distributions	(1.40)	(2.68)	(1.24)	(1.04)	(0.51)	(0.85)
Net asset value, end of the period	$26.17	$21.66	$17.87	$25.73	$22.26	$17.17
Total return	28.20%(b)	41.19%	(27.25)%	20.80%	33.26%	6.14%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$801,389	$718,311	$663,001	$806,186	$579,571	$442,787
Net expenses	0.57%(c)	0.58%	0.57%	0.56%	0.57%	0.56%
Gross expenses	0.57%(c)	0.58%	0.57%	0.56%	0.57%	0.56%
Net investment income (loss)	0.06%(c)	(0.08)%	0.04%	0.09%	0.38%	0.69%
Portfolio turnover rate	6%	13%	20%	9%	19%	7%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
67 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Growth Fund—Class Y
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$21.61	$17.86	$25.73	$22.26	$17.17	$17.14
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.00)(b)	(0.03)	(0.01)	0.01	0.05	0.10
Net realized and unrealized gain (loss)	5.90	6.46	(6.62)	4.48	5.53	0.77
Total from Investment Operations	5.90	6.43	(6.63)	4.49	5.58	0.87
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	(0.03)	(0.09)	(0.10)
Net realized capital gains	(1.40)	(2.68)	(1.24)	(0.99)	(0.40)	(0.74)
Total Distributions	(1.40)	(2.68)	(1.24)	(1.02)	(0.49)	(0.84)
Net asset value, end of the period	$26.11	$21.61	$17.86	$25.73	$22.26	$17.17
Total return	28.22%(c)	40.97%	(27.29)%	20.72%	33.15%	6.09%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$11,603,401	$9,204,871	$7,594,603	$11,094,922	$9,313,775	$7,017,707
Net expenses	0.66%(d)	0.67%	0.65%	0.64%	0.65%	0.66%
Gross expenses	0.66%(d)	0.67%	0.65%	0.64%	0.65%	0.66%
Net investment income (loss)	(0.02)%(d)	(0.17)%	(0.05)%	0.02%	0.27%	0.60%
Portfolio turnover rate	6%	13%	20%	9%	19%	7%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
| 68

Financial Highlights (continued)
For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class A
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$9.16	$9.23	$10.58	$10.99	$10.51	$9.97
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18	0.29	0.15	0.11	0.19	0.25
Net realized and unrealized gain (loss)	0.26	(0.06)	(1.30)	(0.11)	0.54	0.55
Total from Investment Operations	0.44	0.23	(1.15)	(0.00)(b)	0.73	0.80
LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)	(0.30)	(0.15)	(0.12)	(0.20)	(0.26)
Net realized capital gains	—	—	(0.05)	(0.29)	(0.05)	—
Total Distributions	(0.18)	(0.30)	(0.20)	(0.41)	(0.25)	(0.26)
Net asset value, end of the period	$9.42	$9.16	$9.23	$10.58	$10.99	$10.51
Total return(c)(d)	4.87%(e)	2.53%	(10.98)%	(0.06)%	7.06%	8.11%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$3,792	$7,150	$18,077	$20,942	$19,962	$21,415
Net expenses(f)	0.65%(g)	0.65%	0.65%	0.65%	0.65%	0.65%
Gross expenses	0.74%(g)(h)	0.71%	0.68%	0.70%	0.72%	0.72%
Net investment income	3.85%(g)	3.12%	1.49%	1.03%	1.78%	2.42%
Portfolio turnover rate	64%	138%	144%	100%	123%	135%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes transfer agent fees and expenses before expense offset. Without this expense offset the ratio of gross expenses would have been 0.73%. See Note 8 of Notes to Financial Statements.
See accompanying notes to financial statements.
69 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class C
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$9.19	$9.27	$10.62	$11.02	$10.54	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15	0.24	0.06	0.03	0.11	0.17
Net realized and unrealized gain (loss)	0.26	(0.08)	(1.29)	(0.11)	0.54	0.55
Total from Investment Operations	0.41	0.16	(1.23)	(0.08)	0.65	0.72
LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)	(0.24)	(0.07)	(0.03)	(0.12)	(0.18)
Net realized capital gains	—	—	(0.05)	(0.29)	(0.05)	—
Total Distributions	(0.15)	(0.24)	(0.12)	(0.32)	(0.17)	(0.18)
Net asset value, end of the period	$9.45	$9.19	$9.27	$10.62	$11.02	$10.54
Total return(b)(c)	4.49%(d)	1.69%	(11.65)%	(0.76)%	6.27%	7.28%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$703	$698	$174	$315	$668	$467
Net expenses(e)	1.40%(f)	1.40%	1.40%	1.40%	1.40%	1.40%
Gross expenses	1.49%(f)	1.46%	1.43%	1.45%	1.46%	1.48%
Net investment income	3.14%(f)	2.53%	0.60%	0.30%	1.00%	1.64%
Portfolio turnover rate	64%	138%	144%	100%	123%	135%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
| 70

Financial Highlights (continued)
For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class N
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Period Ended September 30, 2019*
Net asset value, beginning of the period	$9.16	$9.22	$10.57	$10.98	$10.50	$10.07
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20	0.33	0.18	0.14	0.22	0.17
Net realized and unrealized gain (loss)	0.25	(0.06)	(1.30)	(0.11)	0.54	0.45
Total from Investment Operations	0.45	0.27	(1.12)	0.03	0.76	0.62
LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)	(0.33)	(0.18)	(0.15)	(0.23)	(0.19)
Net realized capital gains	—	—	(0.05)	(0.29)	(0.05)	—
Total Distributions	(0.20)	(0.33)	(0.23)	(0.44)	(0.28)	(0.19)
Net asset value, end of the period	$9.41	$9.16	$9.22	$10.57	$10.98	$10.50
Total return(b)	4.93%(c)	2.97%	(10.73)%	0.25%	7.39%	6.19%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$57,500	$55,983	$19,294	$20,094	$3,307	$3,546
Net expenses(d)	0.35%(e)	0.35%	0.35%	0.35%	0.35%	0.35%(e)
Gross expenses	0.41%(e)	0.39%	0.37%	0.38%	0.43%	0.42%(e)
Net investment income	4.18%(e)	3.60%	1.80%	1.32%	2.09%	2.54%(e)
Portfolio turnover rate	64%	138%	144%	100%	123%	135%(f)

*	From commencement of Class operations on February 1, 2019 through September 30, 2019.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Represents the Fund’s portfolio turnover rate for year ended September 30, 2019.
See accompanying notes to financial statements.
71 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class Y
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$9.16	$9.23	$10.58	$10.99	$10.51	$9.97
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19	0.32	0.17	0.14	0.21	0.27
Net realized and unrealized gain (loss)	0.27	(0.06)	(1.29)	(0.11)	0.54	0.55
Total from Investment Operations	0.46	0.26	(1.12)	0.03	0.75	0.82
LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)	(0.33)	(0.18)	(0.15)	(0.22)	(0.28)
Net realized capital gains	—	—	(0.05)	(0.29)	(0.05)	—
Total Distributions	(0.20)	(0.33)	(0.23)	(0.44)	(0.27)	(0.28)
Net asset value, end of the period	$9.42	$9.16	$9.23	$10.58	$10.99	$10.51
Total return(b)	5.02%(c)	2.81%	(10.76)%	0.20%	7.33%	8.38%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$226,006	$281,284	$255,418	$340,326	$293,577	$215,752
Net expenses(d)	0.40%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Gross expenses	0.49%(e)	0.46%	0.44%	0.45%	0.47%	0.48%
Net investment income	4.12%(e)	3.47%	1.70%	1.28%	2.01%	2.67%
Portfolio turnover rate	64%	138%	144%	100%	123%	135%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
| 72

Financial Highlights (continued)
For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class A
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$10.57	$10.65	$11.40	$11.54	$11.34	$11.09
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19	0.32	0.07	0.04	0.11	0.15
Net realized and unrealized gain (loss)	0.16	(0.04)	(0.72)	(0.11)	0.25	0.34
Total from Investment Operations	0.35	0.28	(0.65)	(0.07)	0.36	0.49
LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.36)	(0.10)	(0.07)	(0.16)	(0.24)
Net asset value, end of the period	$10.71	$10.57	$10.65	$11.40	$11.54	$11.34
Total return(b)	3.31%(c)(d)	2.64%(c)	(5.75)%(c)	(0.58)%(c)	3.19%	4.42%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$207,508	$209,032	$246,532	$287,244	$296,217	$308,186
Net expenses	0.70%(e)(f) (g)	0.69%(e)(h)	0.69%(e)(h)	0.73%(e)(h) (i)	0.78%(j)	0.80%
Gross expenses	0.79%(f)(g) (k)	0.77%(h)	0.72%(h)	0.73%(h)	0.78%	0.80%
Net investment income	3.57%(g)	3.04%	0.65%	0.36%	0.93%	1.31%
Portfolio turnover rate	115%	267%	203%	247%	319%(l)	527%(l)

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Includes refund of prior year service fee of less than 0.01%.See Note 6b of Notes to Financial Statements.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes refund of prior year service fee of 0.01%.
(i)	Effective July 1, 2021, the expense limit decreased from 0.75% to 0.70%.
(j)	Effective July 1, 2020, the expense limit decreased from 0.80% to 0.75%.
(k)	Includes transfer agent fees and expenses before expense offset. Without this expense offset the ratio of gross expenses would have been 0.77%. See Note 8 of Notes to Financial Statements.
(l)	The variation in the Fund’s turnover rate from 2019 to 2020 is due to changes in volume of U.S. Treasury securities related to certain trading strategies.
See accompanying notes to financial statements.
73 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class C
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$10.54	$10.62	$11.38	$11.54	$11.35	$11.10
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.15	0.24	(0.02)	(0.05)	0.02	0.06
Net realized and unrealized gain (loss)	0.16	(0.04)	(0.71)	(0.11)	0.24	0.34
Total from Investment Operations	0.31	0.20	(0.73)	(0.16)	0.26	0.40
LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)	(0.28)	(0.03)	(0.00)(b)	(0.07)	(0.15)
Net asset value, end of the period	$10.68	$10.54	$10.62	$11.38	$11.54	$11.35
Total return(c)	2.93%(d)(e)	1.86%(d)	(6.43)%(d)	(1.35)%(d)	2.34%	3.64%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$7,764	$8,510	$14,145	$24,922	$19,628	$22,142
Net expenses	1.45%(f)(g)	1.45%(f)	1.45%(f)	1.48%(f)(h)	1.53%(i)	1.55%
Gross expenses	1.53%(g)(j)	1.53%	1.48%	1.49%	1.53%	1.55%
Net investment income (loss)	2.81%(g)	2.24%	(0.16)%	(0.40)%	0.18%	0.57%
Portfolio turnover rate	115%	267%	203%	247%	319%(k)	527%(k)

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2021, the expense limit decreased from 1.50% to 1.45%.
(i)	Effective July 1, 2020, the expense limit decreased from 1.55% to 1.50%.
(j)	Includes transfer agent fees and expenses before expense offset. Without this expense offset the ratio of gross expenses would have been 1.52%. See Note 8 of Notes to Financial Statements.
(k)	The variation in the Fund’s turnover rate from 2019 to 2020 is due to changes in volume of U.S. Treasury securities related to certain trading strategies.
See accompanying notes to financial statements.
| 74

Financial Highlights (continued)
For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class N
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$10.60	$10.68	$11.43	$11.57	$11.37	$11.12
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.21	0.37	0.11	0.08	0.14	0.19
Net realized and unrealized gain (loss)	0.15	(0.06)	(0.73)	(0.11)	0.26	0.33
Total from Investment Operations	0.36	0.31	(0.62)	(0.03)	0.40	0.52
LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)	(0.39)	(0.13)	(0.11)	(0.20)	(0.27)
Net asset value, end of the period	$10.74	$10.60	$10.68	$11.43	$11.57	$11.37
Total return(b)	3.46%(c)	2.94%	(5.45)%	(0.25)%	3.53%	4.77%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$49,915	$45,716	$19,656	$12,972	$11,035	$5,272
Net expenses(d)	0.40%(e)	0.40%	0.39%	0.40%(f)	0.45%(g)	0.46%
Gross expenses	0.44%(e)	0.43%	0.40%	0.41%	0.46%	0.48%
Net investment income	3.87%(e)	3.44%	1.03%	0.68%	1.20%	1.65%
Portfolio turnover rate	115%	267%	203%	247%	319%(h)	527%(h)

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2021, the expense limit decreased from 0.45% to 0.40%
(g)	Effective July 1, 2020, the expense limit decreased from 0.50% to 0.45%.
(h)	The variation in the Fund’s turnover rate from 2019 to 2020 is due to changes in volume of U.S. Treasury securities related to certain trading strategies.
See accompanying notes to financial statements.
75 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class Y
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$10.60	$10.69	$11.43	$11.57	$11.38	$11.13
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20	0.35	0.10	0.07	0.13	0.17
Net realized and unrealized gain (loss)	0.17	(0.05)	(0.72)	(0.11)	0.25	0.34
Total from Investment Operations	0.37	0.30	(0.62)	(0.04)	0.38	0.51
LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)	(0.39)	(0.12)	(0.10)	(0.19)	(0.26)
Net asset value, end of the period	$10.75	$10.60	$10.69	$11.43	$11.57	$11.38
Total return	3.53%(b)(c)	2.79%(b)	(5.42)%(b)	(0.33)%(b)	3.35%	4.67%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$479,628	$486,496	$491,162	$707,904	$691,616	$457,248
Net expenses	0.45%(d)(e)	0.45%(d)	0.45%(d)	0.48%(d)(f)	0.53%(g)	0.55%
Gross expenses	0.53%(e)	0.53%	0.48%	0.49%	0.53%	0.55%
Net investment income	3.81%(e)	3.30%	0.87%	0.61%	1.11%	1.55%
Portfolio turnover rate	115%	267%	203%	247%	319%(h)	527%(h)

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2021, the expense limit decreased from 0.50% to 0.45%.
(g)	Effective July 1, 2020, the expense limit decreased from 0.55% to 0.50%.
(h)	The variation in the Fund’s turnover rate from 2019 to 2020 is due to changes in volume of U.S. Treasury securities related to certain trading strategies.
See accompanying notes to financial statements.
| 76

Notes to Financial Statements
March 31, 2024 (Unaudited)
1.Organization.  Natixis Funds Trust I, Loomis Sayles Funds I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Natixis Funds Trust I:
Loomis Sayles Core Plus Bond Fund ("Core Plus Bond Fund")
Loomis Sayles Funds I:
Loomis Sayles Intermediate Duration Bond Fund (“Intermediate Duration Bond Fund”)
Loomis Sayles Funds II:
Loomis Sayles Global Allocation Fund (“Global Allocation Fund”)
Loomis Sayles Growth Fund (“Growth Fund”)
Loomis Sayles Limited Term Government and Agency Fund (“Limited Term Government and Agency Fund”)
Each Fund is a diversified investment company.
Each Fund offers Class A, Class C, Class N and Class Y shares.
Effective February 1, 2024, Growth Fund's principal investment strategies disclosure was amended to permit the Fund to invest in affiliated and unaffiliated mutual funds and exchange-traded funds, to the extent permitted by the Investment Company Act of 1940.
Class A shares are sold with a maximum front-end sales charge of 4.25% for Core Plus Bond Fund and Intermediate Duration Bond Fund, 5.75% for Global Allocation Fund and Growth Fund, and 2.25% for Limited Term Government and Agency Fund. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds' prospectus.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust and Natixis ETF Trust II ("Natixis ETF Trusts"). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded
77 |

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value (“NAV”) per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Short sales of debt investments are fair valued based on an evaluated ask price furnished to the Funds by an independent pricing service. Senior loans and collateralized loan obligations (“CLOs”) are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service. Bilateral credit default swaps are fair valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Bilateral interest rate swaps are fair valued based on prices supplied by an independent pricing source. Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.
The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Loan consent fees, upfront origination fees and/or amendment fees are recorded when received and included in interest income on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
c. Short Sales. A short sale is a transaction in which a Fund sells a security it does not own, usually in anticipation of a decline in the fair market value of the security. When closing out a short position, a Fund will have to purchase the security it originally sold short. The value of short sales is reflected as a liability in the Statements of Assets and Liabilities and is marked-to-market daily. A Fund will realize a profit from closing out a short position if the price of the security sold short has declined since the short position was opened; a Fund will realize a loss from closing out a short position if the value of the shorted security has risen since the short position was opened. Because there is no upper limit on the price to which a security can rise, short selling exposes a Fund to potentially unlimited losses. The Funds intend to cover their short sale transactions by segregating or earmarking liquid assets, such that the segregated/earmarked amount, equals the current market value of the securities underlying the short sale.
d. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars
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Notes to Financial Statements (continued)
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based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
e. Forward Foreign Currency Contracts. A Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts. Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
f. Futures Contracts. A Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
g. Swap Agreements. A Fund may enter into credit default swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of
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Notes to Financial Statements (continued)
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issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily and fluctuations in the value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.
Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
h. When-Issued and Delayed Delivery Transactions. A Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.
Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is "to be announced" 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party.
Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.
i. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2024 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to
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Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
Certain Funds have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries ("EU reclaims") and may continue to make such filings when it is determined to be in the best interest of the Funds and their shareholders. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. EU reclaims are recognized by a Fund when deemed more likely than not to be collected, and are reflected as a reduction of foreign taxes withheld in the Statements of Operations. Any related receivable is reflected as tax reclaims receivable in the Statements of Assets and Liabilities. Under certain circumstances, EU reclaims may be subject to closing agreements with the Internal Revenue Service ("IRS"), which may materially reduce the reclaim amounts realized by the Funds. Fees and expenses associated with closing agreements will be reflected in the Statements of Operations when it is determined that a closing agreement with the IRS is required.
j. Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, net operating losses, premium amortization, capital gains taxes, convertible bond adjustments, defaulted and/or non-income producing securities, return of capital distributions received, redemptions in-kind, trust preferred securities and paydown gains and losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, forward foreign currency contract mark-to-market, wash sales, premium amortization, futures contract mark-to-market, convertible bond adjustments, defaulted and/or non-income producing securities, dividends payable, return of capital distributions received, trust preferred securities and paydown gains and losses. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are considered to be distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2023 was as follows:
	2023 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
Core Plus Bond Fund	$237,600,988	$ —	$237,600,988
Global Allocation Fund	—	265,227,594	265,227,594
Growth Fund	1,801,992	1,212,480,441	1,214,282,433
Intermediate Duration Bond Fund	11,021,583	—	11,021,583
Limited Term Government and Agency Fund	25,072,525	—	25,072,525
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Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
As of September 30, 2023, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:
	Core Plus Bond Fund	Global Allocation Fund	Growth Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
Capital loss carryforward:
Short-term:
No expiration date	$(263,274,882)	$ —	$ —	$(19,689,910)	$(10,097,977)
Long-term:
No expiration date	(335,593,277)	—	—	(12,535,488)	(56,235,014)
Total capital loss carryforward	$(598,868,159)	$ —	$ —	$(32,225,398)	$(66,332,991)
Late-year ordinary and post-October capital loss deferrals*	$ —	$(2,253,183)	$(15,598,809)	$ —	$ —

*
Under current tax law, net operating losses, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Global Allocation
Fund is deferring currency losses and Growth Fund is deferring net operating losses.

As of March 31, 2024, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	Core Plus Bond Fund	Global Allocation Fund	Growth Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
Federal tax cost	$8,192,186,963	$2,472,773,312	$6,681,849,997	$292,636,597	$825,302,243
Gross tax appreciation	$47,606,379	$593,344,556	$7,182,992,968	$1,425,882	$1,024,941
Gross tax depreciation	(564,247,406)	(116,328,118)	(403,156,650)	(5,593,805)	(19,074,764)
Net tax appreciation (depreciation)	$(516,641,027)	$477,016,438	$6,779,836,318	$(4,167,923)	$(18,049,823)
Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.
k. Senior Loans. A Fund’s investment in senior loans may be to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. The Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. The settlement period for senior loans is uncertain as there is no standardized settlement schedule applicable to such investments. Senior loans outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
l. Collateralized Loan Obligations. A Fund may invest in CLOs. A CLO is a type of asset-backed security designed to redirect the cash flows from a pool of leveraged loans to investors based on their risk preferences. Cash flows from a CLO are split into two or more portions, called tranches, varying in risk and yield. The risk of an investment in a CLO depends largely on the type of the collateralized securities and the class of the instrument in which the Fund invests. CLOs outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
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m. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2024, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
n. Due to/from Brokers. Transactions and positions in certain futures, forward foreign currency contracts and delayed delivery commitments are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/ dealers. The due from brokers balance in the Statements of Assets and Liabilities for Core Plus Bond Fund represents cash pledged as collateral for delayed delivery securities. The due from brokers balance in the Statements of Assets and Liabilities for Global Allocation Fund represents cash pledged as collateral for forward foreign currency contracts. The due from brokers balance in the Statements of Assets and Liabilities for Intermediate Duration Bond Fund represents cash pledged as initial margin for futures contracts. The due to brokers balance in the Statements of Assets and Liabilities for Global Allocation Fund represents cash received as collateral for forward foreign currency contracts. In certain circumstances a Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.
o. Indemnifications. Under the Trusts' organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
p. Regulatory Update. Effective January 24, 2023, the SEC adopted a release (the “Release”) containing rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the new tailored shareholder reports but will be available online, delivered free of charge upon request, and filed with the SEC on a semiannual basis on Form N-CSR. In addition to the removal of financial statements from the new tailored shareholder reports, the Release requires mandatory mailing of the reports, unless a shareholder specifically opts out and chooses electronic delivery. The Release also requires that the new tailored shareholder reports be no longer than 2-4 pages, include only a single share class of a single fund, and use a broad-based securities market index for performance comparison purposes. Management is evaluating the impact of the Release on the content of the current shareholder report and newly created tailored shareholder reports and expects to meet the required compliance date of July 24, 2024.
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All
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Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of March 31, 2024, at value:
Core Plus Bond Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$ —	$27,571,331	$9,436	$27,580,767
Collateralized Mortgage Obligations	—	74,617,349	94,994	74,712,343
All Other Non-Convertible Bonds(a)	—	6,410,129,810	—	6,410,129,810
Total Non-Convertible Bonds	—	6,512,318,490	104,430	6,512,422,920
Municipals(a)	—	7,940,675	—	7,940,675
Total Bonds and Notes	—	6,520,259,165	104,430	6,520,363,595
Collateralized Loan Obligations	—	350,480,609	—	350,480,609
Short-Term Investments	—	799,577,952	—	799,577,952
Total Investments	—	7,670,317,726	104,430	7,670,422,156
Futures Contracts (unrealized appreciation)	5,220,554	—	—	5,220,554
Total	$5,220,554	$7,670,317,726	$104,430	$7,675,642,710

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(96,774)	$ —	$ —	$(96,774)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
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Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)

Global Allocation Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
France	$ —	$73,307,833	$ —	$73,307,833
Japan	—	50,247,739	—	50,247,739
Netherlands	—	71,548,160	—	71,548,160
Sweden	—	74,613,804	—	74,613,804
Taiwan	—	57,279,273	—	57,279,273
United Kingdom	—	59,938,822	—	59,938,822
United States	1,629,960,838	31,251,443	—	1,661,212,281
Total Common Stocks	1,629,960,838	418,187,074	—	2,048,147,912
Bonds and Notes(a)	—	871,170,170	—	871,170,170
Senior Loans(a)	—	9,611,812	—	9,611,812
Preferred Stocks(a)	1,169,073	—	—	1,169,073
Short-Term Investments	—	20,016,804	—	20,016,804
Total Investments	1,631,129,911	1,318,985,860	—	2,950,115,771
Forward Foreign Currency Contracts (unrealized appreciation)	—	899,780	—	899,780
Futures Contracts (unrealized appreciation)	1,754,220	—	—	1,754,220
Total	$1,632,884,131	$1,319,885,640	$ —	$2,952,769,771

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$ —	$(2,809,584)	$ —	$(2,809,584)
Futures Contracts (unrealized depreciation)	(170,437)	—	—	(170,437)
Total	$(170,437)	$(2,809,584)	$ —	$(2,980,021)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Growth Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$13,001,240,067	$ —	$ —	$13,001,240,067
Affiliated Exchange-Traded Funds	137,355,657	—	—	137,355,657
Short-Term Investments	—	323,090,591	—	323,090,591
Total Investments	$13,138,595,724	$323,090,591	$—	$13,461,686,315

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
85 |

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)

Intermediate Duration Bond Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
ABS Home Equity	$ —	$ —	$1,422	$1,422
Collateralized Mortgage Obligations	—	1,859,848	156	1,860,004
All Other Bonds and Notes(a)	—	279,799,967	—	279,799,967
Total Bonds and Notes	—	281,659,815	1,578	281,661,393
Short-Term Investments	—	6,662,223	—	6,662,223
Total Investments	—	288,322,038	1,578	288,323,616
Futures Contracts (unrealized appreciation)	145,058	—	—	145,058
Total	$145,058	$288,322,038	$1,578	$288,468,674

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Limited Term Government and Agency Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Collateralized Mortgage Obligations	$ —	$65,795,824	$5,072,298	$70,868,122
All Other Bonds and Notes(a)	—	633,325,152	—	633,325,152
Total Bonds and Notes	—	699,120,976	5,072,298	704,193,274
Short-Term Investments	—	103,059,146	—	103,059,146
Total Investments	$—	$802,180,122	$5,072,298	$807,252,420

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2023 and/or March 31, 2024:
Core Plus Bond Fund
Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2023	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2024	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2024
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$ —	$ —	$ —	$(68)	$ —	$(526)	$10,030	$ —	$9,436	$(68)
Collateralized Mortgage Obligations	96,178	—	1	(1,861)	1,209	(533)	—	—	94,994	(1,909)
Total	$96,178	$ —	$1	$(1,929)	$1,209	$(1,059)	$10,030	$ —	$104,430	$(1,977)
A debt security valued at $10,030 was transferred from Level 2 to Level 3 during the period ended March 31, 2024. At September 30, 2023, this security was fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with
| 86

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
the Fund's valuation policies. At March 31, 2024, this security was fair valued as determined by the Fund's valuation designee as an independent pricing service did not provide a reliable price for the security.
Intermediate Duration Bond Fund
Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2023	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2024	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2024
Bonds and Notes
ABS Home Equity	$ —	$ —	$ —	$(10)	$ —	$(79)	$1,511	$ —	$1,422	$(10)
Collateralized Mortgage Obligations	166	—	—	3	—	(13)	—	—	156	2
Total	$166	$ —	$ —	$(7)	$ —	$(92)	$1,511	$ —	$1,578	$(8)
A debt security valued at $1,511 was transferred from Level 2 to Level 3 during the period ended March 31, 2024. At September 30, 2023, this security was fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies. At March 31, 2024, this security was fair valued as determined by the Fund's valuation designee as an independent pricing service did not provide a reliable price for the security.
Limited Term Government and Agency Fund
Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2023	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2024	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2024
Bonds and Notes
Collateralized Mortgage Obligations	$5,429,401	$ —	$(18,102)	$110,707	$6,482	$(471,395)	$15,205	$ —	$5,072,298	$77,427
A debt security valued at $15,205 was transferred from Level 2 to Level 3 during the period ended March 31, 2024. At September 30, 2023, this security was fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies. At March 31, 2024, this security was fair valued as determined by the Fund's valuation designee as an independent pricing service did not provide a reliable price for the security.
4.Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Core Plus Bond Fund, Global Allocation Fund and Intermediate Duration Bond Fund used during the period include forward foreign currency contracts and futures contracts.
The Funds are subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Funds may enter into forward foreign currency contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Funds may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Funds. During the six months ended March 31, 2024, Global Allocation Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.
87 |

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
The Funds are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed income securities. The Funds will be subject to increased interest rate risk to the extent that they invest in fixed income securities with longer maturities or durations, as compared to investing in fixed income securities with shorter maturities or durations. The Funds may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Funds may also use futures contracts to gain investment exposure. During the six months ended March 31, 2024, Core Plus Bond Fund, Global Allocation Fund and Intermediate Duration Bond Fund each used futures contracts to manage duration.
The following is a summary of derivative instruments for Core Plus Bond Fund as of March 31, 2024, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$5,220,554

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(96,774)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Core Plus Bond Fund during the six months ended March 31, 2024, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$(1,882,112)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$30,225,998
The following is a summary of derivative instruments for Global Allocation Fund as of March 31, 2024, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$899,780	$ —	$899,780
Exchange-traded asset derivatives
Interest rate contracts	—	1,754,220	1,754,220
Total asset derivatives	$899,780	$1,754,220	$2,654,000
| 88

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$(2,809,584)	$ —	$(2,809,584)
Exchange-traded liability derivatives
Interest rate contracts	—	(170,437)	(170,437)
Total liability derivatives	$(2,809,584)	$(170,437)	$(2,980,021)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Global Allocation Fund during the six months ended March 31, 2024, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$ —	$244,761
Foreign exchange contracts	(1,487,659)	—
Total	$(1,487,659)	$244,761

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$ —	$4,687,337
Foreign exchange contracts	(323,787)	—
Total	$(323,787)	$4,687,337
The following is a summary of derivative instruments for Intermediate Duration Bond Fund as of March 31, 2024, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$145,058

[1]
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Intermediate Duration Bond Fund during the six months ended March 31, 2024, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$(266,078)
89 |

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$640,643
As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.
The volume of forward foreign currency contract and futures contract activity, as a percentage of net assets for Core Plus Bond Fund, Global Allocation Fund and Intermediate Duration Bond Fund, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2024:
Core Plus Bond Fund	Futures
Average Notional Amount Outstanding	15.36%
Highest Notional Amount Outstanding	20.40%
Lowest Notional Amount Outstanding	9.50%
Notional Amount Outstanding as of March 31, 2024	14.90%

Global Allocation Fund	Forwards	Futures
Average Notional Amount Outstanding	8.65%	9.13%
Highest Notional Amount Outstanding	9.39%	11.38%
Lowest Notional Amount Outstanding	8.23%	7.07%
Notional Amount Outstanding as of March 31, 2024	8.31%	10.34%

Intermediate Duration Bond Fund	Futures
Average Notional Amount Outstanding	6.56%
Highest Notional Amount Outstanding	7.36%
Lowest Notional Amount Outstanding	6.33%
Notional Amount Outstanding as of March 31, 2024	6.64%
Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.
Unrealized gain and/or loss on open forwards and futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forwards and futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.
Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds' ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.
As of March 31, 2024, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:
Global Allocation Fund
Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$340,250	$(340,250)	$ —	$ —	$ —
HSBC Bank USA N.A.	285,176	—	285,176	(285,176)	—
| 90

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
Global Allocation Fund
Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Morgan Stanley Capital Services LLC	$162,379	$(162,379)	$ —	$ —	$ —
UBS AG	111,975	(106,159)	5,816	—	5,816
	$899,780	$(608,788)	$290,992	$(285,176)	$5,816

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$(1,737,644)	$340,250	$(1,397,394)	$1,250,000	$(147,394)
Morgan Stanley Capital Services LLC	(965,781)	162,379	(803,402)	541,847	(261,555)
UBS AG	(106,159)	106,159	—	—	—
	$(2,809,584)	$608,788	$(2,200,796)	$1,791,847	$(408,949)
The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank and Trust Company (“State Street Bank”).
Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
5.Purchases and Sales of Securities. For the six months ended March 31, 2024, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:
	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Core Plus Bond Fund	$5,612,098,067	$5,706,984,368	$538,992,580	$297,039,152
Global Allocation Fund	36,020,601	32,287,538	214,881,017	437,745,874
Growth Fund	—	—	677,942,748	1,191,461,250
Intermediate Duration Bond Fund	45,095,592	87,007,044	153,945,432	176,491,868
Limited Term Government and Agency Fund	814,291,885	853,844,652	4,837,349	7,697,980
6.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.
91 |

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	First $100 million	Next $400 million	Next $500 million	Next $1 billion	Next $2 billion	Over $4 billion
Core Plus Bond Fund	0.2000%	0.1875%	0.1875%	0.1875%	0.1500%	0.1500%
Global Allocation Fund	0.7500%	0.7500%	0.7500%	0.7500%	0.7300%	0.7000%
Growth Fund	0.5000%	0.5000%	0.5000%	0.5000%	0.5000%	0.5000%
Intermediate Duration Bond Fund	0.2500%	0.2500%	0.2500%	0.2500%	0.2500%	0.2500%
Limited Term Government and Agency Fund	0.3250%	0.3250%	0.3000%	0.2500%	0.2500%	0.2500%
Natixis Advisors, LLC ("Natixis Advisors") serves as the advisory administrator to Core Plus Bond Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Under the terms of the advisory administration agreement, the Fund pays an advisory administration fee at the following annual rates, calculated daily and payable monthly, based on its average daily net assets:
Percentage of Average Daily Net Assets
Fund	First $100 million	Next $1.9 billion	Over $2 billion
Core Plus Bond Fund	0.2000%	0.1875%	0.1500%
Management and advisory administration fees are presented in the Statements of Operations as management fees.
Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds' operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2025, may be terminated before then only with the consent of the Funds' Board of Trustees and are reevaluated on an annual basis. In addition, Loomis Sayles will voluntarily waive its management fee on any portion of the Growth Fund’s assets that are invested in the Natixis Loomis Sayles Focused Growth ETF. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
For the six months ended March 31, 2024 the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Core Plus Bond Fund	0.74%	1.49%	0.44%	0.49%
Global Allocation Fund	1.20%	1.95%	0.90%	0.95%
Growth Fund	1.00%	1.75%	0.70%	0.75%
Intermediate Duration Bond Fund	0.65%	1.40%	0.35%	0.40%
Limited Term Government and Agency Fund	0.70%	1.45%	0.40%	0.45%
Loomis Sayles and Natixis Advisors have agreed to equally bear the waivers and/or expense reimbursements for Core Plus Bond Fund.
Loomis Sayles (and Natixis Advisors for Core Plus Bond Fund) shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class' expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class' current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
| 92

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
For the six months ended March 31, 2024, the management fees and waivers of management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Voluntary Waivers of Management Fees[2]	Net Management Fees	Percentage of Average Daily Net Assets
Fund					Gross	Net
Core Plus Bond Fund	$5,579,782	$ —	$ —	$5,579,782	0.16%	0.16%
Global Allocation Fund	10,666,514	—	—	10,666,514	0.74%	0.74%
Growth Fund	30,696,951	—	60,409	30,636,542	0.50%	0.50%
Intermediate Duration Bond Fund	396,724	126,170	—	270,554	0.25%	0.17%
Limited Term Government and Agency Fund	1,189,854	273,899	—	915,955	0.32%	0.24%

[1]	Waiver/expense reimbursements are subject to possible recovery until September 30, 2025.
[2]	Voluntary management fee waivers are not subject to recovery under the expense limitation agreement described above.
For the six months ended March 31, 2024, class-specific expenses have been reimbursed as follows:
	Reimbursement
	Class A	Class C	Class N	Class Y	Total
Core Plus Bond Fund	$18,810	$1,379	$ —	$221,654	$241,843
For the six months ended March 31, 2024, the advisory administration fees for Core Plus Bond Fund were $5,579,782 (effective rate of 0.16% of average daily net assets).
No expenses were recovered for any of the Funds during the six months ended March 31, 2024 under the terms of the expense limitation agreements.
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.
Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to the Fund’s Class C shares (the “Class C Plans”).
Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.
Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.
Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.
For the six months ended March 31, 2024, the service and distribution fees for each Fund were as follows:
	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Core Plus Bond Fund	$483,816	$36,626	$109,879
Global Allocation Fund	640,216	324,727	974,180
Growth Fund	1,201,047	112,133	336,398
Intermediate Duration Bond Fund	6,448	867	2,600
Limited Term Government and Agency Fund	258,461	9,791	29,374
For the six months ended March 31, 2024, Natixis Distribution refunded Limited Term Government and Agency Fund $2,472 of prior year Class A service fees paid to Natixis Distribution in excess of amounts subsequently paid to securities dealers or financial intermediaries. Service and distribution fees on the Statements of Operations have been reduced by these amounts.
93 |

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
c. Administrative Fees. Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
For the six months ended March 31, 2024, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
Core Plus Bond Fund	$1,591,166
Global Allocation Fund	658,147
Growth Fund	2,817,052
Intermediate Duration Bond Fund	72,954
Limited Term Government and Agency Fund	172,610
d. Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.
For the six months ended March 31, 2024, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:
Fund	Sub-Transfer Agent Fees
Core Plus Bond Fund	$2,488,287
Global Allocation Fund	1,131,583
Growth Fund	4,953,006
Intermediate Duration Bond Fund	102,448
Limited Term Government and Agency Fund	230,858
As of March 31, 2024, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):
Fund	Reimbursements of Sub-Transfer Agent Fees
Core Plus Bond Fund	$63,208
Global Allocation Fund	50,430
Growth Fund	132,880
Intermediate Duration Bond Fund	6,151
Limited Term Government and Agency Fund	12,542
| 94

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
e. Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended March 31, 2024 were as follows:
Fund	Commissions
Core Plus Bond Fund	$34,410
Global Allocation Fund	40,663
Growth Fund	392,482
Intermediate Duration Bond Fund	1,083
Limited Term Government and Agency Fund	26,483
f. Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $400,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $225,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $25,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
Prior to January 1, 2024, the Chairperson of the Board of Trustees received a retainer fee at the annual rate of $369,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $210,000. Each Independent Trustee received a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attended in person. The Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each received an additional retainer fee at the annual rate of $20,000. All other Trustees fees remained unchanged.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trusts.
95 |

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
g. Affiliated Ownership. As of March 31, 2024, the percentage of each Fund’s net assets owned by affiliates is as follows:
Percentage of Net Assets
Core Plus Bond Fund
Loomis Sayles Employees’ Profit Sharing Retirement Plan	0.18%
Global Allocation Fund
Loomis Sayles Employees’ Profit Sharing Retirement Plan	0.65%
Growth Fund
Loomis Sayles Employees’ Profit Sharing Retirement Plan	0.83%
Loomis Sayles Funded Pension Plan and Trust	0.14%
0.97%
Limited Term Government and Agency Fund
Loomis Sayles Employees’ Profit Sharing Retirement Plan	0.32%
Loomis Sayles Distribution and Trust	0.68%
Natixis Sustainable Future 2015 Fund	0.09%
Natixis Sustainable Future 2020 Fund	0.08%
Natixis Sustainable Future 2025 Fund	0.13%
Natixis Sustainable Future 2030 Fund	0.15%
Natixis Sustainable Future 2035 Fund	0.13%
Natixis Sustainable Future 2040 Fund	0.09%
Natixis Sustainable Future 2045 Fund	0.05%
1.72%
h. Reimbursement of Transfer Agent Fees and Expenses. Natixis Advisors has given a binding contractual undertaking to Intermediate Duration Bond Fund and Limited Term Government and Agency Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through January 31, 2025 and is not subject to recovery under the expense limitation agreement described above.
For the six months ended March 31, 2024, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:
Reimbursement of Transfer Agency Expenses
Fund	Class N
Intermediate Duration Bond Fund	$1,307
Limited Term Government and Agency Fund	1,291
i. Affiliated Fund Transactions.  A summary of affiliated fund transactions for each underlying fund held by the Funds for the six months ended March 31, 2024, is as follows:
Growth Fund
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of March 31, 2024	Distribution Received(2)
Natixis Loomis Sayles Focused Growth ETF	$ —	$133,847,928	$ —	$ —	$3,507,729	$137,355,657	4,284,398	$ —

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
| 96

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
7.Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.
For the six months ended March 31, 2024 the Funds incurred the following class-specific transfer agent fees and expenses (net of expense offsets and including sub-transfer agent fees, where applicable):
	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Core Plus Bond Fund	$206,529	$15,656	$21,301	$2,388,971
Global Allocation Fund	233,524	118,573	3,870	823,633
Growth Fund	443,492	41,384	7,868	4,838,878
Intermediate Duration Bond Fund	2,113	288	1,307	105,465
Limited Term Government and Agency Fund	97,693	3,660	1,291	228,192
8.Expense Offset Arrangements. The Funds have entered into an agreement with the transfer agent whereby certain transfer agent fees and expenses may be paid indirectly by credits earned on the Funds' cash balances. Transfer agent fees and expenses are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses.
9.Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid certain legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.
For the six months ended March 31, 2024, Growth Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $33,700,000 at a weighted average interest rate of 6.68%. Interest expense incurred on the line of credit was $6,253.
10.Risk. Global Allocation Fund's investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
Core Plus Bond Fund and Limited Term Government and Agency Fund's investments in mortgage-related and asset-backed securities are subject to certain risks not associated with investments in other securities. Mortgage-related and asset-backed securities are subject to the risk that unexpected changes in interest rates will have a direct effect on expected maturity. A shortened maturity may result in the reinvestment of prepaid amounts in securities with lower yields than the original obligations. An extended maturity may result in a reduction of a security's value.
Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
11.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2024, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds' total outstanding shares. The number of such accounts, based on
97 |

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Account Holders	Percentage of Ownership
Core Plus Bond Fund	1	5.32%
Growth Fund	1	12.07%
Intermediate Duration Bond Fund	6	72.95%
Limited Term Government and Agency Fund	1	7.74%
Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.
12.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
Core Plus Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	4,981,836	$56,257,976	11,357,305	$130,223,433
Issued in connection with the reinvestment of distributions	474,080	5,345,278	869,581	9,938,436
Redeemed	(5,144,868)	(57,766,488)	(16,060,576)	(184,384,945)
Net change	311,048	$3,836,766	(3,833,690)	$(44,223,076)
Class C
Issued from the sale of shares	241,487	$2,722,444	357,507	$4,114,433
Issued in connection with the reinvestment of distributions	36,579	412,722	76,079	870,566
Redeemed	(582,267)	(6,548,086)	(1,998,166)	(22,822,620)
Net change	(304,201)	$(3,412,920)	(1,564,580)	$(17,837,621)
Class N
Issued from the sale of shares	29,725,935	$339,826,270	66,972,306	$777,684,789
Issued in connection with the reinvestment of distributions	3,611,738	41,120,074	6,158,589	71,024,752
Redeemed	(30,426,918)	(341,901,679)	(57,778,078)	(669,470,666)
Net change	2,910,755	$39,044,665	15,352,817	$179,238,875
Class Y
Issued from the sale of shares	80,600,743	$917,954,540	175,407,125	$2,034,481,891
Issued in connection with the reinvestment of distributions	6,816,656	77,568,860	10,358,184	119,421,605
Redeemed	(62,083,937)	(702,680,323)	(110,384,583)	(1,272,938,219)
Net change	25,333,462	$292,843,077	75,380,726	$880,965,277
Increase from capital share transactions	28,251,064	$332,311,588	85,335,273	$998,143,455
| 98

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
12.Capital Shares (continued).

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
Global Allocation Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	2,111,141	$48,837,151	3,389,851	$71,361,898
Issued in connection with the reinvestment of distributions	568,298	13,014,029	1,584,011	31,205,007
Redeemed	(2,274,197)	(52,065,300)	(7,011,580)	(149,010,976)
Net change	405,242	$9,785,880	(2,037,718)	$(46,444,071)
Class C
Issued from the sale of shares	276,330	$6,122,674	777,798	$15,680,854
Issued in connection with the reinvestment of distributions	385,460	8,457,002	1,249,698	23,769,266
Redeemed	(2,176,631)	(48,279,435)	(5,208,741)	(106,549,675)
Net change	(1,514,841)	$(33,699,759)	(3,181,245)	$(67,099,555)
Class N
Issued from the sale of shares	1,035,921	$24,129,135	1,581,514	$33,910,780
Issued in connection with the reinvestment of distributions	412,093	9,560,563	960,857	19,169,099
Redeemed	(2,427,725)	(58,903,602)	(2,419,236)	(52,220,251)
Net change	(979,711)	$(25,213,904)	123,135	$859,628
Class Y
Issued from the sale of shares	6,460,054	$151,497,293	11,651,567	$249,069,549
Issued in connection with the reinvestment of distributions	2,491,406	57,775,714	6,812,550	135,842,251
Redeemed	(9,672,154)	(224,899,102)	(36,342,744)	(779,023,281)
Net change	(720,694)	$(15,626,095)	(17,878,627)	$(394,111,481)
Decrease from capital share transactions	(2,810,004)	$(64,753,878)	(22,974,455)	$(506,795,479)
99 |

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
12.Capital Shares (continued).

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
Growth Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	9,247,946	$188,066,551	25,307,103	$429,030,222
Issued in connection with the reinvestment of distributions	1,793,483	36,891,954	3,080,126	45,431,858
Redeemed	(6,131,674)	(130,396,546)	(58,359,545)	(987,390,432)
Net change	4,909,755	$94,561,959	(29,972,316)	$(512,928,352)
Class C
Issued from the sale of shares	1,243,002	$22,248,493	1,427,876	$22,531,190
Issued in connection with the reinvestment of distributions	283,961	4,881,292	596,956	7,503,741
Redeemed	(961,962)	(17,173,220)	(1,891,889)	(28,339,214)
Net change	565,001	$9,956,565	132,943	$1,695,717
Class N
Issued from the sale of shares	5,148,209	$123,012,187	9,723,730	$196,959,490
Issued in connection with the reinvestment of distributions	1,035,470	23,732,974	3,273,160	53,254,325
Redeemed	(8,736,611)	(200,073,433)	(16,922,957)	(345,813,738)
Net change	(2,552,932)	$(53,328,272)	(3,926,067)	$(95,599,923)
Class Y
Issued from the sale of shares	67,376,719	$1,592,044,239	145,614,231	$2,904,813,412
Issued in connection with the reinvestment of distributions	21,411,762	489,686,993	50,233,839	816,299,889
Redeemed	(70,248,947)	(1,686,760,675)	(185,161,203)	(3,717,011,614)
Redeemed in-kind (Note 13)	—	—	(10,072,998)	(191,588,419)
Net change	18,539,534	$394,970,557	613,869	$(187,486,732)
Increase (decrease) from capital share transactions	21,461,358	$446,160,809	(33,151,571)	$(794,319,290)
| 100

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
12.Capital Shares (continued).

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
Intermediate Duration Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	36,656	$343,101	162,767	$1,527,536
Issued in connection with the reinvestment of distributions	6,939	64,562	42,793	399,890
Redeemed	(421,294)	(3,963,100)	(1,383,949)	(12,973,971)
Net change	(377,699)	$(3,555,437)	(1,178,389)	$(11,046,545)
Class C
Issued from the sale of shares	4,772	$45,000	86,200	$813,282
Issued in connection with the reinvestment of distributions	1,186	11,124	1,755	16,435
Redeemed	(7,531)	(70,971)	(30,766)	(292,234)
Net change	(1,573)	$(14,847)	57,189	$537,483
Class N
Issued from the sale of shares	369,987	$3,476,297	4,504,771	$41,858,306
Issued in connection with the reinvestment of distributions	126,691	1,183,516	99,571	924,081
Redeemed	(502,947)	(4,664,389)	(581,767)	(5,430,564)
Net change	(6,269)	$(4,576)	4,022,575	$37,351,823
Class Y
Issued from the sale of shares	1,540,494	$14,346,715	10,622,669	$99,573,320
Issued in connection with the reinvestment of distributions	567,962	5,304,208	1,030,869	9,604,346
Redeemed	(8,818,828)	(82,594,711)	(8,626,109)	(80,519,563)
Net change	(6,710,372)	$(62,943,788)	3,027,429	$28,658,103
Increase (decrease) from capital share transactions	(7,095,913)	$(66,518,648)	5,928,804	$55,500,864
101 |

Notes to Financial Statements (continued)
March 31, 2024 (Unaudited)
12.Capital Shares (continued).

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
Limited Term Government and Agency Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	1,367,326	$14,604,607	2,652,652	$28,284,400
Issued in connection with the reinvestment of distributions	326,931	3,493,996	607,403	6,478,043
Redeemed	(2,101,890)	(22,425,441)	(6,626,486)	(70,703,766)
Net change	(407,633)	$(4,326,838)	(3,366,431)	$(35,941,323)
Class C
Issued from the sale of shares	142,241	$1,518,653	216,846	$2,300,977
Issued in connection with the reinvestment of distributions	9,447	100,665	22,066	234,758
Redeemed	(232,252)	(2,467,563)	(762,968)	(8,118,114)
Net change	(80,564)	$(848,245)	(524,056)	$(5,582,379)
Class N
Issued from the sale of shares	610,651	$6,540,791	3,011,128	$32,301,122
Issued in connection with the reinvestment of distributions	92,781	994,555	140,941	1,507,954
Redeemed	(370,430)	(3,955,668)	(679,452)	(7,286,871)
Net change	333,002	$3,579,678	2,472,617	$26,522,205
Class Y
Issued from the sale of shares	11,150,222	$119,482,818	27,925,195	$299,329,524
Issued in connection with the reinvestment of distributions	646,992	6,936,355	1,144,373	12,243,193
Redeemed	(13,052,159)	(139,796,223)	(29,148,521)	(311,660,863)
Net change	(1,254,945)	$(13,377,050)	(78,953)	$(88,146)
Decrease from capital share transactions	(1,410,140)	$(14,972,455)	(1,496,823)	$(15,089,643)
13.Redemption In-Kind. In certain circumstances, a Fund may distribute portfolio securities rather than cash as payment for redemption of Fund shares (redemption in-kind). For financial reporting purposes, the Fund will recognize a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Fund will recognize a loss if the cost exceeds value. Gains and losses realized on redemptions in-kind are not recognized for tax purposes, and are re-classified from realized gain (loss) to paid-in-capital. For the year ended September 30, 2023, Growth Fund participated in a redemption in-kind transaction.
| 102

Contact us by mail:
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Secretary of the Funds
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must (a) be signed by the shareholder; (b) include the shareholder’s name and address; and (c) identify the fund(s), account number, share class, and number of shares held in that fund, as of a recent date.
Or by e-mail:
secretaryofthefunds@natixis.com (Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.)
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, Social Security number, PIN, or any other non-public personal information in an e-mail communication because this information may be viewed by others.

Exp. 5/31/25
5647318.2.1
LSIF58SA-0324

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 14. Exhibits.

(a) (1)	Not applicable.

(a) (2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer

Date:	May 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer

Date:	May 21, 2024

By:	/s/ Matthew J. Block
Name:	Matthew J. Block
Title:	Treasurer and Principal Financial and Accounting Officer

Date:	May 21, 2024